Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 97.93%
Aerospace & Defense — 1.76%
5,570 Raytheon Technologies Corp. $ 644,560
Automobiles — 1.53%
10,570 General Motors Co. 563,064
Banks — 8.52%
1,350 Citigroup, Inc. 95,027
6,285 JPMorgan Chase & Co. 1,506,576
3,030 PNC Financial Services Group, Inc. 584,336
2,050 Regions Financial Corp. 48,216
5,530 U.S. Bancorp 264,500
9,000 Wells Fargo & Co. 632,159
3,130,814
Biotechnology — 4.33%
4,050 AbbVie, Inc. 719,685
7,160 Gilead Sciences, Inc. 661,369
590 United Therapeutics Corp.
(a)
208,176
1,589,230
Broadline Retail — 0.72%
280 Dillard's, Inc., Class A 120,887
2,310 eBay, Inc. 143,105
263,992
Building Products — 0.46%
1,000 Owens Corning 170,320
Capital Markets — 8.51%
900 Ameriprise Financial, Inc. 479,187
7,400 Bank of New York Mellon Corp. (The) 568,542
1,190 Goldman Sachs Group, Inc. (The) 681,418
9,600 Invesco Ltd. 167,808
4,615 Janus Henderson Group PLC 196,276
5,400 Morgan Stanley 678,888
1,780 State Street Corp. 174,707
5,050 Virtu Financial, Inc., Class A 180,184
3,127,010
Chemicals — 0.40%
4,330 Axalta Coating Systems Ltd.
(a)
148,173
Communications Equipment — 2.25%
13,900 Cisco Systems, Inc. 822,880
Construction & Engineering — 0.33%
270 EMCOR Group, Inc. 122,553
Construction Materials — 0.06%
220 CRH PLC 20,354

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Consumer Finance — 0.57%
3,195 Synchrony Financial $ 207,675
Consumer Staples Distribution & Retail — 1.72%
8,420 Kroger Co. (The) 514,883
1,720 US Foods Holding Corp.
(a)
116,031
630,914
Containers & Packaging — 1.05%
930 Berry Global Group, Inc. 60,143
1,890 Crown Holdings, Inc. 156,284
3,230 Siligan Holdings, Inc. 168,122
384,549
Diversified Consumer Services — 0.37%
2,560 H&R Block, Inc. 135,270
Diversified Telecommunication Services — 2.80%
31,075 AT&T, Inc. 707,578
8,070 Verizon Communications, Inc. 322,719
1,030,297
Electric Utilities — 3.06%
5,810 American Electric Power Co., Inc. 535,856
5,445 Duke Energy Corp. 586,644
1,122,500
Electrical Equipment — 1.88%
510 Acuity Brands, Inc. 148,986
4,380 Emerson Electric Co. 542,814
691,800
Energy Equipment & Services — 0.53%
6,680 TechnipFMC PLC 193,319
Financial Services — 1.11%
7,180 Corebridge Financial, Inc. 214,897
8,050 MGIC Investment Corp. 190,866
405,763
Food Products — 0.77%
1,200 Ingredion, Inc. 165,072
2,560 Pilgrim's Pride Corp.
(a)
116,198
281,270
Health Care Providers & Services — 5.74%
1,965 Cencora, Inc. 441,496
1,640 Cigna Group (The) 452,869
1,190 DaVita, Inc.
(a)
177,965
830 HCA Healthcare, Inc. 249,125
884 McKesson Corp. 503,799
1,230 Tenet Healthcare Corp.
(a)
155,263
700 Universal Health Services, Inc., Class B 125,594
2,106,111

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Health Care REITs — 0.41%
3,990 Omega Healthcare Investors, Inc. $ 151,022
Hotels, Restaurants & Leisure — 2.64%
50 Booking Holdings, Inc. 248,421
2,290 Royal Caribbean Cruises Ltd. 528,280
3,760 Travel + Leisure Co. 189,692
966,393
Household Durables — 0.88%
15,370 Newell Brands, Inc. 153,085
1,350 Toll Brothers, Inc. 170,033
323,118
Household Products — 1.15%
3,225 Kimberly-Clark Corp. 422,604
Industrial Conglomerates — 1.56%
4,430 3M Co. 571,869
Insurance — 5.00%
4,970 Aflac, Inc. 514,097
2,760 Allstate Corp. 532,101
1,260 Axis Capital Holdings Ltd. 111,661
4,455 Prudential Financial, Inc. 528,051
700 Reinsurance Group of America, Inc. 149,541
1,835,451
Interactive Media & Services — 1.14%
715 Meta Platforms, Inc., Class A 418,640
It Services — 2.11%
3,520 International Business Machines Corp. 773,802
Machinery — 4.12%
1,790 Allison Transmission Holdings, Inc. 193,427
1,580 Cummins, Inc. 550,788
8,730 Gates Industrial Corp. PLC
(a)
179,576
920 Parker-Hannifin Corp. 585,148
1,508,939
Marine Transportation — 0.40%
1,380 Kirby Corp.
(a)
146,004
Media — 2.25%
1,460 Charter Communications, Inc., Class A
(a)
500,445
3,960 Fox Corporation, Class B 181,130
2,940 Fox Corporation, Class A 142,825
824,400
Metals & Mining — 1.33%
13,170 Newmont Goldcorp Corp. 490,187

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Mortgage Real Estate Investment Trusts (REITs) — 0.39%
13,375 Rithm Capital Corp. $ 144,851
Multi-Utilities — 2.50%
9,730 Dominion Resources, Inc. 524,058
4,490 Sempra Energy 393,863
917,921
Office REITs — 0.49%
5,850 Cousins Properties, Inc. 179,244
Oil, Gas & Consumable Fuels — 6.54%
2,380 Cheniere Energy, Inc. 511,391
1,260 EOG Resources, Inc. 154,451
21,560 Kinder Morgan, Inc. 590,744
5,490 ONEOK, Inc. 551,196
10,990 Williams Companies, Inc. (The) 594,778
2,402,560
Paper & Forest Products — 0.21%
730 Louisiana-Pacific Corp. 75,592
Passenger Airlines — 0.76%
2,020 Delta Air Lines, Inc. 122,210
1,630 United Continental Holdings, Inc.
(a)
158,273
280,483
Pharmaceuticals — 3.18%
11,270 Bristol-Myers Squibb Co. 637,431
1,365 Jazz Pharmaceuticals PLC
(a)
168,100
13,690 Pfizer, Inc. 363,196
1,168,727
Professional Services — 0.26%
670 Leidos Holdings, Inc. 96,520
Retail REITs — 2.84%
9,260 Realty Income Corp. 494,577
3,175 Simon Property Group, Inc. 546,766
1,041,343
Semiconductors & Semiconductor Equipment — 2.17%
2,480 NVIDIA Corp. 333,039
3,030 QUALCOMM, Inc. 465,469
798,508
Software — 0.47%
6,340 Gen Digital, Inc. 173,589
Specialized REITs — 1.11%
3,150 EPR Properties 139,482
2,450 Gaming and Leisure Properties, Inc. 117,992
5,175 VICI Properties, Inc. 151,162
408,636

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Specialty Retail — 0.44%
6,860 Gap, Inc. (The) $ 162,102
Technology Hardware, Storage & Peripherals — 1.14%
7,630 Hewlett Packard Enterprise Co. 162,900
4,350 HP, Inc. 141,941
980 NetApp, Inc. 113,758
418,599
Textiles, Apparel & Luxury Goods — 0.38%
2,140 Tapestry, Inc. 139,806
Tobacco — 3.59%
11,810 Altria Group, Inc. 617,545
5,840 Philip Morris International, Inc. 702,845
1,320,390
Total Common Stocks
(Cost $30,686,553) 35,953,718
Shares Fair Value
MONEY MARKET FUNDS — 1.98%
727,375 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.35%
(b)
727,375
Total Money Market Funds
(Cost $727,375) 727,375
Total Investments— 99.91%
(Cost $31,413,928) 36,681,093
Other Assets in Excess of Liabilities — 0.09% 32,068
NET ASSETS — 100.00% $ 36,713,161
(a) Non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Mid Value Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 100.28%
Automobile Components — 3.27%
50,231 Gentex Corp. $ 1,443,137
Banks — 2.47%
9,530 Pinnacle Financial Partners, Inc. 1,090,137
Broadline Retail — 1.80%
12,776 eBay, Inc. 791,473
Building Products — 2.48%
8,359 Allegion PLC 1,092,354
Chemicals — 3.90%
30,202 Corteva, Inc. 1,720,306
Consumer Finance — 3.11%
49,633 SLM Corp. 1,368,878
Consumer Staples Distribution & Retail — 5.46%
16,213 Dollar General Corp. 1,229,270
8,701 Target Corp. 1,176,201
2,405,471
Containers & Packaging — 2.60%
13,841 Crown Holdings, Inc. 1,144,512
Diversified Reits — 4.03%
13,531 CBRE Group, Inc., Class A
(a)
1,776,485
Diversified Telecommunication Services — 0.00%
24,177 GCI Liberty Escrow Shares
(a)
—
Electrical Equipment — 1.25%
20,108 Sensata Technologies Holding PLC 550,959
Electronic Equipment, Instruments & Components — 2.38%
9,259 Arrow Electronics, Inc.
(a)
1,047,378
Entertainment — 3.37%
8,081 Take-Two Interactive Software, Inc.
(a)
1,487,550
Financial Services — 9.67%
15,622 Euronet Worldwide, Inc.
(a)
1,606,566
11,928 Global Payments, Inc. 1,336,652
41,654 Radian Group, Inc. 1,321,265
4,264,483
Ground Transportation — 1.02%
13,919 CSX Corp. 449,166
Health Care Providers & Services — 6.59%
20,293 Centene Corp.
(a)
1,229,350
6,610 Humana, Inc. 1,677,023
2,906,373

Sterling Capital Mid Value Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Hotels, Restaurants & Leisure — 3.13%
5,589 Hilton Worldwide Holdings, Inc. $ 1,381,377
Household Durables — 2.63%
9,732 Mohawk Industries, Inc.
(a)
1,159,373
Insurance — 7.02%
15,201 Globe Life, Inc. 1,695,215
811 Markel Corp.
(a)
1,399,973
3,095,188
It Services — 2.61%
13,841 ASGN, Inc.
(a)
1,153,509
Life Sciences Tools & Services — 0.84%
19,898 Fortrea Holdings, Inc.
(a)
371,098
Multi-Utilities — 7.02%
17,440 CMS Energy Corp. 1,162,376
52,505 Nisource, Inc. 1,930,084
3,092,460
Oil, Gas & Consumable Fuels — 3.74%
22,184 Devon Energy Corp. 726,082
64,122 Permian Resources Corp. 922,075
1,648,157
Professional Services — 12.33%
2,053 CACI International, Inc., Class A
(a)
829,535
10,516 Jacobs Solutions, Inc. 1,405,148
8,442 Paycom Software, Inc. 1,730,357
19,455 SS&C Technologies Holdings, Inc. 1,474,300
5,439,340
Software — 1.95%
62,032 NCR Voyix Corp.
(a)
858,523
Textiles, Apparel & Luxury Goods — 3.03%
15,914 Columbia Sportswear Co. 1,335,662
Trading Companies & Distributors — 2.58%
23,547 Air Lease Corp. 1,135,201
Total Common Stocks
(Cost $33,870,299) 44,208,550

Sterling Capital Mid Value Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS — 0.89%
3 89,199 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.35%
(b)
$ 3 89,199
Total Money Market Funds
(Cost $389,199 ) 3 89,199
Total Investments— 101.17%
(Cost $34,259,498) 44,59 7,749
Liabilities in Excess of Other Assets  — (1.17)% (514,296)
NET ASSETS — 100.00% $ 44,083,453
(a) Non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
dl
Shares Fair Value
COMMON STOCKS — 98.53%
Automotive — 0.45%
10,090 Phinia, Inc. $ 486,035
Banking — 1.15%
8,640 Capital City Bank Group, Inc. 316,656
9,410 Enterprise Financial Services Corp. 530,724
10,670 Orrstown Financial Services, Inc. 390,629
1,238,009
Banks — 15.44%
6,930 1st Source Corp. 404,573
12,600 Amalgamated Financial Corp. 421,722
10,374 Axos Financial, Inc. 724,624
31,880 Banc of California, Inc. 492,865
12,740 Bank of NT Butterfield & Son Ltd. (The) 465,647
7,178 Bank OZK 319,636
17,061 BankUnited, Inc. 651,218
16,313 Business First Bancshares, Inc. 419,244
14,860 Byline Bancorp, Inc. 430,940
12,474 Cathay General Bancorp 593,887
17,113 Central Pacific Financial Corp. 497,133
16,060 Columbia Banking System, Inc. 433,781
5,300 Comerica, Inc. 327,805
7,850 Community Trust Bancorp, Inc. 416,286
14,460 Eagle Bancorp, Inc. 376,394
4,130 East West Bancorp, Inc. 395,489
6,612 First Financial Corp. 305,408
12,730 Hancock Whitney Corp. 696,586
15,980 Hanmi Financial Corp. 377,448
14,082 Independent Bank Corp. Michigan 490,476
8,839 Mercantile Bank Corp. 393,247
6,422 Northeast Bank 589,090
14,000 Northeast Community Bancorp, Inc. 342,440
16,673 OFG Bancorp 705,601
44,510 Old National Bancorp 966,089
22,440 Old Second Bancorp, Inc. 398,983
4,822 Preferred Bank 416,524
6,350 QCR Holdings, Inc. 512,064
15,706 RBB Bancorp 321,816
9,983 South Plains Financial, Inc. 346,909
6,560 UMB Financial Corp. 740,361
17,290 Univest Financial Corp. 510,228
4,540 Western Alliance Bancorp 379,272
3,469 Wintrust Financial Corp. 432,619
7,390 Zions Bancorp. 400,908
16,697,313

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Biotech & Pharma — 0.34%
21,300 Innoviva, Inc.
(a)
$ 369,555
Broadline Retail — 0.30%
750 Dillard's, Inc., Class A 323,805
Building Products — 1.85%
6,501 Apogee Enterprises, Inc. 464,236
1,870 Griffon Corp. 133,275
3,865 Owens Corning 658,287
6,629 UFP Industries, Inc. 746,757
2,002,555
Cable & Satellite — 0.18%
15,380 Liberty Global Ltd., Class A
(a)
196,249
Capital Markets — 0.81%
3,230 Northern Trust Corp. 331,075
5,550 StoneX Group, Inc.
(a)
543,734
874,809
Chemicals — 1.75%
3,380 Cabot Corp. 308,628
3,850 CF Industries Holdings, Inc. 328,482
54,550 Ecovyst, Inc.
(a)
416,761
2,590 Minerals Technologies, Inc. 197,384
18,130 Perimeter Solutions, Inc.
(a)
231,701
50,330 Rayonier Advanced Materials, Inc.
(a)
415,223
1,898,179
Commercial Services & Supplies — 2.28%
25,230 CoreCivic, Inc.
(a)
548,500
18,230 Deluxe Corp. 411,816
30,408 Interface, Inc. 740,435
53,510 Pitney Bowes Inc. 387,412
31,522 Steelcase, Inc., Class A 372,590
2,460,753
Commercial Support Services — 0.42%
10,340 Heidrick & Struggles International, Inc. 458,165
Communications Equipment — 0.37%
14,440 NETGEAR, Inc.
(a)
402,443
Construction & Engineering — 1.93%
4,670 Argan, Inc. 639,977
4,240 Granite Construction, Inc. 371,890
3,876 Sterling Construction Co., Inc.
(a)
652,913
17,450 Tutor Perini Corp.
(a)
422,290
2,087,070
Consumer Finance — 1.23%
12,438 Bread Financial Holdings, Inc. 759,464

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Consumer Finance — (continued)
8,739 Synchrony Financial $ 568,035
1,327,499
Consumer Staples Distribution & Retail — 0.34%
8,989 Andersons, Inc. (The) 364,234
Containers & Packaging — 0.29%
6,000 Siligan Holdings, Inc. 312,300
Diversified Consumer Services — 1.58%
45,550 ADT, Inc. 314,751
690 Graham Holdings Co., Class B 601,625
29,871 Perdoceo Education Corp. 790,685
1,707,061
Diversified Telecommunication Services — 0.69%
139,780 Lumen Technologies, Inc.
(a)
742,232
Electric Utilities — 1.85%
11,040 Black Hills Corp. 646,061
8,889 Otter Tail Corp. 656,364
15,817 Portland General Electric Co. 689,937
300 TXNM Energy, Inc. 14,751
2,007,113
Electronic Equipment, Instruments & Components — 3.74%
6,560 Bel Fuse, Inc., Class B 541,003
10,490 Benchmark Electronics, Inc. 476,246
5,950 Eplus, Inc.
(a)
439,586
1,824 Insight Enterprises, Inc.
(a)
277,430
4,097 Jabil, Inc. 589,558
5,238 PC Connection, Inc. 362,836
3,650 Plexus Corp.
(a)
571,152
9,030 ScanSource, Inc.
(a)
428,474
2,920 TD SYNNEX Corp. 342,458
4,028,743
Energy Equipment & Services — 1.72%
45,770 Helix Energy Solutions Group, Inc.
(a)
426,576
46,240 Newpark Resources, Inc.
(a)
354,661
43,590 ProPetro Holding Corp.
(a)
406,695
26,380 Select Energy Services, Inc., Class A 349,271
11,220 TechnipFMC PLC 324,707
1,861,910
Entertainment — 0.66%
17,517 Cinemark Holdings, Inc.
(a)
542,676
8,107 Marcus Corp. (The) 174,301
716,977
Equity Real Estate -Investment Trusts -(Reits) — 1.87%
16,690 American Assets Trust, Inc. 438,279

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Equity Real Estate -Investment Trusts -(Reits) — (continued)
25,636 Essential Properties Realty Trust, Inc. $ 801,895
27,980 GEO Group, Inc. (The)
(a)
782,880
2,023,054
Financial Services — 3.99%
13,620 Banco Latinoamericano de Comercio Exterior SA,
Class E 484,463
15,937 Corebridge Financial, Inc. 476,994
12,824 Enact Holdings, Inc. 415,241
13,260 Jackson Financial Corp., Class A 1,154,682
14,017 MGIC Investment Corp. 332,343
11,529 Mr. Cooper Group, Inc.
(a)
1,106,899
10,668 Radian Group, Inc. 338,389
4,309,011
Food Products — 1.70%
8,300 Cal-Maine Foods, Inc. 854,236
21,975 Dole PLC 297,542
2,620 Ingredion, Inc. 360,407
7,140 Pilgrim's Pride Corp.
(a)
324,085
1,836,270
Gas Utilities — 1.23%
18,370 MDU Resources Group, Inc. 331,027
5,515 National Fuel Gas Co. 334,650
9,510 ONE Gas, Inc. 658,568
1,324,245
Health Care Equipment & Supplies — 1.64%
7,170 Inmode Ltd.
(a)
119,739
4,882 Lantheus Holdings, Inc.
(a)
436,744
11,400 Omnicell, Inc.
(a)
507,528
80,981 OraSure Technologies, Inc.
(a)
292,341
24,270 Tactile Systems Technology, Inc.
(a)
415,745
1,772,097
Health Care Facilities & Services — 0.46%
37,910 Pediatrix Medical Group, Inc.
(a)
497,379
Health Care Providers & Services — 2.87%
31,670 AdaptHealth Corp.
(a)
301,498
3,321 Addus HomeCare Corp.
(a)
416,287
2,678 DaVita, Inc.
(a)
400,495
4,810 Encompass Health Corp. 444,204
3,574 Ensign Group, Inc. (The) 474,842
10,133 Select Medical Holdings Corp. 191,007
3,313 Tenet Healthcare Corp.
(a)
418,200
2,507 Universal Health Services, Inc., Class B 449,806
3,096,339

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Health Care REITs — 1.79%
2,590 Alexandria Real Estate Equities, Inc. $ 252,655
16,260 CareTrust REIT, Inc. 439,833
12,360 LTC Properties, Inc. 427,038
1,780 National Health Investors, Inc. 123,354
40,020 Sabra Health Care REIT, Inc. 693,146
1,936,026
Health Care Technology — 0.75%
15,290 HealthStream, Inc. 486,222
33,280 Veradigm, Inc.
(a)
324,480
810,702
Hotel & Resort Reits — 1.15%
54,356 DiamondRock Hospitality Co. 490,834
20,825 Park Hotels & Resorts, Inc. 293,008
45,190 RLJ Lodging Trust 461,390
1,245,232
Hotel & Resort REITs — 0.57%
39,939 Apple Hospitality REIT, Inc. 613,064
Household Durables — 1.43%
11,866 La-Z-Boy, Inc. 517,002
2,080 Mohawk Industries, Inc.
(a)
247,790
23,520 Newell Brands, Inc. 234,259
4,334 Toll Brothers, Inc. 545,868
1,544,919
Household Products — 0.48%
6,277 Central Garden & Pet Co.
(a)
243,548
8,350 Central Garden & Pet Co., Class A
(a)
275,967
519,515
Independent Power/Renewable Electricity Producers — 0.60%
13,310 Clearway Energy, Inc., Class A 325,430
12,480 Clearway Energy, Inc., Class C 324,480
649,910
Industrial Intermediate Prod — 0.25%
17,270 Mayville Engineering Co., Inc.
(a)
271,484
Industrial REITs — 0.34%
5,532 Innovative Industrial Properties, Inc. 368,652
Industrial Support Services — 0.56%
7,290 DXP Enterprises, Inc.
(a)
602,300
Insurance — 4.59%
3,290 Assured Guaranty Ltd. 296,133
5,735 Axis Capital Holdings Ltd. 508,236
7,119 Brighthouse Financial, Inc. 341,997
7,060 CAN Financial Corp. 341,492
18,210 CNO Financial Group, Inc. 677,593

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Insurance — (continued)
8,843 Employers Holdings, Inc. $ 453,027
22,270 Fidelis Insurance Holdings Ltd. 403,755
12,550 Old Republic International Corp. 454,185
1,831 Reinsurance Group of America, Inc. 391,157
2,085 RenaissanceRe Holdings, Ltd. 518,769
7,977 Unum Group 582,560
4,968,904
Interactive Media & Services — 0.22%
6,238 Yelp, Inc.
(a)
241,411
Leisure Facilities & Services — 0.59%
26,290 El Pollo Loco Holdings, Inc.
(a)
303,387
4,220 Monarch Casino & Resort, Inc. 332,958
636,345
Leisure Products — 0.39%
31,100 Funko, Inc., Class A
(a)
416,429
Machinery — 0.77%
10,517 Mueller Industries, Inc. 834,629
Marine Transportation — 1.08%
30,830 Costamare, Inc. 396,166
5,726 Matson, Inc. 772,093
1,168,259
Media — 1.27%
6,960 Fox Corporation, Class B 318,350
6,550 Fox Corporation, Class A 318,199
34,200 Magnite, Inc.
(a)
544,463
8,699 Scholastic Corp. 185,550
1,366,562
Metals & Mining — 1.52%
2,007 Alpha Metallurgical Resources, Inc.
(a)
401,641
5,705 Olympic Steel, Inc. 187,181
82,960 SSR Mining, Inc.
(a)
577,401
44,054 SunCoke Energy, Inc. 471,378
1,637,601
Mortgage Real Estate Investment Trusts (REITs) — 1.34%
28,750 PennyMac Mortgage Investment Trust 361,962
59,590 Redwood Trust, Inc. 389,123
31,784 Rithm Capital Corp. 344,221
43,110 TPG RE Finance Trust, Inc.
(a)
366,435
1,461,741
Multi-Utilities — 1.07%
15,240 Avista Corp. 558,241
11,110 NorthWestern Corp. 593,941
1,152,182

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Office REITs — 1.05%
12,438 Cousins Properties, Inc. $ 381,099
23,440 Equity Commonwealth
(a)
41,489
11,734 Highwoods Properties, Inc. 358,826
8,708 Kilroy Realty Corp. 352,239
1,133,653
Oil & Gas Producers — 1.52%
20,780 Antero Midstream Corp. 313,570
22,640 CNX Resources Corp.
(a)
830,209
16,570 Excelerate Energy, Inc., Class A 501,243
1,645,022
Oil, Gas & Consumable Fuels — 3.55%
5,400 Core Natural Resources, Inc.
(a)
576,071
13,640 Coterra Energy, Inc. 348,366
34,470 Crescent Energy Co., Class A 503,606
9,873 International Seaways, Inc. 354,836
13,350 Magnolia Oil & Gas Corp., Class A 312,123
19,410 Permian Resources Corp. 279,116
15,935 SM Energy Co. 617,640
9,786 Teekay Tankers Ltd. 389,385
16,160 World Fuel Services Corp. 444,562
3,825,705
Paper & Forest Products — 0.88%
14,520 Clearwater Paper Corp.
(a)
432,260
6,560 Sylvamo Corp. 518,372
950,632
Passenger Airlines — 1.31%
1,333 Copa Holdings SA, Class A 117,144
9,474 SkyWest, Inc.
(a)
948,632
24,100 Sun Country Airlines Holdings Inc.
(a)
351,378
1,417,154
Pharmaceuticals — 2.50%
9,279 Amphastar Pharmaceuticals, Inc.
(a)
344,529
8,920 Harmony Biosciences Holdings, Inc.
(a)
306,937
2,996 Jazz Pharmaceuticals PLC
(a)
368,957
15,000 Organon & Co. 223,800
18,260 Phibro Animal Health Corp., Class A 383,460
11,400 Royalty Pharma PLC, Class A 290,814
13,090 Supernus Pharmaceuticals, Inc.
(a)
473,335
24,822 Viatris, Inc. 309,034
2,700,866
Real Estate Management & Development — 0.68%
15,130 Forestar Group, Inc.
(a)
392,169
16,659 RMR Group, Inc. (The), Class A
(a)
343,842
736,011

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
REIT — 0.95%
22,780 Alexander & Baldwin, Inc. $ 404,117
20,040 COPT Defense Properties 620,238
1,024,355
Retail - Discretionary — 0.21%
16,520 Kohl's Corp. 231,941
Retail REITs — 0.59%
27,078 Kimco Realty Corp. 634,438
Semiconductors & Semiconductor Equipment — 0.83%
14,936 Amkor Technology, Inc. 383,706
21,920 Photronics, Inc.
(a)
516,435
900,141
Software — 1.20%
25,233 Adeia, Inc. 352,757
15,920 Consensus Cloud Solutions, Inc.
(a)
379,851
6,740 Gen Digital, Inc. 184,541
11,020 RingCentral, Inc., Class A
(a)
385,811
1,302,960
Specialized REITs — 2.03%
6,855 EPR Properties 303,539
6,410 Gaming and Leisure Properties, Inc. 308,706
20,630 Safehold, Inc. 381,242
126,979 Uniti Group, Inc. 698,386
16,940 VICI Properties, Inc. 494,817
2,186,690
Specialty Finance — 0.61%
43,530 AG Mortgage Investment Trust, Inc. 289,475
26,530 Chimera Investment Corp. 371,420
660,895
Specialty Retail — 2.52%
3,230 Abercrombie & Fitch Co., Class A
(a)
482,788
54,440 Arko Corp 358,760
6,520 Buckle, Inc. 331,281
13,830 Gap, Inc. (The) 326,803
35,610 Sally Beauty Holdings, Inc.
(a)
372,125
8,710 Shoe Carnival, Inc. 288,127
10,240 Urban Outfitters, Inc.
(a)
561,970
2,721,854
Steel — 0.34%
11,530 Worthington Steel, Inc. 366,885
Technology Hardware — 0.60%
49,020 Cricut, Inc., Class A
(a)
279,414
21,520 Daktronics, Inc.
(a)
362,827
642,241

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Technology Hardware, Storage & Peripherals — 0.05%
6,380 Xerox Holdings Corp. $ 53,783
Textiles, Apparel & Luxury Goods — 1.21%
3,610 Carter's, Inc. 195,626
4,090 Columbia Sportswear Co. 343,274
13,872 G-III Apparel Group Ltd.
(a)
452,504
39,480 Hanesbrands, Inc.
(a)
321,367
1,312,771
Trading Companies & Distributors — 1.76%
5,298 BlueLinx Holdings, Inc.
(a)
541,244
8,215 Boise Cascade Co. 976,435
29,210 DNOW, Inc.
(a)
380,022
1,897,701
Wireless Telecommunication Services — 0.25%
8,060 Telephone & Data Systems, Inc. 274,927
Total Common Stocks
(Cost $86,894,895) 106,487,896
Shares Fair Value
MONEY MARKET FUNDS — 1.34%
1,445,942 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.35%
(b)
1,445,942
Total Money Market Funds
(Cost $1,445,942) 1,445,942
Total Investments— 99.87%
(Cost $88,340,837) 107,933,838
Other Assets in Excess of Liabilities — 0.13% 135,539
NET ASSETS — 100.00% $ 108,069,377
(a) Non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Special Opportunities Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.48%
Asset Management — 1.86%
48,501 Apollo Global Management, Inc. $ 8,010,425
Capital Markets — 7.26%
187,525 Brookfield Corporation 10,773,311
158,252 Charles Schwab Corp. (The) 11,712,231
17,796 S&P Global, Inc. 8,862,942
31,348,484
Communications Equipment — 2.27%
38,977 F5, Inc.
(a)
9,801,546
Construction Materials — 3.24%
151,159 CRH PLC 13,985,231
Entertainment — 3.48%
81,586 Take-Two Interactive Software, Inc.
(a)
15,018,351
Health Care Equipment & Supplies — 4.82%
52,008 Danaher Corp. 11,938,436
113,854 DexCom, Inc.
(a)
8,854,426
20,792,862
Health Care Facilities & Services — 3.84%
32,779 UnitedHealth Group, Inc. 16,581,585
Health Care Providers & Services — 1.99%
28,572 HCA Healthcare, Inc. 8,575,886
Insurance — 2.51%
106,095 Brown & Brown, Inc. 10,823,812
Interactive Media & Services — 4.26%
96,500 Alphabet, Inc., Class C 18,377,460
Internet & Direct Marketing Retail — 5.27%
103,708 Amazon.com, Inc.
(a)
22,752,498
IT Services — 9.90%
173,789 Akamai Technologies, Inc.
(a)
16,622,918
29,789 CACI International, Inc., Class A
(a)
12,036,543
125,330 Global Payments, Inc. 14,044,480
42,703,941
Machinery — 1.06%
10,759 Deere & Co. 4,558,588
Oil & Gas Producers — 3.82%
164,173 ONEOK, Inc. 16,482,969
Pharmaceuticals — 6.34%
1,242,455 Teva Pharmaceutical Industries Ltd. - ADR
(a)
27,383,708
Professional Services — 0.98%
15,420 Verisk Analytics, Inc. 4,247,131

Sterling Capital Special Opportunities Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Real Estate Management & Development — 1.96%
64,339 CBRE Group, Inc., Class A
(a)
$ 8,447,067
Semiconductors — 11.13%
226,234 Coherent Corp.
(a)
21,431,147
240,702 Marvell Technology, Inc. 26,585,536
48,016,683
Semiconductors & Semiconductor Equipment — 5.11%
115,959 NVIDIA Corp. 15,572,134
31,083 NXP Semiconductors N.V. 6,460,602
22,032,736
Software — 11.63%
18,036 Intuit, Inc. 11,335,626
50,638 Microsoft Corp. 21,343,917
105,344 Oracle Corp. 17,554,524
50,234,067
Technology Services — 3.91%
53,436 Visa, Inc., Class A 16,887,913
Wireless Telecommunication Services — 2.84%
55,474 T-Mobile US, Inc. 12,244,776
Total Common Stocks
(Cost $237,009,711) 429,307,719
Shares Fair Value
MONEY MARKET FUNDS — 0.65%
2,78 3,386 Federated Hermes Treasury Obligations Fund, , 4.35%
(b)
2,78 3,386
Total Money Market Funds
(Cost $2,783,386 ) 2,78 3,386
Total Investments— 100.13%
(Cost $239,793,097) 432, 091,105
Liabilities in Excess of Other Assets  — (0.13)% (573,478)
NET ASSETS — 100.00% $ 431,517,627
(a) Non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Equity Income Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.35%
Beverages — 4.02%
414,236 PepsiCo, Inc. $ 62,988,726
Biotechnology — 2.71%
238,689 AbbVie, Inc. 42,415,035
Capital Markets — 18.84%
133,163 Ameriprise Financial, Inc. 70,899,976
1,124,663 Charles Schwab Corp. (The) 83,236,309
48,247 Goldman Sachs Group, Inc. (The) 27,627,197
433,682 Nasdaq, Inc. 33,527,955
511,431 Raymond James Financial, Inc. 79,440,577
294,732,014
Chemicals — 0.49%
18,489 New Linde PLC 7,740,790
Containers & Packaging — 3.42%
285,700 Avery Dennison Corp. 53,463,041
Electrical Equipment — 1.83%
100,303 Rockwell Automation, Inc. 28,665,594
Food Products — 3.63%
335,423 Hershey Co. (The) 56,803,885
Health Care Equipment & Supplies — 3.91%
247,803 Abbott Laboratories 28,028,997
146,149 Becton Dickinson and Co. 33,156,824
61,185,821
Health Care Providers & Services — 9.34%
187,085 Elevance Health, Inc. 69,015,657
152,110 UnitedHealth Group, Inc. 76,946,365
145,962,022
Insurance — 9.19%
129,798 Aflac, Inc. 13,426,305
163,869 Everest Group, Ltd. 59,395,958
177,879 Marsh & McLennan Cos., Inc. 37,783,278
404,198 MetLife, Inc. 33,095,732
143,701,273
It Services — 0.62%
27,372 Accenture PLC, Class A 9,629,196
Oil, Gas & Consumable Fuels — 8.21%
214,827 Chevron Corp. 31,115,543
2,021,518 Coterra Energy, Inc. 51,629,569
372,137 Valero Energy Corp. 45,620,275
128,365,387
Pharmaceuticals — 1.35%
26,278 Johnson & Johnson 3,800,324

Sterling Capital Equity Income Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
174,777 Merck & Co., Inc. $ 17,386,816
21,187,140
Professional Services — 6.97%
229,609 Automatic Data Processing, Inc. 67,213,443
324,520 Booz Allen Hamilton Corp. 41,765,724
108,979,167
Semiconductors & Semiconductor Equipment — 8.07%
325,311 Analog Devices, Inc. 69,115,575
997,871 Microchip Technology, Inc. 57,227,902
126,343,477
Software — 4.69%
174,092 Microsoft Corp. 73,379,778
Specialized REITs — 2.51%
915,535 CubeSmart 39,230,675
Specialty Retail — 3.46%
139,031 Home Depot, Inc. (The) 54,081,669
Tobacco — 3.53%
1,054,435 Altria Group, Inc. 55,136,406
Trading Companies & Distributors — 2.56%
230,774 Exagen , Inc. 40,055,443
Total Common Stocks
(Cost $1,152,226,610) 1,554,046,539
Shares Fair Value
MONEY MARKET FUNDS — 0.64%
10,019,638 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.35%
(a)
10,019,638
Total Money Market Funds
(Cost $10,019,638) 10,019,638
Total Investments— 99.99%
(Cost $1,162,246,248) 1,564,066,177
Other Assets in Excess of Liabilities — 0.01% 80,173
NET ASSETS — 100.00% $ 1,564,146,350
(a) Represents the current yield as of report date.

Sterling Capital Mid Cap Relative Value Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.43%
Aerospace & Defense — 1.61%
1,716
Curtiss-Wright Corp. $ 608,957
Automobile Components — 1.63%
4,731
Dorman Products, Inc.
(a)
612,901
Banks — 6.62%
6,585
East West Bancorp, Inc. 630,580
27,974
Huntington Bancshares, Inc. 455,137
5,430
UMB Financial Corp. 612,830
6,410
Wintrust Financial Corp. 799,390
2,497,937
Building Products — 2.49%
2,550
Carlisle Cos., Inc. 940,542
Capital Markets — 2.47%
1,755
Ameriprise Financial, Inc. 934,415
Chemicals — 3.12%
11,368
Avient Corp. 464,496
6,243
Westlake Corp. 715,760
1,180,256
Communications Equipment — 1.91%
8,529
Ciena Corp.
(a)
723,344
Construction & Engineering — 3.10%
8,599
MasTec, Inc.
(a)
1,170,668
Consumer Staples Distribution & Retail — 9.22%
7,269
BJ's Wholesale Club Holdings, Inc.
(a)
649,485
3,811
Casey's General Stores, Inc. 1,510,033
15,653
Performance Food Group Co.
(a)
1,323,461
3,482,979
Containers & Packaging — 4.97%
5,085
Avery Dennison Corp. 951,556
14,279
Berry Global Group, Inc. 923,423
1,874,979
Electrical Equipment — 2.75%
15,267
nVent Electric PLC 1,040,599
Electronic Equipment, Instruments & Components — 3.11%
5,508
Arrow Electronics, Inc.
(a)
623,065

Sterling Capital Mid Cap Relative Value Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Electronic Equipment, Instruments & Components — (continued)
3,171
CDW Corp. $ 551,881
1,174,946
Entertainment — 2.71%
5,570
Take-Two Interactive Software, Inc.
(a)
1,025,326
Financial Services — 4.58%
8,420
Fiserv, Inc.
(a)
1,729,636
Gas Utilities — 2.52%
13,487
Southwest Gas Corp. 953,666
Health Care Equipment & Supplies — 1.26%
2,101
Becton Dickinson and Co. 476,654
Health Care REITs — 1.86%
40,644
Sabra Health Care REIT, Inc. 703,954
Household Durables — 1.53%
5,325
PulteGroup, Inc. 579,893
Industrial REITs — 2.10%
4,926
EastGroup Properties, Inc. 790,574
Insurance — 5.74%
5,133
American Financial Group, Inc. 702,862
10,786
First American Financial Corp. 673,478
5,133
Hanover Insurance Group, Inc. (The) 793,869
2,170,209
Life Sciences Tools & Services — 5.42%
2,903
ICON PLC
(a)
608,788
6,246
Revvity, Inc. 697,116
1,423
Thermo Fisher Scientific, Inc. 740,287
2,046,191
Machinery — 2.00%
7,961
Oshkosh Corp. 756,852
Multi-Utilities — 2.95%
30,268
Nisource, Inc. 1,112,651
Oil, Gas & Consumable Fuels — 5.54%
26,856
Coterra Energy, Inc. 685,902
3,753
Diamondback Energy, Inc. 614,854

Sterling Capital Mid Cap Relative Value Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Oil, Gas & Consumable Fuels — (continued)
6,966
Phillips 66 $ 793,637
2,094,393
Professional Services — 3.56%
3,326
CACI International, Inc., Class A
(a)
1,343,903
Residential REITs — 1.98%
4,849
Mid-America Apartment Communities, Inc. 749,510
Retail REITs — 1.71%
23,220
Brixmor Property Group, Inc. 646,445
Semiconductors & Semiconductor Equipment — 0.85%
3,609
Skyworks Solutions, Inc. 320,046
Software — 3.75%
3,499
Commvault Systems, Inc.
(a)
528,034
4,836
PTC, Inc.
(a)
889,196
1,417,230
Specialized REITs — 2.00%
4,267
Digital Realty Trust, Inc. 756,667
Trading Companies & Distributors — 3.37%
1,808
United Rentals, Inc. 1,273,628
Total Common Stocks
(Cost $16,925,674) 37,189,951
Shares Fair Value
MONEY MARKET FUNDS — 1.67%
631,923
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.35%
(b)
631,923
Total Money Market Funds
(Cost $631,923) 631,923
Total Investments— 100.10%
(Cost $17,557,597) 37,821,874
Liabilities in Excess of Other Assets  — (0.10)% (38,308)
NET ASSETS — 100.00% $ 37,783,566
(a) Non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Real Estate Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.34%
Equity Real Estate Investment Trusts (REITs) — 2.20%
48,695
Essential Properties Realty Trust, Inc. $ 1,523,180
Health Care REITs — 12.63%
95,733
Sabra Health Care REIT, Inc. 1,658,096
46,919
Ventas, Inc. 2,763,060
34,315
Welltower, Inc. 4,324,719
8,745,875
Hotel & Resort REITs — 3.63%
53,489
Apple Hospitality REIT, Inc. 821,056
16,198
Ryman Hospitality Properties, Inc. 1,690,099
2,511,155
Industrial REITs — 11.83%
11,734
EastGroup Properties, Inc. 1,883,190
31,812
First Industrial Realty Trust, Inc. 1,594,736
31,719
Prologis, Inc. 3,352,698
35,281
Rexford Industrial Realty, Inc. 1,363,963
8,194,587
Office REITs — 4.77%
18,248
Boston Properties, Inc. 1,356,921
166,956
Brandywine Realty Trust 934,954
33,148
Highwoods Properties, Inc. 1,013,666
3,305,541
Real Estate Management & Development — 1.43%
12,833
Howard Hughes Holdings, Inc.
(a)
987,114
Residential REITs — 16.85%
12,836
Camden Property Trust 1,489,489
8,480
Essex Property Trust, Inc. 2,420,532
66,353
Invitation Homes, Inc. 2,121,305
14,973
Mid-America Apartment Communities, Inc. 2,314,377
22,084
NexPoint Residential Trust, Inc. 922,007
55,281
UDR, Inc. 2,399,748
11,667,458
Retail REITs — 12.10%
74,170
Brixmor Property Group, Inc. 2,064,893
37,042
InvenTrust Properties Corp. 1,116,075
90,145
Kite Realty Group Trust 2,275,260
49,446
NETSTREIT Corp. 699,661

Sterling Capital Real Estate Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Retail REITs — (continued)
65,071
Tanger Factory Outlet Centers, Inc. $ 2,220,873
8,376,762
Specialized REITs — 32.90%
29,163
American Tower Corp., Class A 5,348,786
34,912
CubeSmart 1,495,979
30,242
Digital Realty Trust, Inc. 5,362,813
3,884
Equinix, Inc. 3,662,185
17,230
Extra Space Storage, Inc. 2,577,608
9,697
SBA Communications Corp., Class A 1,976,249
80,889
VICI Properties, Inc. 2,362,768
22,786,388
Total Common Stocks
(Cost $40,975,260) 68,098,060
Shares Fair Value
MONEY MARKET FUNDS — 1.36%
940,049
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.35%
(b)
940,049
Total Money Market Funds
(Cost $940,049) 940,049
Total Investments— 99.70%
(Cost $41,915,309) 69,038,109
Other Assets in Excess of Liabilities — 0.30% 210,411
NET ASSETS — 100.00% $ 69,248,520
(a) Non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Small Cap Value Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.77%
Aerospace & Defense — 4.16%
37,656 Moog, Inc., Class A $ 7,412,207
Automobile Components — 3.00%
26,015 Dorman Products, Inc.
(a)
3,370,242
218,552 Garret Motion, Inc.
(a)
1,973,525
5,343,767
Banks — 14.40%
73,789 Columbia Banking System, Inc. 1,993,041
70,564 Community Bank System, Inc. 4,352,388
87,234 Glacier Bancorp, Inc. 4,380,891
118,122 Old National Bancorp 2,563,838
52,210 United Bankshares, Inc. 1,960,486
74,948 Webster Financial Corp. 4,138,629
50,510 Wintrust Financial Corp. 6,299,101
25,688,374
Capital Markets — 2.39%
23,084 Affiliated Managers Group, Inc. 4,268,693
Chemicals — 2.64%
115,316 Avient Corp. 4,711,812
Construction & Engineering — 3.73%
48,848 MasTec, Inc.
(a)
6,650,167
Consumer Staples Distribution & Retail — 10.12%
67,333 BJ's Wholesale Club Holdings, Inc.
(a)
6,016,204
17,666 Casey's General Stores, Inc. 6,999,798
59,565 Performance Food Group Co.
(a)
5,036,221
18,052,223
Electric Utilities — 2.11%
86,220 Portland General Electric Co. 3,760,916
Electrical Equipment — 2.57%
49,550 EnerSys 4,579,907
Electronic Equipment, Instruments & Components — 7.05%
55,812 Belden, Inc. 6,284,990
47,876 Crane NXT Co. 2,787,341
47,590 Eplus, Inc.
(a)
3,515,949
12,588,280
Energy Equipment & Services — 1.39%
187,700 Select Energy Services, Inc., Class A 2,485,148
Entertainment — 2.10%
20,312 Take-Two Interactive Software, Inc.
(a)
3,739,033
Gas Utilities — 2.26%
56,950 Southwest Gas Corp. 4,026,935

Sterling Capital Small Cap Value Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Household Durables — 2.60%
30,202 Meritage Homes Corp. $ 4,645,672
Industrial REITs — 2.82%
100,378 First Industrial Realty Trust, Inc. 5,031,949
Insurance — 6.09%
37,661 Hanover Insurance Group, Inc. (The) 5,824,651
53,889 Selective Insurance Group, Inc. 5,039,699
10,864,350
Life Sciences Tools & Services — 2.65%
14,412 West Pharmaceutical Services, Inc. 4,720,795
Machinery — 5.97%
40,336 Crane Co. 6,120,987
47,741 Oshkosh Corp. 4,538,737
10,659,724
Office REITs — 1.46%
84,922 Highwoods Properties, Inc. 2,596,915
Oil, Gas & Consumable Fuels — 3.99%
16,769 Chord Energy Corp. 1,960,631
40,841 Matador Resources Co. 2,297,715
76,542 Northern Oil and Gas, Inc. 2,844,301
7,102,647
Professional Services — 2.94%
12,956 CACI International, Inc., Class A
(a)
5,235,001
Retail REITs — 1.68%
87,731 Tanger Factory Outlet Centers, Inc. 2,994,259
Semiconductors & Semiconductor Equipment — 3.21%
59,873 ON Semiconductor Corp.
(a)
3,774,992
27,876 Qorvo, Inc.
(a)
1,949,369
5,724,361
Software — 3.02%
29,244 PTC, Inc.
(a)
5,377,094
Trading Companies & Distributors — 4.42%
10,711 Herc Holdings, Inc. 2,027,914
8,335 United Rentals, Inc. 5,871,507
7,899,421
Total Common Stocks
(Cost $51,865,861) 176,159,650

Sterling Capital Small Cap Value Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS — 0.04%
67,298 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.35%
(b)
$ 67,298
Total Money Market Funds
(Cost $67,298) 67,298
Total Investments— 98.81%
(Cost $51,933,159) 176,226,948
Other Assets in Excess of Liabilities — 1.19% 2,114,224
NET ASSETS — 100.00% $ 178,341,172
(a) Non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Ultra Short Bond Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
+
Principal Amount Fair Value
CORPORATE BONDS — 45.76%
AEROSPACE & DEFENSE — 0.88%
$ 250,000
Boeing Co. (The), 2.60%, 10/30/25 $ 245,210
ASSET MANAGEMENT — 3.57%
250,000
Blackstone Private Credit Fund, 2.70%, 1/15/25 249,741
200,000
Blue Owl Credit Income Corp., 5.50%, 3/21/25 200,025
250,000
Blackstone Secured Lending Fund, 3.63%, 1/15/26 246,430
300,000 UBS Group AG, 2.19%, 6/05/26 (SOFR + 204.40
bps)
(a)(b)
296,440
992,636
AUTOMOTIVE — 0.82%
230,000
Ford Motor Credit Co., LLC, 2.30%, 2/10/25 229,232
BANKS — 12.44%
270,000
BNP Paribas SA, 3.38%, 1/09/25
(a)
269,932
250,000
Manufacturers & Traders Trust Co., 2.90%, 2/06/25 249,443
250,000
Credit Agricole SA, 4.38%, 3/17/25
(a)
249,472
250,000
ABN AMRO Bank N.V., 4.75%, 7/28/25
(a)
248,997
364,000
Lloyds Banking Group PLC, 4.58%, 12/10/25 362,366
250,000
Citizens Bank NA, 5.28%, 1/26/26 (SOFR +102 bps)
(b)
249,978
250,000
Standard Chartered PLC, 2.82%, 1/30/26
(a)
249,497
340,000 Bank of America Corp., 2.02%, 2/13/26 (TSFR3M +
90.16 bps)
(b)
338,867
345,000
Morgan Stanley, 2.63%, 2/18/26 (SOFR + 94 bps)
(b)
343,987
400,000
Wells Fargo & Co., 3.91%, 4/25/26
(b)
398,775
250,000 Australia & New Zealand Banking Group Ltd, 4.40%,
5/19/26
(a)
248,072
250,000 Cooperative Rabobank UA, 1.34%, 6/24/26 (H15T1Y
+ 100 bps)
(a)
245,719
3,455,105
CAPITAL MARKETS — 3.36%
250,000
Ares Capital Corp., 4.25%, 3/01/25 249,473
250,000
Ares Capital Corp., 3.25%, 7/15/25 247,578
300,000
Blue Owl Capital Corp., 3.75%, 7/22/25 297,491
140,000
Brightsphere Investment Group, Inc., 4.80%, 7/27/26 137,992
932,534
COMMERCIAL SERVICES & SUPPLIES — 0.77%
216,000
GFL Environmental, Inc., 5.13%, 12/15/26
(a)(b)
214,838

Sterling Capital Ultra Short Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
ELECTRIC UTILITIES — 1.48%
$ 85,000 NextEra Energy Capital Holdings, Inc., Series K,
6.05%, 3/01/25 $ 85,151
250,000
Puget Energy, Inc., 3.65%, 5/15/25 248,472
78,000
Vistra Operations Co. LLC, 5.05%, 12/30/26
(a)
78,102
411,725
ENTERTAINMENT CONTENT — 0.88%
244,000
Warnermedia Holdings, Inc., 3.79%, 3/15/25 243,263
HEALTH CARE FACILITIES & SERVICES — 1.84%
300,000
HCA, Inc., 5.38%, 2/01/25 300,058
215,000
IQVIA, Inc., 5.00%, 10/15/26
(a)
212,104
512,162
INSURANCE — 6.40%
250,000
CNO Global Funding, 1.65%, 1/06/25
(a)
249,907
300,000
F&G Global Funding, 5.15%, 7/07/25
(a)
300,378
250,000 Reliance Standard Life Global Funding II, 5.24%,
2/02/26
(a)
250,166
190,000 Brighthouse Financial Global Funding, 1.55%,
5/24/26
(a)
181,226
300,000 Athene Global Funding, 5.61%, 8/27/26 (SOFRIX +
103 bps)
(a)(b)(c)
300,774
250,000
SBL Holdings, Inc., 5.13%, 11/13/26
(a)
245,651
250,000
Marsh & McLennan Cos, Inc., 5.55%, 11/08/27 251,915
1,780,017
MACHINERY — 0.91%
250,000
Regal Rexnord Corp., 6.05%, 2/15/26 252,242
METALS & MINING — 0.39%
107,000 Newmont Corp. / Newcrest Finance Pty Ltd., 5.30%,
3/15/26 107,748
MORTGAGE REAL ESTATE INVESTMENT -TRUSTS (REITS) — 0.78%
225,000
Starwood Property Trust, Inc., 3.63%, 7/15/26
(a)
217,149
MULTI-UTILITIES — 0.97%
271,000
Sempra Energy, 3.30%, 4/01/25 269,937
OIL & GAS PRODUCERS — 1.20%
158,000
DCP Midstream Operating LP, 5.38%, 7/15/25 158,196
175,000
NuStar Logistics LP, 5.75%, 10/01/25 174,966
333,162

Sterling Capital Ultra Short Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
REIT — 0.88%
$ 250,000 VICI Properties LP / VICI Note Co., Inc., 4.25%,
12/01/26
(a)
$ 245,852
SEMICONDUCTORS — 0.94%
260,000 Broadcom Corp. / Broadcom Cayman Fin Ltd., 3.13%,
1/15/25 259,841
SOFTWARE — 0.91%
250,000
Concentrix Corp., 6.65%, 8/02/26 254,274
SPECIALTY FINANCE — 3.35%
108,000 Ladder Capital Finance Holdings LLLP, Class B,
5.25%, 10/01/25
(a)
108,146
300,000
Avolon Holdings Funding Ltd., 5.50%, 1/15/26
(a)
300,813
275,000
Goldman Sachs Group, Inc. (The), 0.86%, 2/12/26 273,643
250,000 Capital One Financial Corp., 2.64%, 3/03/26 (SOFR +
129.00 bps)
(b)
248,945
931,547
TELECOMMUNICATIONS — 0.11%
31,251 Sprint Spectrum Co. LLC / Sprint Spectrum Co. II
LLC, 4.74%, 3/20/25
(a)
31,233
TRADING COMPANIES & DISTRIBUTORS — 0.90%
250,000
Air Lease Corp., 2.30%, 2/01/25
(d)
249,386
TRANSPORTATION & LOGISTICS — 1.98%
150,000 Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%,
10/20/25
(a)
149,059
250,000
Delta Air Lines, Inc., 7.38%, 1/15/26 255,372
148,000
United Airlines, Inc., 4.38%, 4/15/26
(a)
145,522
549,953
Total (Cost $12,689,031) 12,719,046
Principal Amount Fair Value
ASSET BACKED SECURITIES — 34.30%
126,956 Carmax Auto Owner Trust, Series 2023-3 , Class A2A,
5.72%, 6/15/25 127,261
144,000 GM Financial Consumer Automobile Receivables,
Series 4 , Class A4, 0.99%, 1/16/26 140,073
317,178 Carmax Select Receivables Trust, Series 2024-A , Class
A2A, 5.78%, 2/15/26 319,013
140,848 GreatAmerica Leasing Receivables Funding LLC,
Series 1 , Class A2, 5.35%, 2/16/26
(a)
141,132
281,810 Mercedes-Benz Auto Lease Trust, Series 2024-A , Class
A2B, 5.02%, 2/17/26 (SOFR30A + 42 bps)
(b)
281,809

Sterling Capital Ultra Short Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 237,500 Avis Budget Rental Car Funding AESOP LLC, Series
2019-3A , Class A, 2.36%, 3/20/26
(a)
$ 236,751
300,000 World Omni Select Auto Trust, Series 2024-A , Class
A2A, 5.37%, 5/15/26 301,206
17,582 World Omni Auto Receivables Trust, Series B , Class
A3, 0.42%, 6/15/26 17,527
94,909
Freddie Mac, Series 4213 , Class GV, 3.50%, 6/15/26 94,667
225,000 Hertz Vehicle Financing LLC , Class A, 3.73%,
9/25/26
(a)
223,762
36,111 AmeriCredit Automobile Receivables Trust, Series 2 ,
Class B, 0.69%, 1/19/27 36,042
75,084
Fannie Mae, Series 140 , Class BH, 2.50%, 1/25/27 74,115
86,539 Santander Drive Auto Receivables Trust, Series 1 ,
Class A2, 5.71%, 2/16/27 86,700
118,688 Santander Drive Auto Receivables Trust, Series 5 ,
Class B, 4.43%, 3/15/27 118,627
46,375 World Omni Select Auto Trust, Series A , Class A2A,
5.92%, 3/15/27 46,450
307,115 GM Financial Consumer Automobile Receivables,
Series 2 , Class A2B, 4.99%, 3/16/27 (SOFR30A + 39
bps) 307,351
200,000 Ford Credit Floorplan Master Owner Trust, Series 1 ,
Class A2, 5.35%, 4/15/27 (SOFR30A + 75 bps)
(a)(b)
201,222
60,745 GM Financial Consumer Automobile Receivables,
Series 3 , Class A3, 3.64%, 4/16/27 60,506
150,000 Hertz Vehicle Financing LLC, Series 1A , Class A,
5.49%, 6/25/27
(a)
150,924
350,000 Ford Credit Auto Owner Trust, Series 2022-A , Class B,
1.91%, 7/15/27 341,360
63,518 Santander Drive Auto Receivables Trust, Series 5 ,
Class A2, 6.31%, 7/15/27 63,640
350,000 Wheels Fleet Lease Funding 1 LLC, Series 1A , Class
A2, 5.21%, 8/18/27 (TSFR1M + 83 bps)
(a)(b)
351,715
107,141 OneMain Direct Auto Receivables Trust, Series 1A ,
Class A, 3.63%, 9/14/27
(a)
106,552
100,000 OneMain Financial Issuance Trust, Series 2021-1 ,
Class A2, 5.36%, 9/14/27 (SOFR30A + 76 bps)
(a)(b)
100,211
350,000 GreatAmerica Leasing Receivables Funding LLC,
Series 2 , Class B, 1.31%, 9/15/27
(a)
340,434
374,464 Chesapeake Funding II LLC, Series 1A , Class A1,
5.52%, 9/15/27
(a)
378,509
77,465 Santander Drive Auto Receivables Trust, Series 2022-4
, 4.42%, 11/15/27 77,375
547,000 Enterprise Fleet Financing, Series 1 , Class A3, 3.27%,
1/20/28
(a)
540,723

Sterling Capital Ultra Short Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 327,046 AmeriCredit Automobile Receivables Trust, Series
2024-1 , Class A2A, 5.75%, 2/18/28 $ 328,443
395,000 Synchrony Card Funding LLC, Series A1 , Class A,
3.37%, 4/15/28 393,506
300,000 PFS Financing Corp., Series C , Class A, 5.40%,
4/17/28
(a)(c)
301,094
88,023 OneMain Direct Auto Receivables Trust, Series 1A ,
Class A, 0.87%, 7/14/28
(a)
86,729
115,000 Santander Drive Auto Receivables Trust, Series 2023-4
, Class B, 5.77%, 12/15/28 116,570
73,681 Enterprise Fleet Financing, Series 2 , Class A2, 4.65%,
5/21/29
(a)
73,646
95,527
Freddie Mac, Series 4841 , Class PV, 4.50%, 11/01/29 95,263
263,883 ARI Fleet Lease Trust, Series A , Class A3, 3.43%,
1/15/31
(a)
262,450
395,000 Ford Credit Auto Owner Trust, Series 1 , Class A,
2.04%, 8/15/31
(a)
393,725
275,000 Ford Credit Auto Owner Trust, Series 2 , Class A,
1.06%, 4/15/33
(a)
267,691
450,000 OneMain Financial Issuance Trust, Series 3A , Class A,
5.94%, 5/15/34
(a)
453,156
207,240
Fannie Mae, Series 80 , Class VM, 3.00%, 8/25/34 205,713
199,147 SMB Private Education Loan Trust, Series 2017-A ,
Class A2A, 2.88%, 9/15/34
(a)
197,343
206,903
Fannie Mae , 6.90%, 7/01/36 (H15T1Y + 219.40 bps)
(b)
213,593
122,200 OPG Trust, Series 2021-PORT , Class C, 5.34%,
10/15/36
(a)
121,589
312,625 SMB Private Education Loan Trust, Series B , Class
A2B, 5.51%, 6/15/37
(a)
312,934
219,123 Sierra Timeshare Rec Funding LLC, Series 2021-1 ,
Class A, 0.99%, 11/20/37
(a)
212,286
101,872 Government National Mortgage Association, Series 144
, Class GA, 2.50%, 12/20/40 100,592
130,774 SMB Private Education Loan Trust, Series 2024-C ,
Class A1B, 5.70%, 6/17/52 (SOFR30A + 110 bps)
(a)(b)
131,100
Total (Cost $9,455,794) 9,533,080
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.10%
164,987
Freddie Mac Multifamily Structured Pass Through,
Series K052, Class A2, 3.15%, 11/25/25 163,118
323,210
BX Trust, Series 2021-BXMF, Class A, 5.15%,
10/15/26 (TSFR1M + 75.00 bps)
(a)(b)
321,796
280,000
PFS Financing Corp., Series A, Class A, 5.45%,
1/15/28
(a)
280,962

Sterling Capital Ultra Short Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
338,132
BX Trust, Series 2021-RISE, Class A, 5.26%, 11/15/36
(TSFR1M + 86.20 bps)
(a)(b)
336,652
2
Citicorp Residential Mortgage Trust, Series 2007-2,
Class A6, 6.77%, 6/25/37 2
191,026
Hilton Grand Vacations Trust, Series 2023-1, Class A,
5.72%, 1/25/38
(a)
193,073
154,820
ELP Commercial Mortgage Trust, Series 2021-ELP,
Class C, 5.83%, 11/15/38
(a)(b)
154,626
148,926
BX Commercial Mortgage Trust, Series 2021-ACNT,
Class C, 6.01%, 11/15/38
(a)
148,556
95,951
BX Commercial Mortgage Trust, Series 2021-CIP,
Class B, 5.78%, 12/15/38
(a)
95,831
5,023
JPMBB Commercial Mortgage Securities Trust, Series
2014-C23, Class A5, 3.93%, 9/15/47 5,012
8,210
JPMBB Commercial Mortgage Securities Trust, 3.49%,
1/15/48 8,193
400,000
CSAIL Commercial Mortgage Trust, Series 2015-C3,
Class A4, 3.72%, 8/15/48 396,763
400,000
CSAIL Commercial Mortgage Trust, Series 2015-C4,
Class A4, 3.81%, 11/15/48 396,479
350,000
Wells Fargo Commercial Mortgage Trust, Series P2,
Class A4, 3.81%, 12/15/48 346,362
400,000
Citigroup Commercial Mortgage Trust, Series P3, Class
A3, 3.06%, 4/15/49 394,670
170,000
Citigroup Commercial Mortgage Trust, Series 2016-C1,
3.21%, 5/10/49 166,025
350,000
Morgan Stanley Bank of America Merrill Lynch Trust,
Series C29, Class A4, 3.33%, 5/15/49 342,791
340,000
CSAIL Commercial Mortgage Trust, Series 2015-C7,
Class A5, 3.50%, 11/15/49 328,121
200,000
JPMCC Commercial Mortgage Securities Trust, Series
JP5, Class A5, 3.72%, 3/15/50 193,966
92,647
GS Mortgage Securities Trust, Series 2015-GC30, Class
A3, 3.12%, 5/10/50 92,246
10,262
WFRBS Commercial Mortgage Trust, Series C23,
Class A5, 3.92%, 10/15/57 10,228
100,000
Citigroup Commercial Mortgage Trust, Series GC33,
Class A4, 3.78%, 9/10/58 98,922
Total (Cost $4,434,943) $ 4,474,394
Principal Amount Fair Value
MUNICIPAL BONDS — 0.58%
New Jersey — 0.58%
$ 160,000
NJ Transportation Trust Fund Authority , 5.09%, 6/15/25 160,340
Total (Cost $160,000) 160,340

Sterling Capital Ultra Short Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
U.S. TREASURY BONDS & NOTES — 1.29%
360,000 United States Treasury Note, 1.38% , 1/31/25 359,152
Total (Cost $358,964) $ 359,152
Shares Fair Value
MONEY MARKET FUNDS — 1.30%
361,233
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.35%
(e)
361,233
Total Money Market Funds
(Cost $361,233) 361,233
Total Investments— 99.33%
(Cost $27,459,965) 27,607,245
Other Assets in Excess of Liabilities — 0.67% 186,560
NET ASSETS — 100.00% $ 27,793,805
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2024. The maturity date reflected is the final maturity date.
(c) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(d) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended December 31, 2024 is $249,385, which represents 0.9 % of net assets.
(e) Represents the current yield as of report date.

Sterling Capital Short Duration Bond Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
Shares Fair Value
PREFERRED STOCKS — 1.15%
Insurance — 0.57%
10,000
Athene Holding Ltd. $ 250,600
Trading Companies & Distributors — 0.58%
9,825
WESCO International, Inc., Series A
(a)
250,734
Total Preferred Stocks
(Cost $505,944) 501,334
Principal Amount Fair Value
CORPORATE BONDS — 56.86%
AEROSPACE & DEFENSE — 3.32%
$ 408,000
RTX Corp., 5.75%, 11/08/26 415,193
400,000
BAE Systems PLC, 5.00%, 3/26/27
(b)
401,744
365,000
Boeing Co. (The), 6.26%, 5/01/27 373,689
250,000
Howmet Aerospace, Inc., 6.75%, 1/15/28 261,369
1,451,995
ASSET MANAGEMENT — 1.78%
426,000
Apollo Management Holdings LP, 4.40%, 5/27/26
(b)
422,638
371,000
Blackstone Private Credit Fund, 3.25%, 3/15/27 355,179
777,817
AUTOMOTIVE — 1.48%
419,000
Hyundai Capital America, 5.25%, 1/08/27
(b)
421,406
225,000
Ford Motor Credit Co. LLC, 5.80%, 3/05/27 227,141
648,547
BANKS — 15.27%
275,000
KeyBank NA, 4.70%, 1/26/26 274,478
400,000
UBS Group AG, 4.13%, 4/15/26
(b)
396,111
450,000
NatWest Markets PLC, 5.16%, 9/29/26
(b)
450,863
404,000 Canadian Imperial Bank of Commerce, 5.93%,
10/02/26 412,275
400,000
Citibank NA, 5.49%, 12/04/26 405,905
414,000
Macquarie Bank Ltd., 5.39%, 12/07/26
(b)
420,350
650,000
Wells Fargo Bank NA, 5.25%, 12/11/26 657,691
342,000
Bank of Montreal, 5.37%, 6/04/27 347,097
400,000
National Australia Bank Ltd/New York, 5.09%, 6/11/27 404,499
345,000
Lloyds Banking Group PLC, 5.99%, 8/07/27 350,126
310,000
ING Groep N.V., 6.08%, 9/11/27
(c)
315,943
500,000
Danske Bank A/S, 5.43%, 3/01/28
(b)
504,334

Sterling Capital Short Duration Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
BANKS — (continued)
$ 528,000
Morgan Stanley, 5.59%, 4/13/28 $ 536,969
497,000
JPMorgan Chase & Co., 5.57%, 4/22/28 505,486
350,000 Bank of Nova Scotia (The), 4.40%, 9/08/28 (SOFR +
100 bps)
(d)
346,421
339,000
Barclays PLC, 4.84%, 9/10/28 (SOFR + 134 bps)
(d)
336,909
6,665,457
CAPITAL MARKETS — 1.47%
237,000
Brightsphere Investment Group, Inc., 4.80%, 7/27/26 233,601
400,000
Blackstone Secured Lending Fund, 5.88%, 11/15/27 406,283
639,884
COMMERCIAL SERVICES & SUPPLIES — 1.59%
351,000
GFL Environmental, Inc., 5.13%, 12/15/26
(b)(d)
349,112
339,000
Element Fleet Management Corp., 5.64%, 3/13/27
(b)
343,871
692,983
COMMERCIAL SUPPORT SERVICES — 0.79%
344,000 Prime Security Services Borrower LLC, 5.75%,
4/15/26
(b)
343,807
CONSUMER FINANCE — 0.91%
396,000
American Express Co., 5.10%, 2/16/28 398,307
DIVERSIFIED FINANCIAL SERVICES — 0.95%
408,000 National Rural Utilities Cooperative Finance Corp.,
5.60%, 11/13/26 414,702
ELECTRIC UTILITIES — 3.32%
419,000
Southern California Edison Co., 4.90%, 6/01/26 419,705
126,000
Vistra Operations Co. LLC, 5.05%, 12/30/26
(b)
126,164
380,000
Duke Energy Corp., 4.85%, 1/05/27
(e)
381,177
133,000
Georgia Power Co., 5.00%, 2/23/27 133,991
400,000
FirstEnergy Corp., 3.90%, 7/15/27 389,517
1,450,554
ENTERTAINMENT — 0.95%
415,000
Take-Two Interactive Software, Inc., 5.00%, 3/28/26 416,068
HOME CONSTRUCTION — 0.77%
335,000
Meritage Homes Corp., 5.13%, 6/06/27 335,721
HOTELS, RESTAURANTS & LEISURE — 0.72%
315,000
Carnival Corp., 5.75%, 3/01/27
(b)
314,305

Sterling Capital Short Duration Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
INSTITUTIONAL FINANCIAL SERVICES — 0.96%
$ 70,000
LPL Holdings, Inc., 5.70%, 5/20/27 $ 70,857
350,000
Sumitomo Mitsui Trust Bank Ltd., 4.45%, 9/10/27
(b)
346,990
417,847
INSURANCE — 7.21%
425,000 Reliance Standard Life Global Funding II, 5.24%,
2/02/26
(b)
425,282
417,000
Corebridge Global Funding, 5.75%, 7/02/26
(b)
422,891
407,000 New York Life Global Funding, Class B, 5.45%,
9/18/26 413,154
439,000
SBL Holdings, Inc., 5.13%, 11/13/26
(b)
431,362
279,000
Aon North America, Inc., 5.13%, 3/01/27 280,893
400,000
F&G Global Funding, 5.88%, 6/10/27
(b)
405,310
425,000
Athene Global Funding, 5.35%, 7/09/27
(b)
429,116
345,000
GA Global Funding Trust, 4.40%, 9/23/27
(b)
340,149
3,148,157
MORTGAGE REAL ESTATE INVESTMENT -TRUSTS (REITS) — 1.08%
489,000
Starwood Property Trust, Inc., 3.63%, 7/15/26
(b)
471,936
MULTI-UTILITIES — 1.81%
419,000
CenterPoint Energy, Inc., 5.25%, 8/10/26 422,262
390,000
Ameren Corp., 1.95%, 3/15/27 366,556
788,818
OIL & GAS PRODUCERS — 2.18%
343,000
NuStar Logistics LP, 5.75%, 10/01/25 342,934
333,000
Permian Resources Operating LLC, 8.00%, 4/15/27
(b)
340,037
274,000
ONEOK, Inc., 4.25%, 9/24/27 270,011
952,982
OIL, GAS & CONSUMABLE FUELS — 1.98%
408,000
Energy Transfer LP, 6.05%, 12/01/26 416,735
109,000
Diamondback Energy, Inc., 5.20%, 4/18/27 110,065
340,000
Apache Corp., 4.88%, 11/15/27 337,509
864,309
REIT — 1.42%
208,000 VICI Properties LP / VICI Note Co., Inc., 4.25%,
12/01/26
(b)
204,549
425,000
Brixmor Operating Partnership LP, 3.90%, 3/15/27 416,259
620,808

Sterling Capital Short Duration Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.51%
$ 220,000
Broadcom, Inc., 5.05%, 7/12/27 $ 222,013
SOFTWARE — 0.78%
333,000
Concentrix Corp., 6.65%, 8/02/26 338,692
SPECIALTY FINANCE — 3.00%
502,000 Ladder Capital Finance Holdings LLLP, Class B,
5.25%, 10/01/25
(b)
502,680
248,000
OneMain Finance Corp., 3.50%, 1/15/27 236,554
450,000
AerCap Ireland Capital DAC, 6.10%, 1/15/27 460,257
113,000
Avolon Holdings Funding Ltd, 4.95%, 1/15/28
(b)
111,983
1,311,474
TECHNOLOGY SERVICES — 0.67%
292,000
Fiserv, Inc., 5.15%, 3/15/27 294,312
TELECOMMUNICATIONS — 0.68%
295,750 Sprint Spectrum Co. LLC / Sprint Spectrum Co. II
LLC, 5.15%, 3/20/28
(b)
296,950
TRANSPORTATION & LOGISTICS — 1.26%
258,000
United Airlines, Inc., 4.38%, 4/15/26
(b)
253,681
300,000 Delta Air Lines, Inc. / SkyMiles IP Ltd, 4.75%,
10/20/28
(b)
295,945
549,626
Total (Cost $24,618,750) 24,828,071
Principal Amount Fair Value
ASSET BACKED SECURITIES — 29.38%
656,000 Avis Budget Rental Car Funding AESOP LLC, Series
2A , Class A, 2.02%, 2/20/27
(b)
640,254
427,770 OneMain Direct Auto Receivables Trust, Series 1A ,
Class A, 3.63%, 9/14/27
(b)
425,419
240,000 Americredit Automobile Receivables Trust, Series 1 ,
Class C, 2.98%, 9/20/27 234,747
1,288,000 Hertz Vehicle Financing III LP, Series 2A , Class A,
1.68%, 12/27/27
(b)
1,208,709
590,000 Avis Budget Rental Car Funding AESOP LLC, Series
3A , Class A, 5.44%, 2/22/28
(b)
596,839
500,000 AmeriCredit Automobile Receivables Trust, Series 2 ,
Class C, 5.32%, 4/18/28 504,018
850,000 Santander Drive Auto Receivables Trust, Series 1 ,
Class B, 5.23%, 12/15/28 854,962
200,000
BANK5 Trust, Series 2024-5YR5 , 6.27%, 2/15/29 205,137

Sterling Capital Short Duration Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 500,000 PFS Financing Corp., Series D , Class A, 5.34%,
4/16/29
(b)(c)
$ 506,568
810,000 Synchrony Card Funding LLC, Series A1 , Class A,
5.54%, 7/15/29 821,199
1,183,000 Enterprise Fleet Financing, Series 1 , Class A3, 5.42%,
10/22/29
(b)
1,197,908
392,000 OneMain Direct Auto Receivables Trust, Series 1A ,
Class A, 5.41%, 11/14/29
(b)
396,068
205,000 Ally Auto Receivables Trust, Series 3 , Class A4,
5.07%, 6/15/31
(e)
206,214
326,694 ARI Fleet Lease Trust, Series B , Class A2, 6.05%,
7/15/32
(b)
330,188
700,000 OneMain Financial Issuance Trust, Series 3A , Class A,
5.94%, 5/15/34
(b)
704,909
341,049
Fannie Mae , 6.90%, 7/01/36 (H15T1Y + 219.40 bps)
(d)
352,076
608,400 OPG Trust, Series 2021-PORT , Class C, 5.34%,
10/15/36
(b)
605,358
364,337 BX Trust, Series 2021-RISE , Class C, 5.96%,
11/15/36
(b)
360,921
433,500 Hilton Grand Vacations Trust, Series 2024-3A , Class
A, 4.98%, 8/27/40
(b)
433,928
384,351 Sierra Timeshare 2024-2 Receivables Funding LLC,
Series 2A , Class A, 5.14%, 6/20/41
(b)
383,751
218,799 Sierra Timeshare Receivables Funding LLC, Series 3A ,
Class A, 4.83%, 8/20/41
(b)
217,577
534,471
MVW LLC, Series 2024-2 , Class A, 4.43%, 3/20/42
(b)
523,267
357,000 Morgan Stanley Bank of America, Series C31 , Class
A5, 3.10%, 11/15/49 342,236
501,825 SMB Private Education Loan Trust 2021-B, Series B ,
Class A, 1.31%, 7/17/51
(b)
461,824
75,000 Benchmark 2023-V2 Mortgage Trust, Series V2 , Class
A3, 5.81%, 5/15/55 76,530
228,000
BMO 2023-5C1 Mortgage Trust , 7.36%, 8/15/56 240,156
Total (Cost $12,780,859) 12,830,763
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.61%
1
Citicorp Residential Mortgage Trust, STEP, Series
2007-2, Class A6, 6.77%, 6/25/37 1
394,041
ELP Commercial Mortgage Trust, Series 2021-ELP,
Class C, 5.83%, 11/15/38
(b)
393,549
376,210
BX Commercial Mortgage Trust, Series 2021-ACNT,
Class C, 6.01%, 11/15/38
(b)
375,275
310,177
BX Commercial Mortgage Trust, Series 2021-CIP,
Class B, 5.78%, 12/15/38
(b)
309,790

Sterling Capital Short Duration Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
261,884
SMR Mortgage Trust, Series 2022-IND, Class A,
6.05%, 2/15/39
(b)
258,698
7,701
GS Mortgage Securities Trust, Series 2010-C1, Class B,
5.15%, 8/10/43
(b)
7,685
6,027
JPMBB Commercial Mortgage Securities Trust, Series
2014-C23, Class A5, 3.93%, 9/15/47 6,015
98,000
CSAIL Commercial Mortgage Trust, Series 2015-C3,
Class A4, 3.72%, 8/15/48 97,207
415,092
CD Mortgage Trust, Series 2016-CD2, Class A4,
3.53%, 11/10/49 397,876
410,000
CD Mortgage Trust, Series 2017-CD3, Class A4,
3.63%, 2/10/50 387,304
225,000
JPMCC Commercial Mortgage Securities Trust, Series
JP5, Class A5, 3.72%, 3/15/50 218,212
Total (Cost $2,444,031) $ 2,451,612
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.77%
6,628 Fannie Mae, Series 152, Class PC, 1.75%, 8/25/42 6,592
14,748 Fannie Mae, Series 72, Class NA, 2.50%, 8/25/42 14,514
342,313 Fannie Mae, Series 35, Class CB, 2.00%, 2/25/43 327,991
194,746 Fannie Mae, Series 100, Class DA, 3.00%, 2/25/43 188,557
159,428 Fannie Mae, Series 71, Class PD, 2.50%, 3/25/43 157,108
271,831 Freddie Mac, Series 4828, Class QA, 3.50%, 3/15/47 265,571
611,134
Chase Home Lending Mortgage Trust, Series 2019-
ATR2, Class A3, 3.50%, 7/25/49
(b)
541,197
150,000
CSAIL Commercial Mortgage Trust, Series 2015-C7,
Class A5, 3.50%, 11/15/49 144,759
Total (Cost $1,762,517) 1,646,289
Principal Amount Fair Value
MUNICIPAL BONDS — 0.32%
Texas — 0.32%
$ 140,000 Dallas Fort Worth International Airport, Current
Refunding, Taxable Revenue Bonds Series A ,
4.74%, 11/1/26
(e)
140,812
Total (Cost $140,000) 140,812
Principal Amount Fair Value
U.S. TREASURY BONDS & NOTES — 1.77%
775,000 United States Treasury Note, 4.13% , 11/15/27 771,488
Total (Cost $771,245) 771,488

Sterling Capital Short Duration Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS — 1.25%
544,859
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.35%
(f)
544,859
Total Money Market Funds
(Cost $544,859) $ 544,859
Total Investments— 100.11%
(Cost $43,568,205) 43,715,228
Liabilities in Excess of Other Assets  — (0.11)% (45,919)
NET ASSETS — 100.00% $ 43,669,309
(a) Security is perpetual in nature and has no stated maturity date.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(d) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2024. The maturity date reflected is the final maturity date.
(e) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended December 31, 2024 is $728,177, which represents 1.67% of net assets.
(f) Represents the current yield as of report date.

Sterling Capital Intermediate U.S. Government Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — 5.49%
$ 100,000
BANK5 Trust, Series 2024-5YR5 , 6.27%, 2/15/29 $ 102,568
183,000 Avis Budget Rental Car Funding AESOP LLC, Series
2023-1A , Class A, 5.36%, 6/20/30
(a)(b)
185,515
100,000 BANK Trust, Series 2024-BNK48 , Class A5, 5.05%,
9/15/34 98,454
100,000 BANK Trust, Series 2024-BNK48 , Class AS, 5.36%,
10/15/34 98,429
67,581 United States Small Business Administration, Series
2015-20G , Class 1, 2.88%, 7/01/35
(c)
62,359
150,000 BANK5 Trust, Series 2023-5YR3 , Class AS, 7.56%,
9/15/56 159,697
150,000 BANK5 Trust, Series 2024-5YR6 , Class A3, 6.23%,
5/15/57 155,868
100,000 BANK5 Trust, Series 2024-5YR6 , Class AS, 6.79%,
5/15/57 104,683
Total (Cost $977,339) 967,573
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — 37.15%
Fannie Mae — 22.96%
144,897 4.00%, 12/01/33, Pool #MA1689 140,723
36,589 4.00%, 12/01/36, Pool #MA2856 35,270
36,767 4.00%, 2/01/37, Pool #MA2914 35,406
344,150 1.50%, 12/01/40, Pool #MA4202 274,818
120,129 6.00%, 9/01/43, Pool #MA5158 121,659
33,467 4.00%, 5/01/47, Pool #BE9598 30,986
100,335 3.50%, 12/01/47, Pool #CA0833 90,016
46,617 5.00%, 8/01/48, Pool #CA2219 45,859
49,590 3.50%, 9/01/49, Pool #BJ9608 44,488
53,266 3.50%, 10/01/49, Pool #CA4431 47,722
81,366 3.00%, 3/01/50, Pool #FM2714 69,970
183,974 3.00%, 7/01/50, Pool #CA6421 158,033
187,528 3.00%, 7/01/50, Pool #CA6422 160,871
150,826 2.00%, 8/01/50, Pool #CA6799 119,050
169,550 2.50%, 8/01/50, Pool #CA6707 141,090
235,740 2.00%, 9/01/50, Pool #CA7019 185,815
269,068 2.50%, 9/01/50, Pool #BQ2883 221,707
126,917 2.50%, 9/01/50, Pool #BQ0538 104,262
422,152 3.50%, 9/01/50, Pool #FS5284 378,216
334,642 2.00%, 10/01/50, Pool #CA7224 263,482

Sterling Capital Intermediate U.S. Government Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae — (continued)
266,370 2.50%, 10/01/50, Pool #FM4638 219,549
246,357 2.50%, 10/01/50, Pool #FM4530 202,848
173,604 4.00%, 7/01/52, Pool #FS2516 159,061
392,170 4.50%, 11/01/52, Pool #FS6858 369,478
128,874 5.00%, 11/01/52, Pool #CB5278 124,837
296,661 6.00%, 5/01/54, Pool #FM2472 300,799
$ 4,046,015
Freddie Mac — 13.55%
85,845 4.00%, 12/01/35, Pool #ZA2401 82,904
82,221 3.50%, 6/01/36, Pool #ZA2414 77,713
52,391 4.00%, 3/01/39, Pool #ZA6403 50,065
177,072 2.00%, 12/01/40, Pool #RB5090 147,800
112,808 3.50%, 1/01/47, Pool #ZT0941 102,045
86,871 3.00%, 12/01/51, Pool #SD8184 73,961
106,517 3.50%, 6/01/52, Pool #SD2670 95,363
163,589 4.50%, 6/01/52, Pool #SD1265 154,070
167,457 4.50%, 8/01/52, Pool #SD1515 157,830
246,526 5.00%, 9/01/52, Pool #RA7936 238,732
169,847 4.00%, 2/01/53, Pool #SD7560 157,488
151,615 5.50%, 2/01/53, Pool #QF8052 150,297
176,597 5.00%, 3/01/53, Pool #SD2390 171,056
89,158 6.00%, 5/01/53, Pool #SD3072 90,167
151,394 6.00%, 7/01/53, Pool #SD3223 153,485
193,213 5.50%, 6/01/54, Pool #SD5479 191,500
295,549 6.00%, 9/01/54, Pool #SD6337 298,338
2,392,814
Ginnie Mae II — 0.64%
25,090 5.00%, 11/20/38, Pool #4283 24,520
95,839 4.00%, 7/20/52, Pool #786280 88,535
113,055
Total (Cost $7,249,142) 6,551,884
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 21.21%
126,845 Freddie Mac, Series 3787, Class LM, 4.00%, 1/15/31 125,315
66,902 Freddie Mac, Series 4151, Class PA, 2.00%, 1/15/33 62,639

Sterling Capital Intermediate U.S. Government Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
175,000 Freddie Mac, Series 4172, Class KB, 3.00%, 2/15/33 157,868
226,654 Ginnie Mae, Series 181, Class AV, 5.50%, 2/20/33 229,712
67,551 Fannie Mae, Series 2013-44, Class DJ, 1.85%, 5/25/33 61,885
27,950 Fannie Mae, Series 2003-44, Class Q, 3.50%, 6/25/33 27,038
156,609 Ginnie Mae, Series 2023-79, Class DV, 5.50%, 5/20/34 156,956
111,186 Fannie Mae, Series 2005-31, Class PB, 5.50%, 4/25/35 112,947
40,447 Ginnie Mae, Series 2013-133, Class PL, 3.50%, 2/16/37 39,448
155,381 Freddie Mac, Series 4863, Class AJ, 3.50%, 7/15/38 147,538
55,687 Freddie Mac, Series 4122, Class BC, 3.00%, 5/15/40 51,809
151,566 Ginnie Mae, Series 137, Class WA, 5.59%, 7/20/40 152,938
150,000 Ginnie Mae, Series 81, Class AL, 4.50%, 8/20/40 142,926
177,126 Fannie Mae, Series 2012-87, Class MB, 2.00%, 5/25/42 163,565
25,045
Fannie Mae, Series 2016-49, Class DA, 3.50%,
10/25/42 24,844
122,746
Fannie Mae, Series 2012-150, Class KA, 1.75%,
1/25/43 99,982
152,284 Freddie Mac, Series 4173, Class NB, 3.00%, 3/15/43 135,446
315,000 Freddie Mac, Series 4669, Class QY, 3.50%, 9/15/44 300,675
42,026
Ginnie Mae, Series 2015-162, Class EB, 2.50%,
9/20/44 39,253
351,739 Freddie Mac, Series 4601, Class NJ, 1.90%, 9/15/45 305,428
160,192 Fannie Mae, Series 2016-49, Class PA, 3.00%, 9/25/45 147,867
95,952 Freddie Mac, Series 4656, Class PA, 3.50%, 10/15/45 91,834
125,709 Fannie Mae, Series 2016-24, Class CD, 1.75%, 2/25/46 103,597
204,123 Fannie Mae, Series 2016-88, Class PK, 2.50%, 3/25/46 183,164
104,299 Freddie Mac, Series 5380, Class A, 5.50%, 9/25/47 104,200
241,262 Fannie Mae, Series 2019-25, Class PD, 2.50%, 5/25/48 211,379
197,602 Freddie Mac, Series 4942, Class NC, 2.50%, 10/25/49 167,337
202,443 Ginnie Mae, Series 2022-137, Class PA, 4.00%, 5/20/52 193,421
Total (Cost $3,950,029) $ 3,741,011
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.79%
137,702
Freddie Mac Multifamily Structured Pass Through,
Series K049, Class A2, 3.01%, 7/25/25 136,481
319,949
Fannie Mae-Aces, Series 2015-M17, Class A2, 3.01%,
11/25/25
(b)
315,955
210,000
Freddie Mac Multifamily Structured Pass Through,
Series K060, Class A2, 3.30%, 10/25/26 205,275

Sterling Capital Intermediate U.S. Government Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
487,514
Freddie Mac Multifamily Structured Pass Through,
Series K061, Class A2, 3.35%, 11/25/26
(b)
475,822
378,997
Fannie Mae-Aces, Series 2017-M7, Class A2, 2.96%,
2/25/27
(b)
366,396
200,711
Fannie Mae-Aces, Series 2017-M8, Class A2, 3.06%,
5/25/27 194,158
125,000
Freddie Mac Multifamily Structured Pass Through,
Series K066, Class A2, 3.12%, 6/25/27
(b)
120,876
158,640
Freddie Mac Multifamily Structured Pass Through,
Series K069, Class A2, 3.19%, 9/25/27
(b)
153,005
275,000
Freddie Mac Multifamily Structured Pass Through,
Series K079, Class A2, 3.93%, 6/25/28 268,381
382,714
Fannie Mae-Aces, Series 2018-M10, Class A2, 3.47%,
7/25/28
(b)
368,102
5,023
JPMBB Commercial Mortgage Securities Trust, Series
2014-C23, Class A5, 3.93%, 9/15/47 5,012
Total (Cost $2,701,654) $ 2,609,463
Principal Amount Fair Value
U.S. GOVERNMENT AGENCIES — 9.92%
1,000,000 Fannie Mae, 6.25% , 5/15/29 1,073,703
500,000 Fannie Mae, 7.13% , 1/15/30 560,088
60,000 Federal Home Loan Banks, 1.90% , 10/07/31 50,255
86,000
Federal Farm Credit Banks Funding Corp., 2.40% ,
3/24/36 66,462
Total (Cost $1,828,417) 1,750,508
Principal Amount Fair Value
MUNICIPAL BONDS — 0.46%
Wisconsin — 0.46%
$ 80,000 State of Wisconsin, TXB, Revenue Bonds, Pension
Fundings Series A, (AGM) , 5.70%, 5/1/26
(c)
80,873
Total (Cost $81,416) 80,873
Principal Amount Fair Value
U.S. TREASURY BONDS & NOTES — 10.27%
680,000 United States Treasury Note, 0.63% , 8/15/30 552,155
1,150,200 United States Treasury Note, 1.13% , 2/15/31 949,094
350,000 United States Treasury Note, 2.75% , 8/15/32
(c)
310,393
Total (Cost $1,929,050) 1,811,642

Sterling Capital Intermediate U.S. Government Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS — 1.17%
205,985
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.35%
(d)
205,985
Total Money Market Funds
(Cost $205,985) $ 205,985
Total Investments— 100.46%
(Cost $18,923,032) 17,718,939
Liabilities in Excess of Other Assets  — (0.46)% (80,866)
NET ASSETS — 100.00% $ 17,638,073
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2024. The maturity date reflected is the final maturity date.
(c) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended December 31, 2024 is $276,264, which represents 1.57 % of net assets.
(d) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.
TXB Taxable Bond

Sterling Capital Total Return Bond Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — 29.97%
AEROSPACE & DEFENSE — 1.01%
$ 2,740,000
BAE Systems PLC, 5.13%, 3/26/29
(a)
$ 2,745,617
1,667,000
Boeing Co. (The), 6.30%, 5/01/29 1,728,104
646,000
Howmet Aerospace, Inc., 4.85%, 10/15/31 634,333
3,856,000
L3Harris Technologies, Inc., 5.40%, 7/31/33 3,847,794
2,573,000
Boeing Co., (The), 5.71%, 5/01/40 2,450,141
3,476,000
RTX Corp., 4.50%, 6/01/42 3,011,709
14,417,698
ASSET MANAGEMENT — 1.08%
4,073,000
Apollo Debt Solutions BDC, 6.90%, 4/13/29
(a)
4,214,962
3,399,000
Ares Capital Corp., 5.95%, 7/15/29 3,436,955
3,464,000
Blackstone Private Credit Fund, 5.95%, 7/16/29 3,488,175
1,475,000 Ares Finance Co. III LLC, 4.13%, 6/30/51 (H15T5Y +
323.70 bps)
(a)(b)
1,413,411
3,890,000
Blue Owl Finance LLC, Series C10, 4.13%, 10/07/51 2,838,155
15,391,658
AUTOMOBILES — 0.15%
2,196,000
Ford Motor Co., 6.10%, 8/19/32 2,186,710
AUTOMOTIVE — 0.07%
1,049,000
General Motors Financial Co., Inc., 5.85%, 4/06/30 1,071,815
BANKS — 5.14%
2,800,000
Lloyds Banking Group PLC, 4.58%, 12/10/25 2,787,430
3,659,000 Macquarie Group Ltd., 1.34%, 1/12/27 (SOFR + 107
bps)
(a)(c)
3,526,420
2,864,000
Fifth Third Bancorp, 4.06%, 4/25/28
(b)(c)
2,802,366
2,893,000
Wells Fargo & Co., MTN, 4.81%, 7/25/28
(c)
2,882,589
5,994,000
Bank of America Corp., 3.42%, 12/20/28
(b)(c)
5,744,654
1,823,000
Mitsubishi UFJ Financial Group, Inc., 5.42%, 2/22/29 1,848,342
4,275,000
Huntington Bancshares, Inc., 6.21%, 8/21/29 4,413,521
3,845,000
KeyCorp, 2.55%, 10/01/29 3,419,755
6,986,000
JPMorgan Chase & Co., 5.01%, 1/23/30 6,978,990
2,678,000
Citizens Financial Group, Inc., 5.84%, 1/23/30 2,719,179
2,487,000
Comerica, Inc., 5.98%, 1/30/30 (SOFR + 215.50 bps)
(b)
2,514,310
3,571,000 First Citizens BancShares, Inc., 3.38%, 3/15/30
(TSFR3M + 247 bps)
(c)
3,549,836
4,192,000
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/30 3,585,255
7,365,000
Wells Fargo & Co., 2.88%, 10/30/30
(b)
6,646,282

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
BANKS — (continued)
$ 3,292,000
Citigroup, Inc., 2.98%, 11/05/30
(b)
$ 2,970,087
3,554,000 Toronto-Dominion Bank (The), 3.63%, 9/15/31
(USSW5 + 220.50 bps)
(b)(c)
3,452,063
3,128,000 Westpac Banking Corp., GMTN, 4.32%, 11/23/31
(USISOA05 + 224 bps)
(b)
3,079,087
4,496,000
JPMorgan Chase & Co., 4.91%, 7/25/33 4,394,682
1,760,000 US Bancorp, Series AA, 5.85%, 10/21/33 (SOFR + 209
bps)
(b)(c)
1,799,473
4,433,000
Bank of America Corp., 5.29%, 4/25/34
(c)
4,403,096
73,517,417
BEVERAGES — 0.32%
2,641,000
Bacardi Ltd / Bacardi-Martini BV, 5.40%, 6/15/33
(a)
2,588,731
2,144,000
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/01/46 1,940,691
4,529,422
BIOTECH & PHARMA — 0.33%
2,059,000
Pfizer Investment Enterprises Pte Ltd, 4.65%, 5/19/30 2,037,018
2,801,000
CSL Finance PLC, 4.25%, 4/27/32
(a)
2,634,192
4,671,210
BIOTECHNOLOGY — 0.36%
5,111,000
Amgen, Inc., 5.25%, 3/02/30 5,159,651
CABLE & SATELLITE — 0.36%
2,082,000 Charter Communications Operating LLC, 6.10%,
6/01/29 2,124,454
2,943,000 Charter Communications Operating LLC, 6.55%,
6/01/34 3,011,223
5,135,677
CAPITAL MARKETS — 1.62%
2,125,000
Blue Owl Capital Corp., 3.40%, 7/15/26 2,058,692
1,515,000
Barings BDC, Inc., 3.30%, 11/23/26 1,453,598
4,031,000
Morgan Stanley, 3.59%, 7/22/28 3,886,764
1,893,000
Ares Management Corp., 6.38%, 11/10/28 1,980,924
1,805,000
Jefferies Financial Group, Inc., 4.15%, 1/23/30 1,720,379
3,509,000
BlackRock, Inc., 1.90%, 1/28/31
(d)
2,957,387
5,376,000
FactSet Research Systems, Inc., 3.45%, 3/01/32 4,741,517
4,389,000
Morgan Stanley, MTN, 5.25%, 4/21/34
(b)(c)
4,320,313
23,119,574
CHEMICALS — 0.25%
3,689,000
LYB International Finance III LLC, 5.50%, 3/01/34 3,624,670

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
CHEMICALS — (continued)
CONSTRUCTION MATERIALS — 0.37%
$ 3,274,000
CRH America Finance, Inc., 5.40%, 5/21/34 $ 3,284,123
2,321,000
Vulcan Materials Co., 4.50%, 6/15/47 1,941,801
5,225,924
CONSUMER SERVICES — 0.31%
2,317,000
Duke University, 3.30%, 10/01/46 1,683,964
3,898,000
Lehigh University, 3.48%, 11/15/46 2,774,805
4,458,769
CONTAINERS & PACKAGING — 0.18%
2,617,000
Smurfit Kappa Treasury ULC, 5.44%, 4/03/34
(a)
2,615,218
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.24%
4,544,000
AT&T, Inc., 3.50%, 6/01/41 3,485,232
ELECTRIC UTILITIES — 2.41%
4,099,000
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/32 3,418,653
3,881,000
Southern California Edison Co., 5.95%, 11/01/32 4,048,783
2,683,000
DTE Electric Co., 5.20%, 4/01/33 2,681,132
2,688,000
Georgia Power Co., 4.95%, 5/17/33 2,633,232
2,658,000 CenterPoint Energy Houston Electric LLC, 5.15%,
3/01/34 2,628,135
763,000
Vistra Operations Co. LLC, 5.70%, 12/30/34
(a)
755,056
2,206,000
Duke Energy Florida LLC, 6.40%, 6/15/38 2,375,813
3,106,000
Indiana Michigan Power Co., 4.55%, 3/15/46 2,628,847
4,927,000
Duke Energy Progress LLC, 3.60%, 9/15/47 3,588,642
3,916,000
Puget Sound Energy, Inc., 4.22%, 6/15/48 3,141,634
2,037,000
Entergy Louisiana LLC, 5.70%, 3/15/54 2,014,617
2,000,000
Southern California Edison Co., 5.75%, 4/15/54 1,966,382
2,549,000 Dominion Energy, Inc., 6.63%, 5/15/55 (H15T5Y +
220.70 bps)
(b)
2,591,456
34,472,382
ENERGY EQUIPMENT & SERVICES — 0.13%
2,018,000
Halliburton Co., 4.85%, 11/15/35 1,918,605
ENTERTAINMENT — 0.19%
2,653,000
Take-Two Interactive Software, Inc., 5.00%, 3/28/26 2,659,827
ENTERTAINMENT CONTENT — 0.19%
3,114,000
Warnermedia Holdings, Inc., 4.28%, 3/15/32 2,744,972

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
FINANCIAL SERVICES — 0.13%
$ 2,074,000
KKR Group Finance Co. III LLC, 5.13%, 6/01/44
(a)
$ 1,896,453
FOOD — 0.23%
3,820,000
Kraft Heinz Foods Co., 4.88%, 10/01/49 3,270,168
GAS & WATER UTILITIES — 0.14%
2,396,000
Sempra Global, 3.25%, 1/15/32
(a)
2,001,311
HEALTH CARE EQUIPMENT & SUPPLIES — 0.38%
5,250,000
GE HealthCare Technologies, Inc., 5.86%, 3/15/30 5,438,830
HEALTH CARE FACILITIES & SERVICES — 0.36%
1,446,000
IQVIA, Inc., 6.25%, 2/01/29 1,495,073
3,706,000
HCA, Inc., 5.50%, 6/01/33 3,667,277
5,162,350
HOTELS, RESTAURANTS & LEISURE — 0.23%
3,399,000
Carnival Corp., 4.00%, 8/01/28
(a)
3,221,558
HOUSEHOLD DURABLES — 0.22%
3,335,000
Meritage Homes Corp., 3.88%, 4/15/29
(a)
3,116,238
HOUSEHOLD PRODUCTS — 0.14%
2,275,000
SC Johnson & Son, Inc., 4.75%, 10/15/46
(a)
1,935,726
INSTITUTIONAL FINANCIAL SERVICES — 0.24%
3,289,000
LPL Holdings, Inc., 6.75%, 11/17/28 3,455,491
INSURANCE — 2.99%
2,806,000
SBL Holdings, Inc., 5.13%, 11/13/26
(a)
2,757,181
2,147,000
GA Global Funding Trust, 5.50%, 1/08/29
(a)
2,168,237
2,214,000
AXIS Specialty Finance LLC, 3.90%, 7/15/29 2,102,253
2,535,000
RGA Global Funding, 5.50%, 1/11/31
(a)
2,561,959
1,793,000
Sammons Financial Group, Inc., 3.35%, 4/16/31
(a)
1,541,210
3,078,000
Enstar Group Ltd., 3.10%, 9/01/31 2,632,780
5,773,000
Athene Holding Ltd., 5.88%, 1/15/34 5,860,101
2,300,000
F&G Annuities & Life, Inc., 6.25%, 10/04/34 2,232,245
2,060,000
SBL Holdings, Inc., 7.20%, 10/30/34
(a)
2,004,004
2,480,000
Transatlantic Holdings, Inc., 8.00%, 11/30/39 3,061,710
3,454,000
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45
(a)
3,445,676
4,411,000
Global Atlantic Fin Co., 6.75%, 3/15/54
(a)
4,483,355
2,770,000
Nippon Life Insurance Co., 5.95%, 4/16/54
(a)
2,792,728

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
INSURANCE — (continued)
$ 3,098,000 Corebridge Financial, Inc., 6.38%, 9/15/54 (H15T5Y +
264.60 bps)
(b)
$ 3,081,048
2,071,000
Athene Holding Ltd., 6.63%, 10/15/54 2,059,414
42,783,901
INTERACTIVE MEDIA & SERVICES — 0.18%
2,677,000
Meta Platforms, Inc., 5.40%, 8/15/54 2,594,102
INTERNET & DIRECT MARKETING RETAIL — 0.14%
3,517,000
Amazon.com, Inc., 2.70%, 6/03/60
(d)
2,021,623
INTERNET MEDIA & SERVICES — 0.23%
3,459,000
Uber Technologies, Inc., 4.50%, 8/15/29
(a)
3,347,358
IT SERVICES — 0.20%
2,870,000
Gartner, Inc., 4.50%, 7/01/28
(a)
2,798,185
METALS & MINING — 0.40%
4,060,000
Newmont Corp., 2.80%, 10/01/29 3,700,215
2,088,000
Steel Dynamics, Inc., 5.38%, 8/15/34 2,073,467
5,773,682
MULTI-UTILITIES — 0.42%
4,084,000
Sempra, 3.80%, 2/01/38 3,376,921
3,070,000
CMS Energy Corp., 4.70%, 3/31/43 2,613,773
5,990,694
OIL & GAS PRODUCERS — 0.85%
2,236,000
Western Midstream Operating LP, 4.05%, 2/01/30 2,097,264
3,268,000
Antero Resources Corp., 5.38%, 3/01/30
(a)
3,157,657
2,242,000
Energy Transfer LP, 3.75%, 5/15/30 2,091,943
2,871,000 EnLink Midstream LLC, 6.50%, 9/01/30 (TSFR3M +
800 bps)
(a)(b)
3,006,684
1,896,000
Transcanada Trust, 5.60%, 3/07/82
(b)
1,797,879
12,151,427
OIL, GAS & CONSUMABLE FUELS — 1.60%
1,010,000
Hess Corp., 7.88%, 10/01/29
(d)
1,124,701
5,431,000
Aker BP ASA, 3.75%, 1/15/30
(a)
5,046,953
2,415,000
Pioneer Natural Resources Co., 1.90%, 8/15/30 2,057,387
2,547,000
Ovintiv, Inc., 6.25%, 7/15/33 2,608,293
1,896,000
Targa Resources Corp., 6.50%, 3/30/34 2,005,137
2,037,000
Diamondback Energy, Inc., 5.40%, 4/18/34 2,004,771
3,790,000
MPLX LP, 4.50%, 4/15/38 3,304,280

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
OIL, GAS & CONSUMABLE FUELS — (continued)
$ 2,583,000
Apache Corp., 5.10%, 9/01/40 $ 2,250,602
2,318,000
ONEOK, Inc., 7.15%, 1/15/51 2,519,679
22,921,803
PERSONAL PRODUCTS — 0.16%
2,295,000
Kenvue, Inc., 5.00%, 3/22/30 2,313,912
REIT — 1.80%
3,279,000 American Tower Trust #1, Series 2018-1, Class A,
3.65%, 3/23/28
(a)(d)
3,125,438
2,480,000 Retail Opportunity Investments Partnership LP, 6.75%,
10/15/28 2,629,391
1,361,000
LXP Industrial Trust, 6.75%, 11/15/28 1,425,001
2,764,000
LXP Industrial Trust, 2.70%, 9/15/30 2,390,306
2,961,000
Store Capital LLC, 2.75%, 11/18/30 2,555,032
2,910,000
Tanger Properties LP, 2.75%, 9/01/31 2,455,009
2,964,000 Invitation Homes Operating Partnership LP, 4.15%,
4/15/32 2,733,131
2,380,000 Prologis Targeted US Logistics Fund LP, 5.50%,
4/01/34
(a)
2,383,321
2,728,000
VICI Properties LP, 5.75%, 4/01/34 2,752,451
3,492,000
Phillips Edison Grocery Center, 4.95%, 1/15/35 3,284,607
25,733,687
RETAIL - DISCRETIONARY — 0.14%
2,147,000
Home Depot, Inc., (The), 2.70%, 4/15/30 1,933,133
SEMICONDUCTORS — 0.34%
2,130,000
Broadcom, Inc., 4.15%, 11/15/30 2,037,412
2,815,000
Foundry JV Holdco LLC, 6.15%, 1/25/32
(a)
2,840,818
4,878,230
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.50%
2,999,000
Marvell Technology, Inc., 2.95%, 4/15/31 2,631,474
1,527,000
Marvell Technology, Inc., 5.95%, 9/15/33 1,586,383
3,093,000
Broadcom, Inc., 4.93%, 5/15/37
(a)
2,943,455
7,161,312
SOFTWARE — 0.45%
3,848,000
Oracle Corp., 4.90%, 2/06/33 3,747,748
2,749,000
Concentrix Corp., 6.85%, 8/02/33 2,771,536
6,519,284

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
SPECIALTY FINANCE — 0.87%
$ 4,528,000
Avolon Holdings Funding Ltd., 5.75%, 3/01/29
(a)
$ 4,573,528
2,094,000
Radian Group, Inc., 6.20%, 5/15/29 2,149,385
2,330,000
Penske Truck Leasing Co. Lp, 6.20%, 6/15/30
(a)
2,444,429
3,205,000
AerCap Ireland Capital DAC, 6.15%, 9/30/30 3,348,118
12,515,460
TECHNOLOGY HARDWARE — 0.21%
3,046,000
Dell International LLC / EMC Corp., 5.40%, 4/15/34 3,039,449
TECHNOLOGY SERVICES — 0.39%
2,762,000
S&P Global, Inc., 4.25%, 5/01/29 2,701,270
3,194,000
Kyndryl Holdings, Inc., 3.15%, 10/15/31 2,767,966
5,469,236
TELECOMMUNICATIONS — 0.76%
9,688 Sprint Spectrum Co. LLC / Sprint Spectrum Co. II
LLC, 4.74%, 3/20/25
(a)
9,682
2,305,000
AT&T, Inc., 4.30%, 2/15/30 2,233,432
3,644,000
Sprint Capital Corp., 8.75%, 3/15/32 4,360,778
4,208,000
T-Mobile USA, Inc., 6.00%, 6/15/54 4,273,815
10,877,707
TOBACCO & CANNABIS — 0.36%
2,073,000
Philip Morris International, Inc., 5.13%, 2/15/30 2,082,800
2,997,000
BAT Capital Corp., 6.42%, 8/02/33 3,167,933
5,250,733
TRANSPORTATION & LOGISTICS — 0.20%
3,094,000
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41 2,882,259
Total (Cost $439,014,490) 428,861,733
Principal Amount Fair Value
ASSET BACKED SECURITIES — 12.36%
1,403,000 Avis Budget Rental Car Funding AESOP LLC, Series
2A , Class A, 2.02%, 2/20/27
(a)
1,369,324
8,720,000 Carvana Auto Receivables Trust, Series P2 , Class B,
1.27%, 3/10/27 8,381,409
6,250,000 Avis Budget Rental Car Funding AESOP LLC, Series
1A , Class A, 1.38%, 8/20/27
(a)
5,958,238
5,024,000
BANK5 Trust, Series 2024-5YR5 , 6.27%, 2/15/29 5,153,033
5,730,000 CarMax Auto Owner Trust, Series 4 , Class A4, 5.96%,
5/15/29 5,884,861
7,101,000 Enterprise Fleet Financing, Series 1 , Class A3, 5.42%,
10/22/29
(a)
7,190,484

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 13,050,000 OneMain Direct Auto Receivables Trust, Series 1A ,
Class A, 5.41%, 11/14/29
(a)
$ 13,185,417
4,543,000 Avis Budget Rental Car Funding AESOP LLC, Series
8A , Class A, 6.02%, 2/20/30
(a)
4,709,707
6,364,000 Verizon Master Trust, Series 3 , Class A1A, 5.34%,
4/22/30 6,470,589
3,127,000 Avis Budget Rental Car Funding AESOP LLC, Series
2023-1A , Class A, 5.36%, 6/20/30
(a)(b)
3,169,974
17,494,000 Hertz Vehicle Financing III LLC, Series 2A , Class A,
5.48%, 1/27/31
(a)
17,609,079
5,625,000 ARI Fleet Lease Trust, Series B , Class A3, 5.89%,
7/15/32
(a)
5,739,184
276,778 New Century Home Equity Loan Trust, Series 4 , Class
M1, 5.58%, 10/25/33
(d)
274,200
18,422 RAAC Trust, STEP, Series 2004-SP1 , Class AI3,
6.12%, 3/25/34 18,244
11,959,000 Ford Credit Auto Owner Trust, Series 2 , Class A,
1.53%, 5/15/34
(a)
11,294,475
4,226,000 BANK Trust, Series 2024-BNK48 , Class A5, 5.05%,
9/15/34 4,160,660
3,684,000 BANK Trust, Series 2024-BNK48 , Class AS, 5.36%,
10/15/34 3,626,119
1,354,459 Saxon Asset Securities Trust, Series 3 , Class M1,
5.35%, 12/26/34 (TSFR1M + 101 bps)
(b)
1,300,508
3,950,000 OneMain Financial Issuance Trust, Series S1 , Class A,
4.13%, 5/14/35
(a)
3,925,294
20,805,000 OneMain Financial Issuance Trust, Series 1A , Class
A1, 1.55%, 6/16/36
(a)
19,485,075
4,830,150 OPG Trust, Series 2021-PORT , Class C, 5.34%,
10/15/36
(a)
4,805,999
2,863,975 BX Trust, Series 2021-RISE , Class C, 5.96%,
11/15/36
(a)
2,837,125
4,283,443
MVW LLC, Series 2024-2 , Class A, 4.43%, 3/20/42
(a)
4,193,651
1,796,000 BANK5 Trust, Series 2023-5YR3 , Class AS, 7.56%,
9/15/56 1,912,103
14,266,282 SMB Private Education Loan Trust, Series 2024-E ,
Class A-1A, 5.09%, 10/16/56
(a)
14,176,137
9,898,000 BANK5 Trust, Series 2024-5YR6 , Class A3, 6.23%,
5/15/57 10,285,293
9,377,000 BANK5 Trust, Series 2024-5YR6 , Class AS, 6.79%,
5/15/57 9,816,079
Total (Cost $178,844,365) 176,932,261

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — 1.08%
Alabama — 0.18%
$ 2,675,000 Alabama Economic Settlement Authority, Economic
Imports, Taxable BP - Settlement Revenue Series B ,
4.26%, 9/15/32
(d)
$ 2,557,807
California — 0.09%
1,145,000 State of California, Build America Bonds, School
Improvements G.O. , 7.63%, 3/1/40
(d)
1,349,193
New York — 0.81%
5,000,000
City of New York NY , 5.68%, 10/1/33 5,221,434
345,000 Metropolitan Transportation Authority, Taxable Green
Bonds, Green Purpose Revenue Bonds Series C2 ,
5.18%, 11/15/49 296,303
7,130,000 New York City Transitional Finance Authority Future
Tax Secured Revenue, Public Improvements, Taxable
Revenue, Callable 2/1/27 @ 100 , 3.00%, 11/1/33 6,067,789
Total (Cost $16,453,354) 15,492,526
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.30%
2,755,220
Fannie Mae-Aces, Series 2017-M8, Class A2, 3.06%,
5/25/27 2,665,265
4,238,193
FRESB Mortgage Trust, Series SB52, Class A10F,
3.48%, 6/25/28 4,053,513
1,396,000
Benchmark Mortgage Trust, Series V6, Class A3,
5.93%, 3/15/29 1,434,514
5,293,000
Benchmark Mortgage Trust, Series V6, Class AS,
6.38%, 3/15/29 5,461,489
1,820,536
Fannie Mae-Aces, Series 2019-M9, Class A2, 2.94%,
6/25/29 1,697,507
3,386,000
Freddie Mac Multifamily Structured Pass Through,
Series K153, Class A3, 3.12%, 10/25/31 3,038,120
8,536,000
Freddie Mac Multifamily Structured Pass Through,
Series K155, Class A3, 3.75%, 4/25/33 7,838,046
40,594
CSFB Mortgage-Backed Pass-Through Certificates,
Series 1, Class 2A1, 6.50%, 2/25/34 40,648
38,814
CHL Mortgage Pass-Through Trust, Series 3, Class A4,
5.75%, 4/25/34 37,609
9,033
Citigroup Mortgage Loan Trust, Inc., Series NCM2,
Class 3CB2, 6.50%, 9/01/34
(d)
9,004
8
Citicorp Residential Mortgage Trust, STEP, Series
2007-2, Class A6, 6.77%, 6/25/37 8
3,080,414
ELP Commercial Mortgage Trust, Series 2021-ELP,
Class C, 5.83%, 11/15/38
(a)
3,076,564
2,958,598
BX Commercial Mortgage Trust, Series 2021-ACNT,
Class C, 6.01%, 11/15/38
(a)
2,951,245

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
2,823,421
BX Commercial Mortgage Trust, Series 2021-CIP,
Class B, 5.78%, 12/15/38
(a)
2,819,892
2,597,776
SMR Mortgage Trust, Series 2022-IND, Class A,
6.05%, 2/15/39
(a)
2,566,179
68,612
GS Mortgage Securities Trust, Series 2010-C1, Class B,
5.15%, 8/10/43
(a)
68,473
82,654 Freddie Mac, Series 4710, Class GA, 3.00%, 3/15/44 81,953
1,253,210
JP Morgan Chase Commercial Mortgage, Series C3,
Class B, 5.01%, 2/15/46
(a)(b)
1,185,139
90,042 COMM Mortgage Trust, 3.69%, 8/10/47 88,691
99,607 GS Mortgage Securities Trust, 3.93%, 9/01/47 99,022
1,337,000
CSAIL Commercial Mortgage Trust, Series 2015-C4,
Class A4, 3.81%, 11/15/48 1,325,229
2,812,000
Wells Fargo Commercial Mortgage Trust, Series P2,
Class A4, 3.81%, 12/15/48 2,782,772
2,209,000
GS Mortgage Securities Trust, Series 2016-GS4, Class
A4, 3.44%, 11/10/49 2,146,842
4,314,000
CD Mortgage Trust, Series 2016-CD2, Class A4,
3.53%, 11/10/49 4,135,074
2,562,000
Morgan Stanley Capital I Trust, Series BNK2, Class
A4, 3.05%, 11/15/49 2,451,159
1,517,000
JP Morgan Chase Commercial Mortgage, Series JP4,
Class A4, 3.65%, 12/15/49 1,473,995
5,198,000
Morgan Stanley Bank of America Merrill Lynch Trust,
Series C32, Class A4, 3.72%, 12/15/49 5,054,367
723,000
Wells Fargo Commercial Mortgage Trust, Series C37,
Class A5, 3.79%, 12/15/49 707,354
530,000
CD Mortgage Trust, Series 2017-CD3, Class A4,
3.63%, 2/10/50 500,661
3,742,000
JPMCC Commercial Mortgage Securities Trust, Series
JP5, Class A5, 3.72%, 3/15/50 3,629,105
1,337,000
Citigroup Commercial Mortgage Trust, Series P7, Class
A4, 3.71%, 4/14/50 1,285,181
7,241,000
COMM Mortgage Trust, Series COR2, Class A3,
3.51%, 9/10/50 6,882,375
8,591,000
Wells Fargo Commercial Mortgage Trust, Series C40,
Class A4, 3.58%, 10/15/50 8,259,784
8,910,000
Morgan Stanley Capital I, Series HR2, Class A4,
3.59%, 12/15/50 8,530,001
9,850,000
Morgan Stanley Capital I Trust, Series H3, Class A5,
4.18%, 7/15/51 9,561,146
3,447,000
CFCRE Commercial Mortgage Trust, Series C7, Class
A3, 3.84%, 12/10/54 3,351,792
3,127,000
Benchmark Mortgage Trust, Series V2, Class AS,
6.54%, 5/15/55 3,224,859

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
8,156,000
Benchmark Mortgage Trust, Series 2024-V7, Class A3,
6.23%, 5/15/56 8,477,656
6,548,000
Benchmark Mortgage Trust, Series 2024-V7, Class AS,
6.53%, 5/15/56 6,789,404
1,210,000
BANK5 Trust, Series 2023-5YR4, Class AS, 7.27%,
12/15/56 1,281,235
8,434,000
Benchmark Mortgage Trust, Series V5, Class A3,
5.81%, 1/10/57 8,642,875
2,940,000
BBCMS Mortgage Trust, Series 5C25, Class A3,
5.95%, 3/15/57 3,029,508
2,002,000
BBCMS Mortgage Trust, Series 5C25, Class AS,
6.36%, 3/15/57 2,066,022
3,398,000
BBCMS Mortgage Trust, Series 2024-C26, Class A5,
5.83%, 5/15/57 3,546,696
3,049,000
BBCMS Mortgage Trust, Series 2024-C26, Class AS,
6.09%, 5/15/57 3,130,504
7,717,000
BMO Mortgage Trust, Series 2024-C9, Class A5,
5.76%, 7/15/57 7,983,398
6,115,000
BMO Mortgage Trust, Series 2024-C9, Class AS,
6.13%, 7/15/57 6,347,355
30,753
WFRBS Commercial Mortgage Trust, Series C23,
Class A5, 3.92%, 10/15/57 30,650
4,185,000
BMO Mortgage Trust, Series 2024-C10, Class A5,
5.48%, 11/15/57 4,250,706
1,620,000
BMO Mortgage Trust, Series 2024-C10, Class AS,
5.73%, 11/15/57 1,631,189
Total (Cost $167,263,288) $ 161,721,775
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — 26.64%
Fannie Mae — 15.32%
1,477 5.00%, 9/01/25, Pool #255892 1,473
795,443 4.00%, 12/01/33, Pool #MA1689 772,532
464,467 4.00%, 6/01/34, Pool #MA1922 450,398
425,549 4.00%, 3/01/35, Pool #MA2211 411,428
193,062 5.50%, 8/01/37, Pool #995082 194,810
2,116,962 3.50%, 8/01/38, Pool #FM2472 1,991,039
74,763 4.50%, 10/01/39, Pool #AC2645 72,033
83,666 5.00%, 6/01/40, Pool #AD4927 83,344
86,084 5.00%, 6/01/40, Pool #AD8718 85,752
4,985,360 4.00%, 8/01/40, Pool #FM4673 4,806,958
10,857,134 1.50%, 12/01/40, Pool #MA4202 8,669,864

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae — (continued)
165,155 4.50%, 12/01/40, Pool #AH1100 160,065
105,978 4.50%, 3/01/41, Pool #AB2467 102,710
180,460 4.50%, 5/01/41, Pool #AI1023 173,421
132,525 4.50%, 11/01/41, Pool #AJ4994 128,438
153,182 4.50%, 12/01/41, Pool #AJ7696 148,461
383,469 3.50%, 6/01/42, Pool #AB5373 349,185
337,243 3.50%, 5/01/43, Pool #AB9368 306,337
659,906 3.50%, 5/01/43, Pool #AL3605 594,343
899,010 3.50%, 8/01/43, Pool #AU0613 814,909
184,759 4.50%, 11/01/44, Pool #MA2100 177,461
542,027 4.50%, 1/01/45, Pool #MA2158 520,615
653,663 4.00%, 3/01/45, Pool #MA2217
(d)
607,593
589,760 4.00%, 6/01/46, Pool #MA2653 547,403
516,850 4.50%, 7/01/46, Pool #AS7568 496,120
707,727 4.00%, 11/01/46, Pool #MA2808 656,604
925,976 4.00%, 5/01/47, Pool #BE9598 857,337
1,179,002 4.00%, 8/01/47, Pool #BH5117 1,092,957
3,014,679 4.00%, 4/01/48, Pool #BM3900 2,790,501
1,141,181 5.00%, 8/01/48, Pool #CA2219 1,122,618
2,775,244 3.00%, 11/01/48, Pool #BM5822 2,404,380
9,430,458 4.50%, 11/01/48, Pool #BM7046 9,092,821
3,885,590 3.50%, 10/01/49, Pool #CA4431 3,481,181
5,530,383 3.00%, 3/01/50, Pool #FM2714 4,755,772
9,620,081 3.00%, 3/01/50, Pool #FM2870 8,317,837
6,392,835 2.00%, 7/01/50, Pool #CA6301 5,039,850
7,992,794 2.50%, 9/01/50, Pool #BQ0538 6,566,056
14,469,479 3.50%, 9/01/50, Pool #FS5284 12,963,528
3,328,255 3.00%, 10/01/50, Pool #CA7381 2,847,118
4,352,740 4.00%, 8/01/51, Pool #FS8708 4,020,456
4,016,244 3.00%, 11/01/51, Pool #CB2170 3,422,893
10,631,449 3.50%, 4/01/52, Pool #FS1185 9,420,986
13,418,153 3.50%, 4/01/52, Pool #FS1475 11,994,578
1,733,208 4.00%, 5/01/52, Pool #FS1790 1,585,162
8,293,248 4.50%, 6/01/52, Pool #FS2157 7,878,397
6,303,663 4.50%, 11/01/52, Pool #FS3809 5,941,277

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae — (continued)
6,095,753 5.00%, 11/01/52, Pool #CB5278 5,904,789
6,939,896 5.50%, 3/01/53, Pool #FS3925 6,882,701
7,244,922 4.50%, 5/01/53, Pool #CB6304 6,828,392
15,148,045 5.00%, 5/01/53, Pool #FS4929 14,812,129
8,792,227 5.50%, 5/01/53, Pool #FS4571 8,715,113
9,165,617 6.00%, 6/01/53, Pool #FS6616 9,276,622
11,369,995 5.50%, 7/01/53, Pool #FS5589 11,272,719
6,453,390 6.00%, 7/01/53, Pool #FS5233 6,523,786
19,297,722 6.00%, 9/01/53, Pool #CB7124 19,751,559
$ 218,886,811
Freddie Mac — 10.94%
1,866 5.00%, 7/01/25, Pool #ZA1892 1,858
39,390 2.50%, 1/01/28, Pool #ZK4918 38,364
162,138 3.50%, 7/01/30, Pool #ZS8575 158,165
25,234 5.00%, 3/01/36, Pool #ZS4230 25,039
781,440 4.00%, 4/01/36, Pool #ZA2413 754,563
1,059,094 3.50%, 6/01/36, Pool #ZA2414
(d)
1,001,029
7,121 5.00%, 7/01/36, Pool #ZS1139 7,072
595,980 3.50%, 8/01/36, Pool #ZA2425 561,212
79,854 6.50%, 9/01/36, Pool #ZS4257 82,926
1,438,206 3.50%, 11/01/36, Pool #ZA2439 1,354,701
33,846 5.00%, 2/01/37, Pool #ZI5759 33,716
1,203,899 4.00%, 5/01/37, Pool #ZA2461 1,155,502
28,845 4.50%, 10/01/39, Pool #ZI9349 27,792
3,987,416 3.00%, 5/01/40, Pool #RB5049 3,599,396
89,883 5.00%, 6/01/40, Pool #ZA1049 89,536
227,900 5.00%, 7/01/40, Pool #ZJ0194 227,021
26,776 5.00%, 9/01/40, Pool #ZA1066 26,672
5,510,489 2.00%, 12/01/40, Pool #RB5090 4,599,521
327,133 4.00%, 12/01/42, Pool #ZS3671 306,242
252,895 3.50%, 5/01/43, Pool #ZL5915 229,852
128,386 4.00%, 5/01/44, Pool #ZA4468 119,494
66,845 4.00%, 7/01/44, Pool #ZS4573 62,298
117,898 4.00%, 9/01/44, Pool #ZL8439 109,454
1,487,104 3.50%, 1/01/45, Pool #ZL8964 1,344,554

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Freddie Mac — (continued)
1,330,818 3.50%, 5/01/46, Pool #ZS4663 1,193,896
376,882 4.00%, 8/01/46, Pool #ZS4673 349,696
903,372 3.50%, 9/01/46, Pool #ZS4678 813,776
2,089,864 3.50%, 9/01/47, Pool #ZM4305 1,874,962
552,065 3.50%, 1/01/48, Pool #ZM5375 495,292
466,956 4.00%, 2/01/48, Pool #ZT1639 432,880
454,401 4.00%, 6/01/48, Pool #ZT0541 421,826
2,305,086 3.00%, 11/01/49, Pool #QA4336 1,990,135
1,988,341 3.50%, 6/01/50, Pool #RA2794 1,782,099
8,455,415 2.50%, 7/01/50, Pool #RA2970 6,962,008
206,242 3.00%, 1/01/51, Pool #SD8123 176,522
1,159,545 3.00%, 12/01/51, Pool #SD8184 987,218
4,594,709 3.50%, 4/01/52, Pool #RA7191 4,094,871
9,221,163 4.00%, 5/01/52, Pool #RA7306 8,467,482
10,990,448 3.50%, 6/01/52, Pool #SD2670 9,839,605
9,551,467 4.00%, 8/01/52, Pool #SD3617 8,833,349
9,030,123 4.50%, 8/01/52, Pool #SD1515 8,510,982
9,063,951 5.00%, 9/01/52, Pool #RA7936 8,777,397
8,406,831 5.00%, 10/01/52, Pool #SD1710 8,153,530
8,728,700 5.50%, 2/01/53, Pool #QF8052 8,652,822
10,968,167 4.00%, 3/01/53, Pool #SD3107 10,074,047
2,867,575 5.00%, 3/01/53, Pool #SD2390 2,777,601
15,230,622 5.50%, 3/01/53, Pool #SD2774 15,115,082
5,394,066 6.00%, 5/01/53, Pool #SD3072 5,455,075
10,087,862 5.00%, 8/01/53, Pool #SD3814 9,756,652
3,390,344 6.00%, 8/01/53, Pool #SD3636 3,427,599
1,571,894 5.00%, 9/01/53, Pool #SD4220 1,522,222
5,772,347 6.00%, 10/01/53, Pool #SD4222 5,838,046
4,310,569 5.50%, 12/01/54, Pool #SD6940 4,274,532
$ 156,967,183
Ginnie Mae I — 0.00%
46,436 5.00%, 2/15/40, Pool #737037 46,038
—
Ginnie Mae II — 0.38%
5,912,860 4.00%, 7/20/52, Pool #786280 5,462,224

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Ginnie Mae II — (continued)
$ —
Total (Cost $403,521,653) 381,362,256
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.12%
448,797 Freddie Mac, Series 4136, Class HZ, 3.50%, 11/15/27 440,325
324,000 Freddie Mac, Series 4160, Class HH, 2.50%, 12/15/32 298,820
8,452,802 Ginnie Mae, Series 132, Class DV, 6.00%, 7/20/34 8,522,455
110,401 Ginnie Mae, Series 2008-51, Class PG, 5.00%, 6/20/38 110,784
462,100 Fannie Mae, Series 2013-16, Class A, 1.75%, 1/25/40 456,495
177,498 Freddie Mac, Series 3632, Class PK, 5.00%, 2/15/40 178,404
2,484,879 Ginnie Mae, Series 2014-2, Class AG, 2.28%, 3/20/40 2,154,844
128,204 Freddie Mac, Series 4077, Class PJ, 3.50%, 11/15/40 127,446
730,000 Freddie Mac, Series 3762, Class LN, 4.00%, 11/15/40 673,175
524,207 Fannie Mae, Series 2011-38, Class D, 4.50%, 5/25/41
(d)
515,594
3,363,882 Freddie Mac, Series 5427, Class HZ, 3.50%, 8/15/42 2,702,668
6,956,976 Freddie Mac, Series 4112, Class PB, 4.00%, 9/15/42 6,392,527
891,000 Fannie Mae, Series 2013-70, Class CY, 3.50%, 7/25/43 748,093
271,048 Freddie Mac, Series 4328, Class KD, 3.00%, 8/15/43 258,127
1,212,684 Freddie Mac, Series 4427, Class KA, 2.25%, 7/15/44 1,117,365
8,950,248 Freddie Mac, Series 5300, Class AB, 5.50%, 1/25/49 8,901,333
10,862,736 Ginnie Mae, Series 154, Class GA, 6.00%, 4/20/50 11,055,606
Total (Cost $45,91,577) 44,654,061
Principal Amount Fair Value
U.S. GOVERNMENT AGENCIES — 0.29%
5,325,000
Federal Farm Credit Banks Funding Corp., 2.40% ,
3/24/36 4,115,225
Total (Cost $4,309,660) 4,115,225
Principal Amount Fair Value
U.S. TREASURY BONDS & NOTES — 14.26%
15,157,600 U.S. Treasury Note, 2.63% , 2/15/29 14,169,396
94,269,400 United States Treasury Note, 4.13% , 11/15/32
(d)
91,945,806
87,023,000 United States Treasury Bond, 2.50% , 2/15/45 60,450,391
76,831,700 United States Treasury Bond, 1.38% , 8/15/50 37,536,487
Total (Cost $206,987,518) 204,102,080

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS — 0.50%
7,184,657
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.35%
(e)
7,184,657
Total Money Market Funds
(Cost $7,184,657) $ 7,184,657
Total Investments— 99.52%
(Cost $1,468,77 0,562) 1,424,426,574
Other Assets in Excess of Liabilities — 0.48% 6,933,106
NET ASSETS — 100.00% $ 1,431,359,680
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2024. The maturity date reflected is the final maturity date.
(c) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(d) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended December 31, 2024 is $87,796,808, which represents 6.13% of net assets.
(e) Represents the current yield as of report date.
GMTN Global Medium Term Note
G.O. General Obligation
MTN Medium Term Note
STEP Step Coupon Bond

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
c
Principal Amount Fair Value
CORPORATE BONDS — 94.90%
AEROSPACE & DEFENSE — 2.87%
$ 172,000 Howmet Aerospace, Inc., 5.95%, 2/01/37 $ 178,017
160,000 RTX Corp., 4.45%, 11/16/38 142,417
268,000 Boeing Co., (The), 5.71%, 5/01/40 255,203
212,000 RTX Corp., 2.82%, 9/01/51 128,805
194,000 Lockheed Martin Corp., 4.15%, 6/15/53 155,290
205,000 L3Harris Technologies, Inc., 5.60%, 7/31/53 198,904
111,000 RTX Corp., 6.40%, 3/15/54 120,922
131,000 Boeing Co., (The), 6.86%, 5/01/54 139,504
1,319,062
ASSET MANAGEMENT — 0.92%
154,000 Blue Owl Finance LLC, Series C10, 4.13%, 10/07/51 112,359
97,000 KKR Group Finance Co X LLC, 3.25%, 12/15/51
(a)
63,441
261,000 Ares Management Corp., 5.60%, 10/11/54 248,528
424,328
AUTOMOTIVE — 0.56%
67,000 General Motors Financial Co., Inc., 6.10%, 1/07/34 68,002
241,000 Ford Motor Co., 4.75%, 1/15/43 190,187
258,189
BANKS — 8.22%
92,000 Morgan Stanley, 5.42%, 7/21/34
(b)
91,381
143,000 Morgan Stanley, 2.48%, 9/16/36 116,332
114,000 Bank of America Corp., 2.48%, 9/21/36
(b)
93,047
96,000 Fifth Third Bancorp, 8.25%, 3/01/38 115,134
219,000 Bank of America Corp., 4.24%, 4/24/38 194,953
100,000 HSBC Holdings PLC, 6.80%, 6/01/38 104,887
264,000 Morgan Stanley, 3.97%, 7/22/38 224,617
212,000 JPMorgan Chase & Co., 3.88%, 7/24/38 (TSFR3M +
162 bps) 181,018
81,000 Citigroup, Inc., 3.88%, 1/24/39 67,569
128,000 Westpac Banking Corp., 2.96%, 11/16/40 91,165
118,000 Citigroup, Inc., 5.32%, 3/26/41 113,693
365,000 JPMorgan Chase & Co., 3.11%, 4/22/41 (TSFR3M +
246 bps) 270,832
211,000 Wells Fargo & Co., 3.07%, 4/30/41
(b)
153,724
418,000 Bank of America Corp., MTN, 2.68%, 6/19/41
(b)
290,647
56,000 Citigroup, Inc., 5.88%, 1/30/42 57,265
153,000 JPMorgan Chase & Co., 3.16%, 4/22/42 112,451
204,000 Barclays PLC, 3.33%, 11/24/42 (H15T1Y + 130 bps) 147,837
200,000 UBS Group AG, 3.18%, 2/11/43
(a)
144,226
363,000 Wells Fargo & Co., 5.38%, 11/02/43 339,085
93,000 JPMorgan Chase & Co., 5.53%, 11/29/45 90,857
200,000 Lloyds Banking Group PLC, 3.37%, 12/14/46 138,488
161,000 JPMorgan Chase & Co., 4.26%, 2/22/48 133,411

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
BANKS — (continued)
$ 136,000 Charles Schwab Corp. (The), Series H, 4.00%, 12/31/49
(H15T10Y + 307.90 bps)
(b)(c)
$ 117,409
232,000 Bank of America Corp., MTN, 4.33%, 3/15/50
(TSFR3M + 178 bps) 190,182
117,000 Wells Fargo & Co., MTN, 5.01%, 4/04/51 (TSFR3M +
450 bps)
(b)
104,004
113,000 S&P Global, Inc., 3.70%, 3/01/52 84,483
3,768,697
BEVERAGES — 2.59%
170,000 Anheuser-Busch Cos. LLC, 4.70%, 2/01/36 161,155
109,000 Diageo Capital PLC, 3.88%, 4/29/43 87,001
317,000 Anheuser-Busch Cos. LLC, 4.90%, 2/01/46 288,514
200,000 Bacardi Ltd., 5.30%, 5/15/48
(a)
179,333
214,000 Constellation Brands, Inc., 3.75%, 5/01/50 157,150
96,000 PepsiCo, Inc., 2.75%, 10/21/51 59,972
194,000 PepsiCo, Inc., 4.65%, 2/15/53 169,687
86,000 Anheuser-Busch InBev Worldwide, Inc., 5.80%,
1/23/59 87,622
1,190,434
BIOTECH & PHARMA — 1.36%
110,000 Wyeth LLC, 5.95%, 4/01/37 114,871
105,000 Pfizer Investment Enterprises Pte Ltd., 5.11%, 5/19/43 98,709
200,000 Roche Holdings, Inc., 2.61%, 12/13/51
(a)
119,204
190,000 CSL Finance PLC, 4.75%, 4/27/52
(a)
164,117
136,000 CSL Finance PLC, 5.42%, 4/03/54
(a)
128,223
625,124
BIOTECHNOLOGY — 2.95%
134,000 AbbVie, Inc., 4.05%, 11/21/39 114,611
96,000 Gilead Sciences, Inc., 2.60%, 10/01/40 66,613
178,000 Amgen, Inc., 2.80%, 8/15/41 124,041
56,000 Amgen, Inc., 5.15%, 11/15/41 52,165
131,000 AbbVie, Inc., 4.40%, 11/06/42 113,563
251,000 Amgen, Inc., 5.60%, 3/02/43 244,911
117,000 Baxalta, Inc., 5.25%, 6/23/45 107,820
149,000 AbbVie, Inc., 4.45%, 5/14/46 126,820
100,000 Amgen, Inc., 5.65%, 3/02/53 96,463
114,000 Amgen, Inc., 2.77%, 9/01/53 66,497
116,000 AbbVie, Inc., 5.40%, 3/15/54 111,695
171,000 Amgen, Inc., 4.40%, 2/22/62 132,891
1,358,090
CABLE & SATELLITE — 2.13%
214,000 Time Warner Cable LLC, 6.55%, 5/01/37 206,836
103,000 Time Warner Cable LLC, 5.88%, 11/15/40 92,182
384,000 Charter Communications Operating LLC, 6.48%,
10/23/45 363,170

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
CABLE & SATELLITE — (continued)
$ 139,000 Charter Communications Operating LLC, 6.83%,
10/23/55 $ 135,438
269,000 Charter Communications Operating LLC, 4.40%,
12/01/61 179,449
977,075
CAPITAL MARKETS — 1.03%
191,000 Goldman Sachs Group, Inc. (The), 6.75%, 10/01/37 205,295
106,000 Jefferies Financial Group, Inc., 6.50%, 1/20/43 112,654
193,000 Intercontinental Exchange, Inc., 4.25%, 9/21/48 156,768
474,717
CHEMICALS — 0.39%
111,000 Dow Chemical Co. (The), 4.38%, 11/15/42 91,115
120,000 LYB International Finance III LLC, 4.20%, 5/01/50 89,554
180,669
COMMERCIAL SERVICES & SUPPLIES — 0.24%
175,000 Republic Services, Inc., 2.95%, 1/15/52 109,365
COMMUNICATIONS EQUIPMENT — 0.10%
48,000 Cisco Systems, Inc., 5.30%, 2/26/54 46,693
CONSTRUCTION MATERIALS — 0.35%
106,000 Vulcan Materials Co., 4.50%, 6/15/47 88,682
88,000 Martin Marietta Materials, Inc., 4.25%, 12/15/47 70,710
159,392
CONTAINERS & PACKAGING — 0.67%
27,000 Packaging Corp. of America, 4.05%, 12/15/49 20,750
139,000 Packaging Corp. of America, 3.05%, 10/01/51 89,307
200,000 Smurfit Kappa Treasury ULC, 5.78%, 4/03/54
(a)
197,940
307,997
DIVERSIFIED FINANCIAL SERVICES — 0.93%
156,000 Voya Financial, Inc., 4.80%, 6/15/46 133,032
140,000 Corebridge Financial, Inc., 4.40%, 4/05/52 112,648
179,000 Apollo Global Management, Inc., 5.80%, 5/21/54 179,939
425,619
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.90%
100,000 Verizon Communications, Inc., 4.40%, 11/01/34 92,673
324,000 AT&T, Inc., 4.50%, 5/15/35 299,699
197,000 Verizon Communications, Inc., 5.25%, 3/16/37 192,337
127,000 Verizon Communications, Inc., 2.65%, 11/20/40 86,939
149,000 Verizon Communications, Inc., 3.40%, 3/22/41 112,811
267,000 AT&T, Inc., 3.50%, 6/01/41 204,788
150,000 Deutsche Telekom AG, 3.63%, 1/21/50
(a)
107,540
345,000 AT&T, Inc., 3.65%, 9/15/59 229,120
547,000 AT&T, Inc., 3.85%, 6/01/60 379,170
117,000 Verizon Communications, Inc., 3.70%, 3/22/61 79,465
1,784,542

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
ELECTRIC UTILITIES — 13.81%
$ 88,000 NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/32 $ 73,394
115,000 Appalachian Power Co., 5.80%, 10/01/35 114,863
66,000 Commonwealth Edison Co., 5.90%, 3/15/36 68,824
68,000 Florida Power & Light Co., 5.85%, 5/01/37 69,311
124,000 Duke Energy Carolinas LLC, 6.10%, 6/01/37 129,096
74,000 Duke Energy Florida LLC, 6.35%, 9/15/37 78,697
140,000 Public Service Electric & Gas Co., MTN, 5.38%,
11/01/39 138,235
107,000 Massachusetts Electric Co., 5.90%, 11/15/39
(a)
106,347
65,000 Puget Sound Energy, Inc., 5.64%, 4/15/41 63,869
160,000 Florida Power & Light Co., 4.13%, 2/01/42 133,715
161,000 Virginia Electric and Power Co., 4.00%, 1/15/43 128,269
110,000 MidAmerican Energy Co., 4.80%, 9/15/43 98,957
184,000 Consolidated Edison Co. of New York, Inc., 4.45%,
3/15/44 157,308
76,000 Exelon Corp., 5.10%, 6/15/45 68,877
125,000 Exelon Corp., 4.45%, 4/15/46 104,155
271,000 Duke Energy Indiana LLC, 3.75%, 5/15/46 202,250
120,000 Duke Energy Ohio, Inc., 3.70%, 6/15/46 88,659
156,000 FirstEnergy Corp., 4.85%, 7/15/47 133,048
118,000 DTE Electric Co., 3.75%, 8/15/47 88,902
100,000 Alabama Power Co., 3.70%, 12/01/47
(d)
74,705
113,000 Connecticut Light and Power Co. (The), 4.00%, 4/01/48 88,717
79,000 Consolidated Edison Co. of New York, Inc., 4.65%,
12/01/48 67,621
83,000 CenterPoint Energy Houston Electric LLC, 4.25%,
2/01/49 67,055
80,000 FirstEnergy Transmission LLC, 4.55%, 4/01/49
(a)
67,063
141,000 San Diego Gas & Electric Co., 4.10%, 6/15/49 110,605
279,000 Entergy Texas, Inc., 3.55%, 9/30/49 196,471
137,000 Union Electric Co., 3.25%, 10/01/49 94,536
197,000 Xcel Energy, Inc., 3.50%, 12/01/49 135,770
332,000 Georgia Power Co., 3.70%, 1/30/50 244,138
172,000 AEP Transmission Co. LLC, 3.65%, 4/01/50
(d)
124,434
132,000 San Diego Gas & Electric Co., 3.32%, 4/15/50 89,279
161,000 Baltimore Gas and Electric Co., 2.90%, 6/15/50 100,700
266,000 CenterPoint Energy Houston Electric LLC, 2.90%,
7/01/50
(d)
166,957
113,000 Berkshire Hathaway Energy Co., 4.25%, 10/15/50 89,346
178,000 Duke Energy Progress LLC, 2.90%, 8/15/51 110,212
320,000 PECO Energy Co., 2.85%, 9/15/51 198,651
151,000 Puget Sound Energy, Inc., 2.89%, 9/15/51 92,343
182,000 DTE Electric Co., 3.65%, 3/01/52 133,374
118,000 Northern States Power Co., 3.20%, 4/01/52 79,276
55,000 Northern States Power Co., 4.50%, 6/01/52 46,235

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
ELECTRIC UTILITIES — (continued)
$ 109,000 MidAmerican Energy Co., 2.70%, 8/01/52 $ 66,068
178,000 Duke Energy Corp., 5.00%, 8/15/52 155,582
109,000 Oncor Electric Delivery Co. LLC, 4.95%, 9/15/52 97,523
93,000 Duke Energy Carolinas LLC, 5.35%, 1/15/53 88,574
204,000 Southern California Edison Co., 5.70%, 3/01/53 198,652
70,000 Union Electric Co., 5.45%, 3/15/53 67,111
150,000 Indiana Michigan Power Co., 5.63%, 4/01/53 146,368
80,000 Berkshire Hathaway Energy Co., 4.60%, 5/01/53 66,482
95,000 Public Service Electric and Gas Co., 5.45%, 8/01/53 92,861
81,000 Entergy Texas, Inc., 5.80%, 9/01/53 81,165
92,000 Duke Energy Corp., 6.10%, 9/15/53 93,568
68,000 Southern California Edison Co., 5.88%, 12/01/53 67,641
69,000 Duke Energy Carolinas LLC, 5.40%, 1/15/54 66,405
162,000 NextEra Energy Capital Holdings, Inc., 5.55%, 3/15/54 155,391
158,000 Entergy Louisiana LLC, 5.70%, 3/15/54 156,264
68,000 Southern California Edison Co., 5.75%, 4/15/54 66,857
116,000 Dominion Energy, Inc., 6.63%, 5/15/55 (H15T5Y +
220.70 bps)
(b)
117,932
145,000 Dominion Energy South Carolina, Inc., 5.10%, 6/01/65 129,875
6,338,583
ENERGY EQUIPMENT & SERVICES — 0.39%
84,000 Halliburton Co., 4.85%, 11/15/35 79,863
111,000 Halliburton Co., 5.00%, 11/15/45 99,198
179,061
ENTERTAINMENT CONTENT — 0.46%
180,000 Warnermedia Holdings, Inc., 5.05%, 3/15/42 144,986
87,000 Warnermedia Holdings, Inc., 5.14%, 3/15/52 64,949
209,935
EQUITY REAL ESTATE -INVESTMENT TRUSTS -(REITS) — 0.29%
198,000 NNN REIT, Inc., 3.50%, 4/15/51 134,073
FINANCIAL SERVICES — 1.22%
97,000 Blackstone Holdings Finance Co. LLC, 6.25%,
8/15/42
(a)
98,681
95,000 Carlyle Holdings II Finance LLC, 5.63%, 3/30/43
(a)
91,563
125,000 KKR Group Finance Co. III LLC, 5.13%, 6/01/44
(a)
114,299
200,000 UBS Group AG, 5.38%, 9/06/45 (USISSO01 + 186
bps)
(a)
190,744
37,000 BlackRock Funding, Inc., 5.25%, 3/14/54 35,009
33,000 BlackRock Funding, Inc., 5.35%, 1/08/55 31,563
561,859
FOOD — 1.28%
225,000 Kraft Heinz Foods Co., 6.88%, 1/26/39 248,180
150,000 Nestle Holdings, Inc., 2.50%, 9/14/41
(a)
101,821
96,000 Cargill, Inc., 4.76%, 11/23/45
(a)
85,002

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
FOOD — (continued)
$ 105,000 Kraft Heinz Foods Co., 4.88%, 10/01/49 $ 89,887
76,000 Cargill, Inc., 4.38%, 4/22/52
(a)
62,755
587,645
FOOD & STAPLES RETAILING — 0.24%
157,000 Kenvue, Inc., 2.50%, 9/22/41 108,157
GAS & WATER UTILITIES — 0.44%
309,000 Southern Co Gas Capital Corp., 3.15%, 9/30/51 199,911
GAS UTILITIES — 0.16%
88,000 Atmos Energy Corp., 4.13%, 10/15/44 71,712
HEALTH CARE EQUIPMENT & SUPPLIES — 0.54%
84,000 Stryker Corp., 4.63%, 3/15/46 72,819
70,000 Abbott Laboratories, 4.90%, 11/30/46
(d)
65,410
100,000 GE HealthCare Technologies, Inc., 6.38%, 11/22/52 107,609
245,838
HEALTH CARE FACILITIES & SERVICES — 0.81%
169,000 HCA, Inc., 5.50%, 6/15/47 153,930
162,000 HCA, Inc., 3.50%, 7/15/51 104,962
116,000 HCA, Inc., 6.00%, 4/01/54 110,668
369,560
HEALTH CARE PROVIDERS & SERVICES — 1.36%
76,000 Cigna Group (The), 4.80%, 8/15/38 68,922
226,000 UnitedHealth Group, Inc., 3.50%, 8/15/39 178,812
154,000 UnitedHealth Group, Inc., 3.75%, 10/15/47 114,920
194,000 Elevance Health, Inc., 4.38%, 12/01/47 156,703
123,000 UnitedHealth Group, Inc., 4.95%, 5/15/62 106,175
625,532
HOTELS, RESTAURANTS & LEISURE — 0.97%
173,000 McDonald's Corp., 4.88%, 12/09/45 155,747
185,000 McDonald's Corp., 3.63%, 9/01/49 133,560
224,000 Starbucks Corp., 3.50%, 11/15/50 155,095
444,402
INDEPENDENT POWER/RENEWABLE ELECTRICITY PRODUCERS — 0.13%
70,000 Tennessee Valley Authority, 4.25%, 9/15/52 60,164
INSURANCE — 5.94%
52,000 Enstar Group Ltd., 3.10%, 9/01/31 44,478
119,000 SBL Holdings, Inc., 7.20%, 10/30/34
(a)
115,765
133,000 New York Life Insurance Co., 6.75%, 11/15/39
(a)
147,503
57,000 Transatlantic Holdings, Inc., 8.00%, 11/30/39 70,370
123,000 Enstar Finance LLC, 5.50%, 1/15/42 (H15T5Y +
400.60 bps)
(b)
117,452
76,000 Securian Financial Group, Inc., 4.80%, 4/15/48
(a)
64,131
76,000 Berkshire Hathaway Finance Corp., 4.20%, 8/15/48 62,976
100,000 Nationwide Mutual Insurance Co., 4.35%, 4/30/50
(a)
74,886

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
INSURANCE — (continued)
$ 154,000 New York Life Insurance Co., 3.75%, 5/15/50
(a)
$ 112,134
132,000 Pacific LifeCorp, 3.35%, 9/15/50
(a)
87,789
130,000 Prudential Financial, Inc., 3.70%, 10/01/50 (H15T5Y +
303.50 bps) 115,652
162,000 Northwestern Mutual Life Insurance Co. (The), 3.45%,
3/30/51
(a)
111,358
96,000 Fidelity National Financial, Inc., 3.20%, 9/17/51 59,213
197,000 Global Atlantic Fin Co., 4.70%, 10/15/51 (H15T5Y +
379.60 bps)
(a)(b)
190,257
60,000 Berkshire Hathaway Finance Corp., 3.85%, 3/15/52 45,464
185,000 Athene Holding Ltd., 3.45%, 5/15/52 119,309
113,000 Aon North America, Inc., 5.75%, 3/01/54 110,559
147,000 Global Atlantic Fin Co., 6.75%, 3/15/54
(a)
149,411
201,000 Athene Holding Ltd., 6.25%, 4/01/54 201,890
200,000 Nippon Life Insurance Co., 5.95%, 4/16/54
(a)
201,641
117,000 Corebridge Financial, Inc., 6.38%, 9/15/54 (H15T5Y +
264.60 bps)
(b)
116,360
165,000 Athene Holding Ltd., 6.63%, 10/15/54 164,077
150,000 W R Berkley Corp., 3.15%, 9/30/61 88,407
76,000 Guardian Life Insurance Co. of America (The), 4.88%,
6/19/64
(a)
64,269
115,000 New York Life Insurance Co., 4.45%, 5/15/69
(a)
89,022
2,724,373
INTERACTIVE MEDIA & SERVICES — 0.63%
183,000 Meta Platforms, Inc., 4.45%, 8/15/52 154,495
48,000 Meta Platforms, Inc., 5.40%, 8/15/54 46,514
89,000 Meta Platforms, Inc., 5.75%, 5/15/63 90,022
291,031
INTERNET & DIRECT MARKETING RETAIL — 0.81%
225,000 Amazon.com, Inc., 2.50%, 6/03/50 134,466
411,000 Amazon.com, Inc., 2.70%, 6/03/60 236,249
370,715
IT SERVICES — 0.73%
129,000 Visa, Inc., 4.30%, 12/14/45 110,473
272,000 Fiserv, Inc., 4.40%, 7/01/49 222,409
332,882
MACHINERY — 0.58%
108,000 Deere & Co., 3.90%, 6/09/42 90,473
111,000 Caterpillar, Inc., 3.80%, 8/15/42 90,275
87,000 Cummins, Inc., 5.45%, 2/20/54 84,793
265,541
MEDIA — 1.07%
180,000 Comcast Corp., 3.25%, 11/01/39 136,527
182,000 Comcast Corp., 2.80%, 1/15/51 108,548
117,000 Comcast Corp., 2.89%, 11/01/51 70,505

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
MEDIA — (continued)
$ 190,000 Comcast Corp., 5.50%, 5/15/64 $ 177,499
493,079
METALS & MINING — 0.93%
100,000 Newmont Corp., 4.88%, 3/15/42 91,436
142,000 Southern Copper Corp., 5.88%, 4/23/45 138,647
169,000 Steel Dynamics, Inc., 3.25%, 10/15/50 111,160
145,000 Nucor Corp., 2.98%, 12/15/55 86,258
427,501
MULTI-UTILITIES — 1.43%
273,000 Sempra, 3.80%, 2/01/38 225,735
55,000 Dominion Energy, Inc., 3.30%, 4/15/41 40,539
95,000 CMS Energy Corp., 4.70%, 3/31/43 80,882
117,000 NiSource, Inc., 4.80%, 2/15/44 103,309
147,000 CMS Energy Corp., 3.75%, 12/01/50 128,014
93,000 Dominion Energy, Inc., 4.85%, 8/15/52 79,975
658,454
OIL & GAS PRODUCERS — 5.77%
89,000 TransCanada PipeLines Ltd., 6.20%, 10/15/37 91,752
116,000 Shell International Finance BV, 6.38%, 12/15/38 126,295
110,000 Enterprise Products Operating LLC, 6.13%, 10/15/39 114,289
100,000 Cheniere Corpus Christi Holdings LLC, 2.74%,
12/31/39 79,707
84,000 Enterprise Products Operating LLC, 6.45%, 9/01/40 90,480
186,000 BP Capital Markets America, Inc., 3.06%, 6/17/41 134,323
105,000 Shell Finance US, Inc., 4.55%, 8/12/43 91,841
80,000 Eastern Gas Transmission & Storage, Inc., 4.80%,
11/01/43 70,002
169,000 DCP Midstream Operating LP, 5.60%, 4/01/44 157,941
109,000 Plains All American Pipeline LP/PAA Finance Corp.,
4.70%, 6/15/44 90,019
108,000 Marathon Petroleum Corp., 4.75%, 9/15/44 89,717
244,000 Apache Corp., 5.35%, 7/01/49 203,718
227,000 Enterprise Products Operating LLC, 3.30%, 2/15/53 149,507
212,000 Woodside Finance Ltd., 5.70%, 9/12/54 198,074
300,000 Aker BP ASA, 5.80%, 10/01/54
(a)
272,287
80,000 ConocoPhillips Co., 4.03%, 3/15/62 57,879
200,000 Saudi Arabian Oil Co., 5.88%, 7/17/64
(a)
186,516
167,000 TotalEnergies Capital SA, 5.43%, 9/10/64 155,057
306,000 ONEOK, Inc., 5.85%, 11/01/64 287,501
2,646,905
OIL, GAS & CONSUMABLE FUELS — 6.30%
100,000 TransCanada PipeLines Ltd., 4.63%, 3/01/34 93,056
209,000 MPLX LP, 4.50%, 4/15/38 182,215
85,000 Energy Transfer LP, 7.50%, 7/01/38 96,240
336,000 Exxon Mobil Corp., 4.23%, 3/19/40 295,050

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
OIL, GAS & CONSUMABLE FUELS — (continued)
$ 73,000 Williams Cos., Inc. (The), 6.30%, 4/15/40 $ 76,082
85,000 Equinor ASA, 5.10%, 8/17/40 81,943
138,000 Hess Corp., 5.60%, 2/15/41 136,403
158,000 Kinder Morgan Energy Partners LP, 5.63%, 9/01/41 149,074
132,000 Apache Corp., 5.25%, 2/01/42 114,448
211,000 Energy Transfer LP, 5.00%, 5/15/44 182,044
88,000 Spectra Energy Partners LP, 4.50%, 3/15/45 72,428
126,000 Energy Transfer LP, 5.35%, 5/15/45 113,551
72,000 Kinder Morgan, Inc., 5.55%, 6/01/45 67,274
153,000 MPLX LP, 5.20%, 12/01/47 135,410
82,000 MPLX LP, 4.70%, 4/15/48 67,284
63,000 Energy Transfer LP, 5.00%, 5/15/50 53,522
69,000 ONEOK, Inc., 7.15%, 1/15/51 75,003
80,000 MPLX LP, 4.95%, 3/14/52 67,349
88,000 Diamondback Energy, Inc., 4.25%, 3/15/52 66,565
132,000 Targa Resources Corp., 6.25%, 7/01/52 131,912
88,000 Kinder Morgan, Inc., 5.45%, 8/01/52 80,431
205,000 Ovintiv, Inc., 7.10%, 7/15/53 217,954
89,000 ONEOK, Inc., 6.63%, 9/01/53 93,683
70,000 Energy Transfer LP, 5.95%, 5/15/54 67,672
189,000 Diamondback Energy, Inc., 5.90%, 4/18/64 177,475
2,894,068
PERSONAL PRODUCTS — 0.29%
144,000 Kenvue, Inc., 5.05%, 3/22/53 133,678
PHARMACEUTICALS — 1.09%
158,000 Bristol-Myers Squibb Co., 2.35%, 11/13/40 104,990
96,000 Zoetis, Inc., 4.70%, 2/01/43 85,420
31,000 Bristol-Myers Squibb Co., 5.50%, 2/22/44 30,823
166,000 Bristol-Myers Squibb Co., 4.25%, 10/26/49 134,344
154,000 Bristol-Myers Squibb Co., 2.55%, 11/13/50 89,247
88,000 Merck & Co., Inc., 2.75%, 12/10/51 53,429
498,253
REIT — 2.42%
157,000 American Tower Trust #1, Series 2018-1, Class A,
3.65%, 3/23/28
(a)
149,647
113,000 UDR, Inc., 3.10%, 11/01/34 92,053
150,000 Kimco Realty OP LLC, 4.25%, 4/01/45 121,510
88,000 Simon Property Group LP, 3.25%, 9/13/49 59,207
131,000 American Tower Corp., 3.70%, 10/15/49 95,022
182,000 Alexandria Real Estate Equities, Inc., 3.00%, 5/18/51 111,596
40,000 Mid-America Apartments LP, 2.88%, 9/15/51 24,722
201,000 American Homes 4 Rent LP, 4.30%, 4/15/52 156,751
71,000 Prologis LP, 5.25%, 6/15/53 66,361
70,000 Public Storage Operating Co., 5.35%, 8/01/53 66,654

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
REIT — (continued)
$ 77,000 VICI Properties LP, 6.13%, 4/01/54 $ 76,505
94,000 Realty Income Corp., 5.38%, 9/01/54 89,373
1,109,401
RETAIL - DISCRETIONARY — 0.24%
110,000 ERAC USA Finance LLC, 5.63%, 3/15/42
(a)
109,413
ROAD & RAIL — 1.41%
92,000 CSX Corp., 6.00%, 10/01/36 96,557
105,000 Union Pacific Corp., 3.60%, 9/15/37 88,135
31,000 Union Pacific Corp., 3.38%, 2/14/42 23,600
76,000 Norfolk Southern Corp., 3.95%, 10/01/42 61,103
87,000 CSX Corp., 4.30%, 3/01/48 71,727
56,000 Norfolk Southern Corp., 3.40%, 11/01/49 38,760
245,000 Union Pacific Corp., 2.95%, 3/10/52 154,980
133,000 CSX Corp., 4.50%, 11/15/52 112,341
647,203
SEMICONDUCTORS — 0.66%
126,000 NXP BV / NXP Funding LLC / NXP USA, Inc., 5.00%,
1/15/33 122,638
177,000 Foundry JV Holdco LLC, 6.40%, 1/25/38
(a)
178,899
301,537
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.34%
145,000 Broadcom, Inc., 3.47%, 4/15/34
(a)
125,704
205,000 Broadcom, Inc., 3.50%, 2/15/41
(a)
160,158
201,000 Lam Research Corp., 2.88%, 6/15/50 127,195
123,000 Broadcom, Inc., 3.75%, 2/15/51
(a)
91,704
122,000 KLA Corp., 4.95%, 7/15/52 111,049
615,810
SOFTWARE — 3.07%
138,000 Oracle Corp., 3.80%, 11/15/37 115,317
291,000 Oracle Corp., 3.65%, 3/25/41 227,144
145,000 Oracle Corp., 4.00%, 7/15/46 111,708
128,000 Oracle Corp., 3.60%, 4/01/50 89,756
110,000 Microsoft Corp., 2.53%, 6/01/50 67,898
177,000 Microsoft Corp., 2.50%, 9/15/50 107,278
121,000 Oracle Corp., 3.95%, 3/25/51 89,699
173,000 Salesforce, Inc., 2.90%, 7/15/51 110,764
101,000 Oracle Corp., 6.90%, 11/09/52 113,344
86,000 Oracle Corp., 4.38%, 5/15/55 67,412
129,000 Oracle Corp., 3.85%, 4/01/60 88,790
380,000 Microsoft Corp., 2.68%, 6/01/60 223,435
1,412,545
SPECIALTY FINANCE — 0.77%
450,000 AerCap Ireland Capital DAC, 3.85%, 10/29/41 352,766

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
SPECIALTY RETAIL — 1.22%
$ 117,000 Lowe's Cos, Inc., 5.00%, 4/15/40 $ 109,474
141,000 Home Depot, Inc. (The), 3.13%, 12/15/49 94,551
262,000 Lowe's Cos, Inc., 3.50%, 4/01/51 178,973
291,000 Home Depot, Inc. (The), 2.75%, 9/15/51 177,697
560,695
TECHNOLOGY HARDWARE — 0.36%
79,000 Dell International LLC / EMC Corp., 5.40%, 4/15/34 78,830
130,000 Dell International LLC / EMC Corp., 3.45%, 12/15/51 88,340
167,170
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.56%
191,000 Apple, Inc., 3.85%, 5/04/43 158,430
120,000 Hewlett Packard Enterprise Co., 6.35%, 10/15/45 124,979
88,000 Apple, Inc., 3.85%, 8/04/46 71,040
180,000 Apple, Inc., 2.65%, 5/11/50 112,211
248,000 Apple, Inc., 2.70%, 8/05/51 154,949
116,000 Apple, Inc., 3.95%, 8/08/52 92,445
714,054
TELECOMMUNICATIONS — 1.89%
262,000 T-Mobile USA, Inc., 4.38%, 4/15/40 227,276
101,000 Telefonica Emisiones SA, 5.21%, 3/08/47 89,947
159,000 T-Mobile USA, Inc., 5.65%, 1/15/53 154,236
169,000 T-Mobile USA, Inc., 3.60%, 11/15/60 111,925
296,000 T-Mobile USA, Inc., 5.80%, 9/15/62 286,174
869,558
TOBACCO — 0.74%
294,000 Philip Morris International, Inc., 4.38%, 11/15/41 250,394
123,000 Altria Group, Inc., 3.88%, 9/16/46 89,244
339,638
TOBACCO & CANNABIS — 0.71%
69,000 BAT Capital Corp., 4.39%, 8/15/37 59,588
141,000 BAT Capital Corp., 4.54%, 8/15/47 112,113
142,000 BAT Capital Corp., 7.08%, 8/02/53 155,832
327,533
TRANSPORTATION & LOGISTICS — 0.94%
77,258 Polar Tankers, Inc., 5.95%, 5/10/37
(a)
79,596
88,000 Burlington Northern Santa Fe LLC, 4.95%, 9/15/41 81,978
172,000 Burlington Northern Santa Fe LLC, 4.90%, 4/01/44 157,749
119,000 Burlington Northern Santa Fe LLC, 5.20%, 4/15/54 112,237
431,560
WIRELESS TELECOMMUNICATION SERVICES — 0.69%
200,000 America Movil SAB de CV, 6.13%, 3/30/40 205,311
145,000 Vodafone Group PLC, 4.25%, 9/17/50 112,764
318,075
Total (Cost $47,518,251) 43,559,863

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
U.S. TREASURY BONDS & NOTES — 3.37%
$ 578,800
United States Treasury Bond, 2.00% , 11/15/41 $ 389,085
1,666,100
United States Treasury Bond, 2.50% , 2/15/45 1,157,354
Total (Cost $1,589,810) 1,546,439
Shares Fair Value
MONEY MARKET FUNDS — 0.70%
322,880 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.35%
(e)
322,880
Total Money Market Funds
(Cost $322,880) 322,880
Total Investments— 98.97%
(Cost $49,430,941) 45,429,182
Other Assets in Excess of Liabilities — 1.03% 474,667
NET ASSETS — 100.00% $ 45,903,849
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2024. The maturity date reflected is the final maturity date.
(c) Security is perpetual in nature and has no stated maturity date.
(d) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended December 31, 2024 is $254,144, which represents 0.6% of net assets.
(e) Represents the current yield as of report date.
MTN Medium Term Note

Sterling Capital Quality Income Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — 0.16%
REIT — 0.16%
$ 250,000 American Tower Trust #1, Series 2018-1, Class A,
3.65%, 3/23/28
(a)(b)
$ 238,292
Total (Cost $250,000) 238,292
Principal Amount Fair Value
ASSET BACKED SECURITIES — 9.03%
64,597 Enterprise Fleet Financing LLC, Series 21-1 , Class A3,
0.70%, 12/21/26
(a)
63,902
509,000 Carvana Auto Receivables Trust, Series P2 , Class B,
1.27%, 3/10/27 489,236
600,000 Carvana Auto Receivables Trust, Series P3 , Class B,
1.42%, 8/10/27 563,085
309,000
BANK5 Trust, Series 2024-5YR5 , 6.27%, 2/15/29 316,936
1,250,000 Avis Budget Rental Car Funding AESOP LLC, Series
4A , Class A, 5.49%, 6/20/29
(a)
1,269,470
544,000 Enterprise Fleet Financing, Series 1 , Class A3, 5.42%,
10/22/29
(a)
550,855
415,000 OneMain Direct Auto Receivables Trust, Series 1A ,
Class A, 5.41%, 11/14/29
(a)
419,306
1,000,000 Avis Budget Rental Car Funding AESOP LLC, Series
8A , Class A, 6.02%, 2/20/30
(a)
1,036,695
23,733 ARI Fleet Lease Trust, Series A , Class A3, 0.68%,
3/15/30
(a)
23,707
1,000,000 Hertz Vehicle Financing III LLC, Series 4A , Class A,
6.15%, 3/25/30
(a)
1,027,823
32,389 United States Small Business Administration, Series
20D , Class 1, 4.36%, 4/01/30
(b)
31,527
994,000 Hertz Vehicle Financing III LLC, Series 2A , Class A,
5.48%, 1/27/31
(a)
1,000,539
200,000 BANK Trust, Series 2024-BNK48 , Class A5, 5.05%,
9/15/34 196,908
200,000 BANK Trust, Series 2024-BNK48 , Class AS, 5.36%,
10/15/34 196,858
93,809 Saxon Asset Securities Trust, Series 3 , Class M1,
5.35%, 12/26/34 (TSFR1M + 101 bps)
(c)
90,072
480,000 OneMain Financial Issuance Trust, Series 1A , Class
A1, 1.55%, 6/16/36
(a)(b)
449,548
630,000 OneMain Financial Issuance Trust, Series 2A , Class A,
3.14%, 10/14/36
(a)(b)
602,706
195,000 OPG Trust, Series 2021-PORT , Class C, 5.34%,
10/15/36
(a)
194,025
232,466 BX Trust, Series 2021-RISE , Class C, 5.96%,
11/15/36
(a)
230,286

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 823,159 Wheels Fleet Lease Funding 1 LLC, Series 2A , Class
A, 6.46%, 8/18/38
(a)
$ 838,596
1,637,666 Hilton Grand Vacations Trust, Series 2024-3A , Class
A, 4.98%, 8/27/40
(a)
1,639,282
641,932 Sierra Timeshare Receivables Funding LLC, Series 3A ,
Class A, 4.83%, 8/20/41
(a)
638,345
1,062,225
MVW LLC, Series 2024-2 , Class A, 4.43%, 3/20/42
(a)
1,039,957
195,692 SoFi Professional Loan Program Trust, Series A , Class
A2FX, 2.54%, 5/15/46
(a)(b)
186,205
252,000 BANK5 Trust, Series 2024-5YR6 , Class A3, 6.23%,
5/15/57 261,861
240,000 BANK5 Trust, Series 2024-5YR6 , Class AS, 6.79%,
5/15/57 251,238
Total (Cost $13,773,454) 13,608,968
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.64%
323,081
FRESB Mortgage Trust, Series 2017-SB36, Class
A10F, 2.88%, 7/25/27
(b)
309,950
85,000
Benchmark Mortgage Trust, Series V6, Class A3,
5.93%, 3/15/29 87,345
553,000
Benchmark Mortgage Trust, Series V6, Class AS,
6.38%, 3/15/29 570,603
140,000
Freddie Mac Multifamily Structured Pass Through,
Series K159, Class A2, 3.95%, 11/25/30
(d)
134,158
17,626
CSFB Mortgage-Backed Pass-Through Certificates,
Series 1, Class 2A1, 6.50%, 2/25/34 17,649
23,289
CHL Mortgage Pass-Through Trust, Series 3, Class A4,
5.75%, 4/25/34 22,565
9,011
Citigroup Mortgage Loan Trust, Inc., Series NCM2,
Class 3CB2, 6.50%, 9/01/34 8,981
1,000,000
Freddie Mac Multifamily Structured Pass Through,
Series K1522, Class A2, 2.36%, 10/25/36 760,519
1
Citicorp Residential Mortgage Trust, STEP, Series
2007-2, Class A6, 6.77%, 6/25/37 1
250,708
ELP Commercial Mortgage Trust, Series 2021-ELP,
Class C, 5.83%, 11/15/38
(a)
250,395
239,840
BX Commercial Mortgage Trust, Series 2021-ACNT,
Class C, 6.01%, 11/15/38
(a)
239,243
232,582
SMR Mortgage Trust, Series 2022-IND, Class A,
6.05%, 2/15/39
(a)
229,753
4,492
GS Mortgage Securities Trust, Series 2010-C1, Class B,
5.15%, 8/10/43
(a)
4,483
87,908
JP Morgan Chase Commercial Mortgage, Series C3,
Class B, 5.01%, 2/15/46
(a)(c)
83,133

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
38,289 COMM Mortgage Trust, 3.69%, 8/10/47 37,714
3,765 GS Mortgage Securities Trust, 3.93%, 9/01/47 3,743
500,000
CSAIL Commercial Mortgage Trust, Series 2015-C3,
Class A4, 3.72%, 8/15/48
(b)
495,955
644,000
Wells Fargo Commercial Mortgage Trust, Series P2,
Class A4, 3.81%, 12/15/48 637,306
500,000
GS Mortgage Securities Trust, Series 2016-GS4, Class
A4, 3.44%, 11/10/49
(b)
485,931
589,000
CD Mortgage Trust, Series 2016-CD2, Class A4,
3.53%, 11/10/49
(b)
564,571
185,000
JP Morgan Chase Commercial Mortgage, Series JP4,
Class A4, 3.65%, 12/15/49 179,755
500,000
Morgan Stanley Bank of America Merrill Lynch Trust,
Series C32, Class A4, 3.72%, 12/15/49
(b)
486,184
50,000
Wells Fargo Commercial Mortgage Trust, Series C37,
Class A5, 3.79%, 12/15/49 48,918
700,000
CD Mortgage Trust, Series 2017-CD3, Class A4,
3.63%, 2/10/50 661,251
250,000
COMM Mortgage Trust, Series COR2, Class A3,
3.51%, 9/10/50
(b)
237,618
300,000
Wells Fargo Commercial Mortgage Trust, Series C40,
Class A4, 3.58%, 10/15/50 288,434
435,000
Morgan Stanley Capital I Trust, Series H3, Class A5,
4.18%, 7/15/51 422,243
325,000
BBCMS Mortgage Trust, Series C7, Class A5, 2.04%,
4/15/53 278,673
64,000
GS Mortgage Securities Trust, Series GC47, Class A5,
2.38%, 5/12/53 55,458
220,800
Wells Fargo Commercial Mortgage Trust, Series C56,
Class A5, 2.45%, 6/15/53 192,658
589,492
Benchmark Mortgage Trust, Series B18, Class A5,
1.93%, 7/15/53 493,176
659,333
Morgan Stanley Capital I Trust, Series HR8, Class A4,
2.04%, 7/15/53 560,499
300,000
Wells Fargo Commercial Mortgage Trust, Series C58,
Class A4, 2.09%, 7/15/53 252,630
500,000
Wells Fargo Commercial Mortgage Trust, Series C57,
Class A4, 2.12%, 8/15/53 430,161
250,000
BANK Trust, Series 2020-BNK29, Class A4, 2.00%,
11/15/53 205,492
500,000
GS Mortgage Securities Trust, Series GSA2, Class A5,
2.01%, 12/12/53
(b)
411,983
1,250,000
Benchmark Mortgage Trust, Series B21, Class A5,
1.98%, 12/17/53
(b)
1,041,060

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
100,000
CFCRE Commercial Mortgage Trust, Series C7, Class
A3, 3.84%, 12/10/54 97,238
80,000
Benchmark Mortgage Trust, Series V2, Class AS,
6.54%, 5/15/55 82,504
209,000
Benchmark Mortgage Trust, Series 2024-V7, Class A3,
6.23%, 5/15/56 217,243
167,000
Benchmark Mortgage Trust, Series 2024-V7, Class AS,
6.53%, 5/15/56 173,157
1,000,000
BANK5 Trust, Series 2023-5YR4, Class AS, 7.27%,
12/15/56 1,058,873
220,000
Benchmark Mortgage Trust, Series V5, Class A3,
5.81%, 1/10/57 225,448
75,000
BBCMS Mortgage Trust, Series 5C25, Class A3,
5.95%, 3/15/57 77,283
51,000
BBCMS Mortgage Trust, Series 5C25, Class AS,
6.36%, 3/15/57 52,631
465,000
BBCMS Mortgage Trust, Series 2024-C26, Class A5,
5.83%, 5/15/57 485,348
185,000
BMO Mortgage Trust, Series 2024-C9, Class A5,
5.76%, 7/15/57 191,386
156,000
BMO Mortgage Trust, Series 2024-C9, Class AS,
6.13%, 7/15/57 161,928
10,331
WFRBS Commercial Mortgage Trust, Series C23,
Class A5, 3.92%, 10/15/57 10,296
1,000,000
BMO Mortgage Trust, Series 2024-C10, Class A5,
5.48%, 11/15/57 1,015,700
500,000
BMO Mortgage Trust, Series 2024-C10, Class AS,
5.73%, 11/15/57 503,453
500,000
Citigroup Commercial Mortgage Trust, Series GC33,
Class A4, 3.78%, 9/10/58 494,610
Total (Cost $17,316,267) $ 16,037,289
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 28.90%
211,575
Fannie Mae, Series 2013-91, Class DV, 3.00%,
10/25/26 208,807
215,000 Freddie Mac, Series 4097, Class CU, 1.50%, 8/15/27 203,804
488,150 Freddie Mac, Series 4136, Class HZ, 3.50%, 11/15/27 478,934
337,815 Ginnie Mae, Series 79, Class V, 2.80%, 3/16/29 319,462
161,221 Freddie Mac, Series 219, –%, 3/01/32 143,153
49,630 Freddie Mac, Series 2485, Class WG, 6.00%, 8/15/32 51,015
119,000 Freddie Mac, Series 4160, Class HH, 2.50%, 12/15/32
(b)
109,752
121,626 Fannie Mae, Series 2003-21, Class OW, 4.00%, 3/25/33 116,564

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
31,320 Fannie Mae, Series 2003-19, Class AR, 5.50%, 3/25/33 31,861
118,352 Freddie Mac, Series 2768, Class PC, 4.00%, 3/15/34 112,430
44,638 Ginnie Mae, Series 2004-69, Class GC, 5.50%, 4/20/34 45,238
123,693 Freddie Mac, Series 3042, Class PZ, 5.75%, 9/15/35 125,042
357,289 Ginnie Mae, Series 2005-60, Class WZ, 5.50%, 9/20/35 362,390
835,034 Freddie Mac, Series 236, –%, 4/01/36 673,459
597,657 Fannie Mae, Series 59, Class DH, 6.50%, 7/25/36 626,596
157,370
Ginnie Mae, Series 2007-57, Class ZA, 5.75%,
10/20/37 157,857
643,551 Fannie Mae, Series 2008-2, Class PH, 5.50%, 2/25/38 640,967
68,180 Freddie Mac, Series 3440, Class EM, 5.00%, 4/15/38 68,594
527,000 Fannie Mae, Series 2009-28, Class HX, 5.00%, 5/25/39 516,532
98,175 Freddie Mac, Series 3816, Class HM, 4.50%, 5/15/40 97,123
500,000 Freddie Mac, Series 3714, Class PB, 4.75%, 8/15/40
(b)
482,081
1,000,000 Ginnie Mae, Series 81, Class AL, 4.50%, 8/20/40 952,840
23,141 Fannie Mae, Series 74, Class QM, 4.50%, 11/25/40 23,028
1,860 Freddie Mac, Series 3803, Class PJ, 4.25%, 1/15/41 1,852
825,833
Fannie Mae, Series 2010-150, Class YL, 4.00%,
1/25/41 726,160
200,000 Freddie Mac, Series 3815, Class TB, 4.50%, 2/15/41 187,354
52,741 Freddie Mac, Series 4215, Class LD, 2.00%, 7/15/41 50,798
981,005 Freddie Mac, Series 3895, Class PW, 4.50%, 7/15/41 945,420
750,000
Ginnie Mae, Series 2011-135, Class PG, 3.00%,
10/16/41 641,359
27,892 Freddie Mac, Series 4293, Class MH, 3.00%, 12/15/41 26,541
906,057
Fannie Mae, Series 2011-131, Class PB, 4.50%,
12/25/41 878,480
267,379 Freddie Mac, Series 4094, Class ME, 2.50%, 8/15/42 230,947
460,000 Freddie Mac, Series 4088, Class CD, 3.00%, 8/15/42 363,460
1,526,442 Freddie Mac, Series 5427, Class HZ, 3.50%, 8/15/42 1,226,400
628,000 Freddie Mac, Series 4135, Class AY, 2.00%, 11/15/42 489,842
724,000 Freddie Mac, Series 4125, Class JC, 2.50%, 11/15/42 545,216
106,599 Freddie Mac, Series 4173, Class NB, 3.00%, 3/15/43 94,812
81,639 Freddie Mac, Series 4352, Class ZX, 4.00%, 4/15/44 77,431
1,000,000 Freddie Mac, Series 4507, Class GB, 3.00%, 9/15/45 837,985
2,217,088 Fannie Mae, Series 2015-65, Class CZ, 3.50%, 9/25/45 1,831,330
104,388
Fannie Mae, Series 2016-85, Class GA, 2.50%,
10/25/45 94,149

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
475,000 Freddie Mac, Series 4650, Class JE, 3.00%, 7/15/46 397,919
1,215,308 Fannie Mae, Series 73, Class DZ, 3.00%, 10/25/46
(b)
1,032,726
512,265 Ginnie Mae, Series 126, Class A, 2.50%, 11/16/46 485,484
712,000 Ginnie Mae, Series 2017-75, Class DL, 3.00%, 3/20/47 544,231
1,495,000 Fannie Mae, Series 2017-42, Class HL, 3.00%, 6/25/47 1,317,394
640,903 Fannie Mae, Series 20, Class KL, 3.50%, 1/25/48 514,866
992,909 Freddie Mac, Series 4795, Class JB, 4.00%, 5/15/48 916,295
2,084,064 Freddie Mac, Series 4841, Class PZ, 4.50%, 9/15/48 1,951,141
863,000 Ginnie Mae, Series 2019-6, Class JK, 3.50%, 1/20/49 742,972
3,939,192
Government National Mortgage Association, Series 90,
Class AB, 3.00%, 7/20/49 3,433,222
762,182 Freddie Mac, Series 4941, Class MB, 3.00%, 7/25/49 669,826
306,127
Chase Home Lending Mortgage Trust, Series 2019-
ATR2, Class A3, 3.50%, 7/25/49
(a)
271,095
662,399 Fannie Mae, Series 2015-65, Class BL, 3.50%, 9/25/49 524,768
3,424,232 Freddie Mac, Series 4938, Class KA, 2.50%, 10/25/49 2,896,021
777,079 Fannie Mae, Series 5, Class MG, 3.50%, 2/25/50 691,736
460,684 Fannie Mae, Series 12, Class LC, 2.00%, 3/25/50 370,087
317,881 Fannie Mae, Series 2020-10, Class Q, 3.00%, 3/25/50 263,360
1,500,000 Fannie Mae, Series 56, Class AQ, 2.00%, 8/25/50 1,142,881
357,736 Freddie Mac, Series 5115, Class G, 2.50%, 9/25/50 283,908
1,565,002
SMB Private Education Loan Trust 2024-F, Series F,
Class A1A, 5.06%, 3/16/54
(a)
1,550,007
1,495,000
Benchmark Mortgage Trust, Series 2023-B39, Class
A5, 5.75%, 7/15/56 1,545,380
1,500,000
BANK Trust, Series 2023-BNK46, Class A4, 5.75%,
8/15/56 1,544,510
1,500,000
BMO Mortgage Trust, Series 2023-C7, Class A5,
6.16%, 12/15/56 1,588,350
1,500,000
BANK Trust, Series 2024-BNK47, Class A5, 5.72%,
6/15/57 1,552,157
1,500,000
Wells Fargo Commercial Mortgage Trust, Series 2024-
C63, Class A5, 5.31%, 8/15/57 1,506,026
Total (Cost $45,552,926) $ 43,533,427
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — 47.34%
Fannie Mae — 29.06%
250,220 4.50%, 3/01/34, Pool #CA3294 246,140
46,381 5.50%, 6/01/38, Pool #984277
(b)
46,532

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae — (continued)
25,977 5.50%, 8/01/38, Pool #995072 26,094
33,525 4.50%, 9/01/39, Pool #AC1830 32,492
33,812 4.50%, 10/01/40, Pool #AE4855 32,770
60,328 3.50%, 2/01/41, Pool #AH5646 55,004
92,378 4.00%, 3/01/41, Pool #AH4008 87,132
293,931 2.50%, 5/01/41, Pool #MA4334 250,100
26,949 4.50%, 6/01/41, Pool #AC9298 26,020
66,333 5.00%, 7/01/41, Pool #AI5595 66,022
114,746 4.00%, 9/01/41, Pool #AJ1717 108,222
1,811,561 6.00%, 10/01/41, Pool #FS4183 1,878,837
1,564,385 2.00%, 12/01/41, Pool #MA4501 1,299,306
1,285,722 2.50%, 4/01/42, Pool #MA4587 1,093,914
531,213 6.00%, 8/01/43, Pool #MA5129 537,978
34,905 4.50%, 10/01/44, Pool #MA2066 33,526
102,145 4.00%, 12/01/44, Pool #MA2127 95,009
100,595 4.50%, 1/01/45, Pool #MA2158 96,621
119,982 3.50%, 3/01/45, Pool #AS4552 108,036
108,780 4.00%, 10/01/45, Pool #AL7487 100,978
752,240 3.00%, 10/01/46, Pool #BC4764 651,126
72,258 4.00%, 11/01/46, Pool #MA2808 67,038
97,172 3.00%, 2/01/47, Pool #BE2329 84,186
51,962 4.00%, 5/01/47, Pool #BE9598 48,110
46,506 4.50%, 11/01/47, Pool #BM3286 44,725
3,088,609 4.00%, 12/01/47, Pool #BM5019 2,889,827
54,010 4.50%, 5/01/48, Pool #CA1711 51,401
1,338,444 3.50%, 6/01/50, Pool #CA6097 1,197,477
187,528 3.00%, 7/01/50, Pool #CA6422 160,871
183,973 3.00%, 7/01/50, Pool #CA6421 158,033
300,298 2.50%, 8/01/50, Pool #FM4055 248,431
697,300 3.00%, 8/01/50, Pool #FS0973 603,506
861,535 3.50%, 9/01/50, Pool #FS5284 771,868
427,127 2.50%, 3/01/51, Pool #FM6523 351,703
298,746 3.00%, 5/01/51, Pool #FM7346 256,204
946,994 2.50%, 8/01/51, Pool #FM8438 781,643
1,122,110 4.00%, 8/01/51, Pool #FS1976 1,040,208

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae — (continued)
2,942,041 3.00%, 9/01/51, Pool #FM8821 2,522,149
274,876 3.00%, 11/01/51, Pool #CB2170 234,266
719,547 3.50%, 2/01/52, Pool #MA4550 641,261
806,046 3.00%, 3/01/52, Pool #BV4143 688,727
616,623 3.50%, 4/01/52, Pool #FS1260 549,748
3,059,115 3.50%, 5/01/52, Pool #CB3593 2,718,774
588,375 4.50%, 6/01/52, Pool #FS2157 558,943
3,550,047 4.50%, 10/01/52, Pool #BW9905 3,354,626
446,764 5.00%, 11/01/52, Pool #CB5278 432,768
517,370 5.50%, 3/01/53, Pool #FS3925 513,106
1,235,738 6.00%, 6/01/53, Pool #FS6616 1,250,704
1,531,313 6.00%, 7/01/53, Pool #FS5233 1,548,017
3,680,123 4.50%, 9/01/53, Pool #FS8829 3,466,815
2,870,910 6.00%, 5/01/54, Pool #FM2472 2,910,954
3,433,872 5.00%, 10/01/54, Pool #FS9535 3,316,035
3,456,988 5.50%, 11/01/54, Pool #FS9455 3,430,014
$ 43,763,997
Freddie Mac — 18.00%
28,542 4.00%, 11/01/32, Pool #ZS8993 27,893
112,766 4.00%, 5/01/37, Pool #ZA2461 108,233
16,504 5.50%, 10/01/39, Pool #ZI9359 16,572
28,981 5.00%, 4/01/40, Pool #ZI9910 28,869
48,564 5.50%, 4/01/40, Pool #ZA1042 48,816
151,073 2.00%, 8/01/40, Pool #RB5076 126,327
20,522 5.00%, 8/01/40, Pool #ZA1056 20,442
52,629 4.00%, 11/01/40, Pool #ZJ0654 49,637
55,922 4.00%, 12/01/40, Pool #ZJ0811 52,744
1,242,448 2.00%, 3/01/41, Pool #RB5105 1,036,815
133,459 3.50%, 8/01/42, Pool #ZL3508 121,526
512,298 6.00%, 2/01/43, Pool #RB5221 518,814
171,499 3.50%, 3/01/43, Pool #ZT1107 155,345
100,590 3.50%, 3/01/45, Pool #ZT1164 91,117
79,932 3.00%, 1/01/46, Pool #ZS4646 69,497
86,243 4.00%, 4/01/46, Pool #ZM1015 80,058
82,190 3.50%, 12/01/47, Pool #ZM5123 73,738

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Freddie Mac — (continued)
1,690,871 4.00%, 6/01/48, Pool #ZT0541 1,569,658
576,904 2.50%, 7/01/51, Pool #QC4230 477,628
898,045 3.00%, 8/01/51, Pool #SD8162 764,330
940,417 3.00%, 2/01/52, Pool #RA6664 804,688
783,211 3.50%, 4/01/52, Pool #SD0957 698,221
654,356 4.50%, 6/01/52, Pool #SD1265 616,279
1,046,607 4.50%, 8/01/52, Pool #SD1515 986,437
692,990 5.00%, 10/01/52, Pool #SD1710 672,110
1,446,396 4.00%, 12/01/52, Pool #SD5808 1,334,432
627,833 5.00%, 1/01/53, Pool #RA8382 608,154
3,592,746 5.00%, 2/01/53, Pool #SD2473 3,477,332
866,372 5.50%, 2/01/53, Pool #QF8052 858,841
1,090,196 4.50%, 5/01/53, Pool #SD2952 1,036,745
423,501 6.00%, 5/01/53, Pool #SD3072 428,291
931,739 5.00%, 6/01/53, Pool #SD3128 902,573
899,975 5.50%, 6/01/53, Pool #SD3136 893,832
1,202,243 6.00%, 7/01/53, Pool #SD3223 1,218,849
724,550 5.50%, 6/01/54, Pool #SD5479 718,125
2,959,079 6.00%, 9/01/54, Pool #SD6558 2,993,203
3,462,673 5.50%, 11/01/54, Pool #SD6622 3,431,266
$ 27,117,437
Ginnie Mae II — 0.28%
6,494 4.00%, 12/20/40, Pool #755678 6,112
462,528 4.00%, 7/20/52, Pool #786280 427,278
433,390
Total (Cost $73,935,210) 71,314,824
Principal Amount Fair Value
U.S. GOVERNMENT AGENCIES — 0.31%
550,000 Federal Home Loan Banks, 1.90% , 10/07/31 460,672
Total (Cost $474,505) 460,672
Principal Amount Fair Value
U.S. TREASURY BONDS & NOTES — 2.04%
2,644,100 United States Treasury Bond, 2.38% , 2/15/42
(b)
1,884,438
2,158,200 United States Treasury Bond, 1.88% , 11/15/51
(b)
1,192,574

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
U.S. TREASURY BONDS & NOTES — (continued)
Total (Cost $3,738,781) $ 3,077,012
Shares Fair Value
MONEY MARKET FUNDS — 1.27%
1,913,780
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.35%
(e)
1,913,780
Total Money Market Funds
(Cost $1,913,780) 1,913,780
Total Investments— 99.74%
(Cost $157,03 4,923) 150,264,264
Other Assets in Excess of Liabilities — 0.26% 397,431
NET ASSETS — 100.00% $ 150,661,695
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended December 31, 2024 is $9,299,446, which represents 6.2% of net assets.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2024. The maturity date reflected is the final maturity date.
(d) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e) Represents the current yield as of report date.
STEP Step Coupon Bond

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — 99.30%
North Carolina — 99.30%
$ 500,000 Brunswick County, NC, Enterprise Systems Revenue,
Callable 2/1/33 @ 100 , 5.00%, 2/1/42 $ 545,771
575,000 Brunswick County, NC, Enterprise Systems Revenue,
Callable 2/1/33 @ 100 , 5.00%, 2/1/41 629,793
1,475,000 Buncombe County, NC, Advance Refunding
Revenue Limited Obligation, Callable 6/1/25 @ 100 ,
5.00%, 6/1/28 1,485,594
2,000,000
Buncombe County, NC, Callable 6/1/34 @ 100 ,
5.00%, 6/1/36 2,278,379
1,100,000 Cabarrus County, NC, Refunding Revenue Bonds
Series A , 5.00%, 6/1/31 1,225,489
1,000,000 Charlotte, NC, Charlotte Douglas International
Airport Refunding Revenue, Callable 7/1/24 @ 100 ,
5.00%, 7/1/31 1,004,324
1,695,000
Charlotte, NC, Current Refunding G.O. Series A ,
5.00%, 6/1/29 1,845,473
2,000,000 Charlotte, NC, Current Refunding G.O. Series A,
Callable 6/1/29 @ 100 , 5.00%, 6/1/34 2,152,263
2,000,000 Charlotte, NC, Public Facilities, Certification of
Participation Series B, Callable 12/1/31 @ 100 ,
5.00%, 12/1/32 2,243,124
2,275,000 Charlotte, NC, Recreational Facilities Improvements
Revenue, Callable 12/1/28 @ 100 , 5.00%, 12/1/33 2,421,136
1,520,000 Charlotte, NC, Recreational Facilities Improvements
Revenue, Callable 12/1/28 @ 100 , 5.00%, 12/1/34 1,614,119
2,650,000 Charlotte, NC, Water & Sewer System Revenue,
Refunding Revenue Bonds Series A, Callable 7/1/32 @
100 , 5.00%, 7/1/39 2,932,160
2,055,000 Charlotte, NC, Water & Sewer System Revenue,
Refunding Revenue Bonds Series A , 5.00%, 7/1/42 2,295,273
1,590,000 Chatham County, NC, Refunding Revenue (County
Guaranteed) , 5.00%, 12/1/28 1,653,635
2,100,000 Concord, NC, Recreational Facility Improvements
G.O., Callable 9/1/33 @ 100 , 5.00%, 9/1/34 2,408,897
2,210,000
County of Forsyth, NC , 5.00%, 6/1/30 2,445,751
1,795,000
County of Transylvania, NC , 5.00%, 4/1/30 1,976,543
1,000,000
Currituck County, NC, Callable 4/1/33 @ 100 ,
5.00%, 4/1/38 1,112,016
1,150,000
Currituck County, NC, Callable 4/1/33 @ 100 ,
5.00%, 4/1/37 1,283,783
1,150,000
Currituck County, NC, Callable 4/1/33 @ 100 ,
5.00%, 4/1/36 1,288,138
1,890,000
Durham County, NC, Current Refunding G.O. ,
5.00%, 6/1/29 2,058,604

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
North Carolina — (continued)
$ 1,225,000 East Carolina University, University & College
Improvements Revenue Series A, Callable 4/1/26 @
100 , 5.00%, 10/1/27 $ 1,251,828
1,000,000 Elizabeth City State University, Board of Governors
of NC, Advance Refunding Revenue Bonds, Callable
4/1/29 @ 100 (AGM) , 5.00%, 4/1/40 1,033,584
1,690,000 Fayetteville, NC, Public Works Commission, Electric
Light & Power Improvements Revenue, Callable 3/1/24
@ 100 , 5.00%, 3/1/29 1,789,083
2,000,000 Greensboro, NC, Recreational Facility Improvements
G.O. Series B, Callable 4/1/32 @ 100 , 5.00%, 4/1/40 2,199,862
1,500,000
Guilford County, NC , 4.00%, 3/1/40 1,525,289
1,675,000 Guilford County, NC, Advance Refunding, G.O. Series
A, Callable 2/1/26 @ 100 , 5.00%, 2/1/28 1,710,828
880,000 Johnston County, NC, Water Utility Improvements
Revenue Bonds, Callable 4/1/33 @ 100 , 5.00%, 4/1/39 975,780
1,000,000
Macon County, NC , 5.00%, 10/1/41 1,103,070
1,195,000 Monroe, NC, Advanced Refunding Revenue Bonds,
Callable 3/1/26 @ 100 , 5.00%, 3/1/29 1,218,218
1,000,000 North Carolina Agricultural & Technical State
University, Refunding Revenue Series A, Callable
10/1/25 @ 100 , 5.00%, 10/1/32 1,010,231
1,215,000 North Carolina Agricultural & Technical State
University, Refunding Revenue Series A, Callable
10/1/25 @ 100 , 5.00%, 10/1/34 1,226,893
500,000 North Carolina Agricultural & Technical State
University, Refunding Revenue Series A ,
5.00%, 10/1/43 536,439
500,000 North Carolina Agricultural & Technical State
University, Refunding Revenue Series A ,
5.00%, 10/1/48 529,909
1,000,000 North Carolina Agricultural & Technical State
University, Refunding Revenue Series A ,
5.00%, 10/1/52 1,054,557
750,000 North Carolina Capital Facilities Finance Agency,
Meredith College Project, Refunding Revenue ,
5.00%, 6/1/25 754,025
1,045,000 North Carolina Capital Facilities Finance Agency, The
Arc of North Carolina Project, Refunding Revenue
(Housing and Urban Development, Section 8) ,
5.00%, 10/1/25 1,045,836

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
North Carolina — (continued)
$ 2,345,000 North Carolina Capital Facilities Finance Agency, The
Arc of North Carolina Project, Refunding Revenue
(Housing and Urban Development, Section 8), Callable
10/1/27 @ 100 , 5.00%, 10/1/34 $ 2,356,069
1,000,000 North Carolina Central University, University &
College Improvements, Revenue Bonds, Callable
4/1/29 @ 100 , 5.00%, 4/1/37 1,047,646
1,205,000 North Carolina Central University, University &
College Improvements, Revenue Bonds, Callable
4/1/29 @ 100 , 5.00%, 4/1/33 1,275,407
2,500,000
North Carolina Medical Care Commission ,
5.00%, 2/1/51 2,541,528
2,000,000 North Carolina Medical Care Commission, Advance
Refunding Revenue Bonds, Vidant Health, Callable
6/1/25 @ 100 , 5.00%, 6/1/40 2,007,434
1,500,000 North Carolina Medical Care Commission, Health,
Hospital and Nursing Home Improvements, Revenue
Bonds Series A, Callable 1/1/30 @ 100 , 5.00%, 7/1/32 1,603,545
1,040,000
North Carolina Municipal Power Agency No 1 ,
5.00%, 1/1/29 1,063,336
3,000,000 North Carolina State, Advance Refunding Revenue
Bonds Series B, Callable 5/1/27 @ 100 , 5.00%, 5/1/30
(a)
3,126,544
1,100,000 North Carolina State, Advance Refunding Revenue
Bonds Series B, Callable 5/1/27 @ 100 , 5.00%, 5/1/28 1,148,966
2,500,000 North Carolina State, Build North Carolina Bonds,
Highway Improvements Revenue Bonds Series A,
Callable 5/1/29 @ 100 , 5.00%, 5/1/31 2,697,711
3,000,000 North Carolina State, Highway Improvements Revenue
Bonds Series N, Callable 3/1/31 @ 100 , 4.00%, 3/1/34 3,083,529
1,500,000 North Carolina Turnpike Authority, Senior Lien,
Advance Refunding Revenue (AGM) , 5.00%, 1/1/27 1,555,835
2,100,000 North Carolina Turnpike Authority, Senior Lien,
Advance Refunding Revenue, Callable 1/1/27 @ 100
(AGM) , 5.00%, 1/1/28 2,171,703
1,060,000 Pitt County, NC, Advance Refunding Revenue Bonds
Series B, Callable 10/1/26 @ 100 , 5.00%, 4/1/30 1,090,354
3,000,000 Raleigh, NC, Combined Enterprise System Revenue,
Current Refunding Revenue Bonds, Callable 9/1/33 @
100 , 5.00%, 9/1/48 3,264,474
2,000,000 Raleigh, NC, Refunding Notes G.O. Series A, Callable
4/1/33 @ 100 , 5.00%, 4/1/35 2,274,761
1,025,000 Raleigh, NC, Refunding Notes G.O. Series A, Callable
4/1/33 @ 100 , 5.00%, 4/1/36 1,161,561

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
North Carolina — (continued)
$ 2,200,000 Raleigh, NC, Refunding Notes G.O. Series A, Callable
4/1/33 @ 100 , 5.00%, 4/1/40 $ 2,449,505
1,985,000 Sampson County, NC, Refunding Revenue, Callable
12/1/25 @ 100 , 5.00%, 12/1/26
(a)
2,015,048
1,025,000 Surry County, NC, School Improvements, Revenue
Bonds, Callable 6/1/29 @ 100 , 4.00%, 6/1/35 1,036,219
1,470,000
Town of Apex, NC, Callable 2/1/33 @ 100 ,
5.00%, 2/1/35
(a)
1,667,181
1,425,000 Town of Fuquay-Varina NC, Multi-Utility
Improvements G.O. , 5.00%, 8/1/37 1,609,099
1,195,000 Town of Fuquay-Varina NC, Multi-Utility
Improvements G.O. , 5.00%, 8/1/31 1,345,485
1,080,000
Town of Garner NC, Public Improvements G.O. ,
5.00%, 2/1/31 1,206,361
1,080,000 Town of Garner NC, Public Improvements G.O.,
Callable 2/1/33 @ 100 , 5.00%, 2/1/34 1,229,949
1,010,000 Town of Holly Springs, NC, Public Improvements
Revenue, Callable 10/1/24 @ 100 , 5.00%, 10/1/27 1,011,261
1,005,000
Town of Huntersville, NC , 5.00%, 12/1/28 1,084,977
1,150,000
Town of Huntersville, NC , 4.00%, 12/1/38 1,192,708
870,000 Town of Oak Island Combined Enterprise System,
Advance Refunding Revenue (AGM) , 5.00%, 6/1/25 876,427
1,030,000 Union County, NC, Public Improvements Bonds G.O.,
Callable 3/1/32 @ 100 , 5.00%, 3/1/34 1,160,220
1,720,000 Union County, NC, School Improvements G.O.,
Callable 9/1/33 @ 100 , 5.00%, 9/1/42 1,901,879
1,500,000 University of North Carolina at Chapel Hill, Current
Refunding Revenue Bonds Series B, Callable 12/1/31
@ 100 , 5.00%, 12/1/36 1,666,683
1,100,000 University of North Carolina at Wilmington, Current
Refunding Revenue Bonds Series B, Callable 10/1/29
@ 100 , 5.00%, 10/1/34 1,184,526
1,585,000 Wake County, NC, Public Improvements, G.O. Series
A, Callable 3/1/28 @ 100 , 5.00%, 3/1/30 1,683,091
1,725,000 Wake County, NC, Refunding Revenue Bonds Series A,
Callable 8/1/28 @ 100 , 5.00%, 8/1/32 1,837,439
350,000 Watauga Public Facilities Corp., School Improvements
Revenue Bonds, Callable 6/1/32 @ 100 , 5.25%, 6/1/40 386,553
325,000 Watauga Public Facilities Corp., School Improvements
Revenue Bonds, Callable 6/1/32 @ 100 , 5.00%, 6/1/35 360,656
400,000 Watauga Public Facilities Corp., School Improvements
Revenue Bonds, Callable 6/1/32 @ 100 , 5.00%, 6/1/36 442,450
375,000 Watauga Public Facilities Corp., School Improvements
Revenue Bonds, Callable 6/1/32 @ 100 , 5.00%, 6/1/37 413,461

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
North Carolina — (continued)
$ 375,000 Watauga Public Facilities Corp., School Improvements
Revenue Bonds, Callable 6/1/32 @ 100 , 5.00%, 6/1/38 $ 412,037
650,000 Watauga Public Facilities Corp., School Improvements
Revenue Bonds, Callable 6/1/32 @ 100 , 5.25%, 6/1/42 711,273
2,060,000
Wilmington, NC, Public Improvements G.O. Series A ,
5.00%, 5/1/31 2,312,745
1,365,000 Winston-Salem, NC, Public Improvements G.O. Series
B, Callable 6/1/33 @ 100 , 5.00%, 6/1/35 1,552,702
1,875,000 Winston-Salem, NC, Water & Sewer System,
Refunding Revenue Series A, Callable 6/1/24 @ 100 ,
5.00%, 6/1/25
(a)
1,877,891
Total (Cost $124,615,921) 123,963,926
Shares Fair Value
MONEY MARKET FUNDS — 0.21%
256,742
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.35%
(b)
256,742
Total Money Market Funds
(Cost $256,742) 256,742
Total Investments— 99.51%
(Cost $124,872,663) 124,220,668
Other Assets in Excess of Liabilities — 0.49% 605,840
NET ASSETS — 100.00% $ 124,826,508
(a) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended December 31, 2024 is $8,686,666, which represents 7.0 % of net assets.
(b) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.
G.O. General Obligation

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — 97.70%
South Carolina — 97.70%
$ 750,000 Aiken County, SC, Consolidated School District,
Special Obligation Bonds, School Improvements
Revenue, Callable 6/1/29 @ 100 , 4.00%, 6/1/33 $ 766,672
1,000,000 Charleston, SC, Waterworks & Sewer System Revenue,
Water Utility Improvements Revenue Bonds, Callable
1/1/30 @ 100 , 5.00%, 1/1/38 1,075,541
750,000 Charleston, SC, Waterworks & Sewer System Revenue,
Water Utility Improvements Revenue Bonds, Callable
7/1/32 @ 100 , 5.00%, 1/1/52
(a)
796,876
1,000,000 Columbia, SC, Waterworks & Sewer System Revenue,
Water & Sewer Utility Improvements Revenue,
Callable 2/1/28 @ 100 , 5.00%, 2/1/48 1,063,402
1,000,000 Columbia, SC, Waterworks & Sewer System Revenue,
Water & Sewer Utility Improvements Revenue,
Callable 2/1/33 @ 100 , 5.25%, 2/1/52 1,085,127
780,000 Dorchester County School District No. 4, School
Improvements G.O. Series A, Callable 9/1/33 @ 100
(SCSDE) , 5.00%, 3/1/43 850,721
830,000 Florence, SC, Combined Waterworks & Sewerage
System Revenue, Water Utility Improvements Revenue
Bonds, Callable 9/1/33 @ 100 , 5.00%, 9/1/37 929,808
1,000,000 Greenville Health System, Hospital System Board
Series B, Callable 5/1/24 @ 100 , 5.00%, 5/1/31 1,001,697
1,000,000
Greenwood County, SC , 5.00%, 10/1/32 1,079,988
1,000,000 Lancaster County, SC, School District, School
Improvements G.O. Series A, Callable 3/1/27 @ 100
(SCSDE) , 4.00%, 3/1/30 1,011,210
600,000 Lexington County, SC, School District No. 1, School
Improvements G.O. Series B, Callable 2/1/29 @ 100
(SCSDE) , 5.00%, 2/1/31 645,329
1,000,000 Lexington County, SC, School District No. 2,
G.O. Series C, Callable 3/1/27 @ 100 (SCSDE) ,
5.00%, 3/1/31 1,037,927
1,085,000 Lugoff-Elgin Water Authority, Refunding Revenue
Series B, Callable 7/1/26 @ 100 , 5.00%, 7/1/30
(a)
1,109,166
1,000,000
Oconee County, SC , 5.00%, 4/1/41 1,096,956
1,000,000 Orangeburg County, SC, Correctional Facilities
Improvements, Installment Purchase Revenue Bonds,
Callable 12/1/27 @ 100 , 5.00%, 12/1/29 1,032,660
715,000
Patriots Energy Group Financing Agency , 5.25%, 2/1/54 764,368
500,000 Richland County, DC, School District No. 2, Refunding
Bonds G.O. Series B, Callable 3/1/27 @ 100 (SCSDE) ,
4.00%, 3/1/29 505,762

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
South Carolina — (continued)
$ 805,000 Richland County, SC, School District No. 2, School
Improvements G.O. Series A, Callable 3/1/32 @ 100
(SCSDE) , 5.00%, 3/1/36 $ 892,818
625,000 SCAGO Educational Facilities Corp. for Spartanburg
School District No. 1, Refunding Revenue Series B ,
5.00%, 6/1/25 628,766
490,000 SCAGO Educational Facilities Corp. for Sumter
County School 17, Refunding Revenue , 5.00%, 12/1/25 497,067
645,000
South Carolina Jobs-Economic Development Authority ,
5.00%, 11/1/34 724,389
400,000
South Carolina Jobs-Economic Development Authority ,
5.00%, 11/1/33
(a)
450,884
850,000 South Carolina Jobs-Economic Development Authority,
AnMed Health Project, Advanced Refunding Revenue
Bonds, Callable 2/1/26 @ 100 , 5.00%, 2/1/29 862,774
1,000,000 South Carolina Jobs-Economic Development Authority,
Wofford College Project, University & College
Improvements Revenue, Callable 4/1/29 @ 100 ,
5.00%, 4/1/44 1,030,504
750,000 South Carolina Public Service Authority, Callable
12/1/32 @ 100 , 5.25%, 12/1/36 835,992
1,000,000 South Carolina Transportation Infrastructure Bank,
Advance Refunding Revenue Series A, Callable 10/1/27
@ 100 (AGM) , 5.00%, 10/1/38 1,036,955
1,000,000 Spartanburg County School District No. 4, SC, School
Improvements G.O. (SCSDE) Series A, Callable 3/1/32
@ 100 (SCSDE) , 5.00%, 3/1/40 1,088,979
500,000 Spartanburg County School District No. 5, SC, School
Improvements G.O., Callable 3/1/32 (SCSDE) ,
5.00%, 3/1/37 552,244
750,000 State of South Carolina, University & College
Improvements G.O. Series A, Callable 4/1/32 @ 100 ,
5.00%, 4/1/39 828,481
Total (Cost $25,321,512) 25,283,063
Shares Fair Value
MONEY MARKET FUNDS — 1.22%
315,345
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.35%
(b)
315,345

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS — 1.22% - continued
Total Money Market Funds
(Cost $315,345) $ 315,345
Total Investments— 98.92%
(Cost $25,636,857) 25,598,408
Other Assets in Excess of Liabilities — 1.08% 278,700
NET ASSETS — 100.00% $ 25,877,108
(a) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended December 31, 2024 is $2,356,922, which represents 9.1% of net assets.
(b) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.
G.O. General Obligation
SCAGO South Carolina Association of Governmental Organizations
SCSDE South Carolina School District Enhancement

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — 97.70%
Virginia — 97.70%
$ 1,000,000 Albemarle County, VA, Economic Development
Authority, Public Improvements Revenue , 5.00%, 6/1/27 $ 1,049,744
1,000,000 Albemarle County, VA, School Improvements G.O.,
(State Aid Withholding) , 5.00%, 6/1/26 1,029,008
1,000,000 Arlington County, VA, Public Improvements G.O.,
Callable 8/15/27 @ 100 , 5.00%, 8/15/30 1,048,228
1,085,000 Chesapeake Bay Bridge & Tunnel District, First Tier
General Resolution, Highway Improvements, Revenue
Bonds, Callable 7/1/26 @ 100 (AGM) , 5.00%, 7/1/41 1,101,588
1,000,000 Chesapeake, VA, Chesapeake Expressway, Callable
7/15/34 @ 100 , 5.00%, 7/15/41 1,105,192
1,000,000 Chesapeake, VA, Public Improvements, Refunding
G.O. Series A, Callable 18/1/27 @ 100 , 5.00%, 8/1/30 1,047,620
1,000,000 Chesterfield County, VA, School Improvements G.O.,
(State Aid Withholding) Series A, Callable 1/1/28 @
100 , 4.00%, 1/1/31 1,030,347
1,000,000 Chesterfield County, VA, School Improvements G.O.,
(State Aid Withholding), Callable 1/1/33 @ 100 ,
5.00%, 1/1/40 1,111,177
1,000,000
City of Alexandria, VA , 5.00%, 12/15/33 1,155,084
1,145,000 Culpeper County, VA, Economic Development
Authority, VA Capital Projects, Refunding Revenue,
Callable 6/1/24 @ 100 , 4.00%, 6/1/26 1,145,547
1,145,000 Fairfax County, VA, School Improvements G.O.,
Current Refunding Series A, Callable 4/1/30 @ 100 ,
5.00%, 10/1/30
(a)
1,261,951
1,000,000
Fairfax County, VA, Sewer Revenue , 5.00%, 7/15/54 1,076,880
1,000,000 Fredericksburg Economic Development Authority,
Mary Washington Healthcare Obligation Group,
Refunding Revenue, Callable 6/15/24 @ 100 ,
5.00%, 6/15/26 1,000,362
1,320,000 Loudoun County Economic Development Authority,
Loudoun County Public Improvements Projects,
Revenue Bonds Series A, Callable 12/1/31 @ 100 ,
5.00%, 12/1/36 1,457,407
1,000,000 Loudoun County, VA, Miscellaneous Purposes Revenue
G.O. (State Aid Withholding) Series A , 5.00%, 12/1/29 1,097,286
1,000,000 Manassas, VA, Public Improvements, Public Facilities
G.O. (State Aid Withholding), Callable 7/1/29 @ 100 ,
4.00%, 7/1/33 1,038,081
1,000,000
Norfolk, VA, Callable 8/1/28 @ 100 , 5.00%, 8/1/47 1,074,277
1,135,000
Norfolk, VA, Water Revenue, Callable 11/1/33 @ 100 ,
5.00%, 11/1/44 1,243,811

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
Virginia — (continued)
$ 1,000,000
Norfolk, VA, Water Revenue, Callable 11/1/33 @ 100 ,
5.00%, 11/1/40 $ 1,114,656
1,375,000 Rappahannock Regional Jail Authority, Refunding
Revenue, Callable 10/1/25 @ 100 , 5.00%, 10/1/26 1,392,642
1,295,000 Richmond, VA, Public Utility Advance Refunding
Revenue Bonds, Callable 1/15/26 @ 100 ,
5.00%, 1/15/27 1,321,151
1,265,000 Roanoke, VA, School Improvements G.O., Callable
4/1/32 @ 100 , 5.00%, 4/1/34
(a)
1,420,232
1,000,000 Salem, VA, School Improvements G.O., Current
Refunding , 5.00%, 5/1/28 1,065,319
1,000,000 Spotsylvania County, VA, School Improvements G.O.,
Callable 7/15/32 @ 100 , 5.00%, 1/15/37 1,115,466
1,000,000 Spotsylvania County, VA, School Improvements G.O.,
Callable 7/15/32 @ 100 , 5.00%, 1/15/38 1,110,662
2,085,000
Suffolk, VA, Callable 2/1/32 @ 100 , 5.00%, 2/1/43
(a)
2,259,956
1,000,000
Upper Occoquan Sewage Authority , 5.00%, 7/1/37 1,148,219
1,000,000 Virginia Beach, VA, Storm Water Utility Revenue,
Public Improvements Revenue Bonds Series A,
Callable 11/15/30 @ 100 , 5.00%, 11/15/31 1,109,503
1,000,000 Virginia College Building Authority, University &
College Improvements Revenue Bonds (State Intercept)
Series C , 5.00%, 9/1/29 1,089,498
1,000,000 Virginia College Building Authority, University &
College Improvements Revenue Bonds, Callable 2/1/32
@ 100 , 5.25%, 2/1/41 1,100,574
1,215,000 Virginia Commonwealth Transportation Board, Federal
Highway Transportation Grant, Callable 9/15/26 @
100 , 5.00%, 9/15/30 1,249,890
1,000,000 Virginia Commonwealth Transportation Board, Federal
Transporation Grant, Anticipation Advance Refunding
Revenue, Callable 9/15/27 @ 100 , 5.00%, 9/15/31 1,048,875
1,000,000 Virginia Housing Development Authority, Callable
4/1/26 @ 100 , 3.00%, 10/1/29 963,397
1,000,000 Virginia Port Authority Commonwealth Port Fund,
Airport & Marina Improvements Revenue Bonds Series
A , 5.00%, 7/1/41 1,097,992
1,000,000 Virginia Public School Authority, School Improvements
Revenue Bonds (State Aid Withholding) , 5.00%, 1/15/30 1,098,972
1,035,000 Virginia Public School Authority, School Improvements
Revenue Bonds (State Aid Withholding) , 5.00%, 8/15/30 1,145,748

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
Virginia — (continued)
$ 1,000,000 Winchester Economic Development Authority, Callable
1/1/34 @ 100 , 5.00%, 1/1/42 $ 1,088,267
Total (Cost $43,108,203) 43,014,609
Shares Fair Value
MONEY MARKET FUNDS — 1.26%
556,823
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.35%
(b)
556,823
Total Money Market Funds
(Cost $556,823 ) 556,823
Total Investments— 98.96%
(Cost $43,665,026) 43,571,432
Other Assets in Excess of Liabilities — 1.04% 458,181
NET ASSETS — 100.00% $ 44,029,613
(a) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended December 31, 2024 is $3,766,088, which represents 8.6% of net assets.
(b) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.
G.O. General Obligation

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Investments
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — 98.53%
West Virginia — 98.53%
$ 1,000,000 Berkeley County, Board of Education, School
Improvements G.O. (West Virginia Board
Commission) , 4.00%, 6/1/28 $ 1,029,327
1,750,000 Berkeley County, Board of Education, School
Improvements G.O. (West Virginia Board
Commission), Callable 6/1/33 @ 100 , 4.00%, 6/1/36
(a)
1,789,105
1,500,000 Berkeley County, WV, Public Service Sewer District,
Miscellaneous Purposes Revenue Series C, Callable
10/30/23 @ 100 (BAM) , 4.50%, 10/1/32 1,499,911
1,080,000 Braxton County, WV, Board of Education, Public
School, Advance Refunding G.O. (West Virginia Board
Commission), Callable 5/1/26 @ 100 , 5.00%, 5/1/28
(a)
1,106,542
610,000
Fairmont State University , 5.00%, 6/1/26 623,263
1,860,000 Marshall University, WV, University & College
Improvements Revenue Bonds Series A (AGM) ,
5.00%, 5/1/30 2,013,284
705,000 Morgantown Utility Board, WV, Combined Water
Utility Improvements Revenue Series B, Callable
6/1/28 @ 100 , 5.00%, 12/1/34 743,381
1,140,000 Morgantown Utility Board, WV, Water Utility
Improvements Revenue Bonds Series B, Callable
6/1/28 @ 100 , 5.00%, 12/1/36 1,197,048
1,075,000 Ohio County, WV, Board of Education, School
Improvements G.O. (West Virginia Board
Commission) , 3.00%, 6/1/28 1,051,355
1,000,000 Ohio County, WV, Board of Education, School
Improvements G.O. (West Virginia Board
Commission) , 4.00%, 6/1/29 1,023,348
1,275,000
Ohio County, WV, Callable 6/1/34 @ 100 ,
5.25%, 6/1/44 1,314,148
1,265,000 School Building Authority of West Virginia, Lottery
Capital Improvements Revenue Series A, Callable
7/1/24 @ 100 , 5.00%, 7/1/28 1,267,157
1,000,000
State of West Virginia, Callable 6/1/29 @ 100 ,
5.00%, 6/1/44 1,042,721
1,505,000
State of West Virginia, Callable 6/1/31 @ 100 ,
5.00%, 6/1/45 1,598,433
1,000,000 State of West Virginia, Fuel Sales Tax Revenue, Group
1 Highway Improvements, G.O. Series S, Callable
6/1/29 @ 100 , 5.00%, 12/1/35 1,063,555
1,100,000 State of West Virginia, Fuel Sales Tax Revenue, Group
2 Highway Improvements, G.O. Series S, Callable
6/1/29 @ 100 , 5.00%, 12/1/43 1,148,717

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
West Virginia — (continued)
$ 1,000,000 Taylor County, WV, Board of Education, Callable
6/1/34 @ 100 , 5.00%, 6/1/35 $ 1,129,827
1,000,000 Taylor County, WV, Board of Education, Callable
6/1/34 @ 100 , 5.00%, 6/1/36 1,125,380
850,000 West Virginia Commissioner of Highways, Callable
9/1/27 @ 100 , 5.00%, 9/1/28 889,942
500,000
West Virginia Economic Development Authority ,
3.38%, 3/1/40 493,697
1,000,000 West Virginia Economic Development Authority,
Callable 11/25/24 @ 100 , 5.00%, 6/1/26 1,005,319
1,145,000 West Virginia Economic Development Authority,
Lottery Recreational Facilities Improvements Revenue
Series A, Callable 7/1/27 @ 100 , 5.00%, 7/1/28 1,200,569
1,500,000 West Virginia Economic Development Authority,
Provident Group - Marshall Properties L.L.C, Current
Refunding Revenue Bonds Series A-1, Callable 7/1/33
@ 100 , 5.00%, 7/1/37 1,631,200
1,015,000 West Virginia Economic Development Authority, State
Office Building 3, Public Improvements Revenue Series
D, Callable 6/1/5 @ 100 , 5.00%, 6/1/26 1,022,530
1,470,000 West Virginia Hospital Finance Authority, Charleston
Area Medical Center Inc., Health, Hospital, Nursing
Home Improvements, Refunding Revenue, Callable
9/1/29 @ 100 , 5.00%, 9/1/39 1,498,634
1,000,000 West Virginia Hospital Finance Authority, Health Care
Facilities Revenue Bonds Series A, Callable 6/1/33 @
100 , 5.00%, 6/1/41 1,071,045
1,385,000 West Virginia Hospital Finance Authority, United
Health System Obligation, Health, Hospital, Nursing
Home Improvements Refunding Revenue Bonds ,
5.00%, 6/1/26 1,417,042
1,070,000 West Virginia Housing Development Fund, Revenue
Bonds Series A , 3.25%, 5/1/29 1,047,489
905,000 West Virginia Housing Development Fund, Revenue
Bonds Series A , 3.30%, 11/1/29 891,474
1,980,000 West Virginia Parkways Authority, Highway
Improvements, Senior Lien Revenue Bonds, Callable
6/1/31 @ 100 , 5.00%, 6/1/47 2,087,144
1,105,000 West Virginia Parkways Authority, Senior Turnpike Toll
Revenue, Highway Improvements, Callable 6/1/28 @
100 , 5.00%, 6/1/39 1,151,973
1,000,000 West Virginia State School Building Authority, Lottery
Revenue, School Improvements Revenue Series A,
Callable 7/1/28 @ 100 , 5.00%, 7/1/29 1,066,399

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
West Virginia — (continued)
$ 2,000,000 West Virginia University, University Projects,
University & College Improvements Revenue Series A,
Callable 10/1/31 @ 100 , 5.00%, 10/1/44 $ 2,124,372
1,685,000 West Virginia University, University Projects,
University & College Improvements Revenue Series A,
Callable 10/1/31 @ 100 , 5.00%, 10/1/43 1,795,198
1,015,000
West Virginia Water Development Authority ,
5.00%, 11/1/35 1,055,095
1,050,000 West Virginia Water Development Authority, Loan
Program II, Refunding Revenue Series A-II, Callable
11/1/23 @ 100 , 5.00%, 11/1/26
(a)
1,051,413
740,000 West Virginia Water Development Authority,
West Virginia Infrastructure & Jobs, Current
Refunding Revenue Bonds, Callable 10/1/26 @ 100 ,
5.00%, 10/1/30 759,528
1,100,000 West Virginia Water Development Authority,
West Virginia Infrastructure & Jobs, Current
Refunding Revenue Bonds, Callable 10/1/26 @ 100 ,
5.00%, 10/1/31 1,127,145
1,500,000 Wood County, WV, Board of Education, Callable 6/1/33
@ 100 , 4.50%, 6/1/34 1,600,421
1,000,000 Wood County, WV, Board of Education, Callable 6/1/33
@ 100 , 4.50%, 6/1/35 1,057,620
1,550,000 Wyoming County, WV, Board of Education, Callable
6/1/34 @ 100 , 5.00%, 6/1/35 1,722,167
1,000,000 Wyoming County, WV, Board of Education, Callable
6/1/34 @ 100 , 5.00%, 6/1/36 1,105,876
Total (Cost $52,197,461) 51,639,794
Shares Fair Value
MONEY MARKET FUNDS — 0.73%
382,150
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.35%
(b)
382,150
Total Money Market Funds
(Cost $382,150) 382,150
Total Investments— 99.26%
(Cost $52,579,611) 52,021,944
Other Assets in Excess of Liabilities — 0.74% 389,170
NET ASSETS — 100.00% $ 52,411,114

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Investments (continued)
December 31, 2024 - (Unaudited)
(a) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended December 31, 2024 is $3,815,043, which represents 7.3% of net assets.
(b) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.
BAM Build America Mutual
G.O. General Obligation